UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund:  BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
DECEMBER 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term.
However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S.
mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
2.31% (18.11)%
U.S. small cap equities
(Russell 2000
®
Index)
3.91 (20.44)
International equities (MSCI
Europe, Australasia, Far
East Index)
6.36 (14.45)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.99) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.32 1.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.58) (16.28)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.97) (13.01)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.50 (8.53)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
3.50 (11.18)
This Page is not Part of Your Fund Report

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield corporate bonds experienced sharply negative returns in the period, as persistent inflation and aggressive rate hiking by the Fed weighed on bond market returns broadly and rising fears of recession weighed on credit sentiment.
During the reporting period, security selection within the independent energy sector and underweight allocations to the retail and pharmaceutical sectors contributed positively to performance relative to the benchmark. By credit rating, an underweight allocation to BB-rated issues and an overweight to B issues proved additive. Asset allocation was a net contributor as well, highlighted by tactical, out-of-benchmark allocations to bank loans and investment grade corporate bonds.
From a sector perspective, overweight allocations to wirelines, chemicals and midstream energy detracted from performance. By credit rating, the Fund’s overweight allocation to the CCC-rated bucket and out-of-benchmark exposure to BBB-rated credit weighed on return.
Describe recent portfolio activity.
Overall portfolio risk was reduced during the period amid growth fears and rising interest rates. In this vein, the Fund’s total credit exposure, duration (and corresponding interest rate sensitivity) and beta (market sensitivity) were all lowered. Exposure to sectors facing strong headwinds, such as healthcare, was reduced as well. The Fund increased exposure to issues rated BBB over the period, as high yield new issuance remained quiet and the investment adviser found attractive relative value opportunities in the lower-rated part of the investment grade market.
Describe portfolio positioning at period end.
From a credit quality perspective, B-rated bonds were the Fund’s largest allocation, followed by BB and then CCC issues. The Fund remained underweight the highest yielding, distressed portion of the market. Floating rate loan interest was approximately 12% of the portfolio as they have played a meaningful role in managing interest rate risk given their floating rate feature. The Fund maintained a meaningful allocation to investment grade bonds based on attractive relative value. In sector terms, the biggest overweights at period end were to technology, property and casualty and metals and mining. Sector weights are principally the product of the investment adviser’s views on individual issuers rather than any top-down sector views.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c )
..................................................... 7.44% 7.35% (10.35)% 2.60% 4.10%
Class III
(c )
.................................................... 7.19 7.09 (10.56) 2.35 3.85
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ............. — — (11.18) 2.30 4.03
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/ payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock High Yield V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,037.60 $ 2.93 $ 1,000.00 $ 1,022.33 $ 2.91 0.57%
Class III .................................. 1,000.00 1,036.40 4.16 1,000.00 1,021.12 4.13 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AA/Aa ......................................... 0.1%
A ............................................ 1.7
BBB/Baa ....................................... 13.2
BB/Ba ......................................... 34.3
B ............................................ 38.3
CCC/Caa ....................................... 10.8
NR ........................................... 1.6
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.

Disclosure of Expenses
5
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The), Class A
(a)
......... 346 $ 7,031
Chemicals — 0.1%
Diversey Holdings Ltd.
(a)
.............. 71,632 305,152
Element Solutions, Inc. ............... 28,825 524,327
829,479
Electrical Equipment — 0.0%
Ardagh Metal Packaging SA (Acquired
08/02/21, cost $552,653)
(a)(b)
......... 56,202 270,332
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 2,003 125,869
Twilio, Inc., Class A ................. 997 48,813
174,682
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 30,122 31,628
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 693,131
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy, Inc. ................ 1,935 290,173
Chesapeake Energy Corp. ............ 7,758 732,122
1,022,295
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 6,319 156,269
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 21,967 357,842
Total Common Stocks — 0.5%
(Cost: $4,488,153) .............................. 3,542,689
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.3%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 2,538 2,476,172
3.63%, 02/01/31 ................. 202 176,986
5.81%, 05/01/50 ................. 693 642,533
5.93%, 05/01/60 ................. 690 628,552
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. 50 49,516
7.13%, 06/15/26 ................. 2,391 2,319,782
7.88%, 04/15/27 ................. 1,248 1,210,530
6.00%, 02/15/28 ................. 1,039 960,784
7.45%, 05/01/34 ................. 301 301,000
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 457 410,729
4.13%, 04/15/29 ................. 458 400,840
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
741 605,768
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 12 11,866
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 101 91,670
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 2,365 2,252,662
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 72 71,147
9.38%, 11/30/29 ................. 977 1,028,488
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 1,137 1,153,816
6.25%, 03/15/26
(c)
................ 10,189 10,048,290
6.38%, 06/15/26 ................. 70 68,107
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 03/15/27 ................. USD 215 $ 212,723
4.63%, 01/15/29 ................. 904 794,860
4.88%, 05/01/29 ................. 1,016 886,206
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 1,550 1,577,125
28,380,152
Airlines — 1.9%
Air Canada, 3.88%, 08/15/26
(c)
......... 1,040 921,162
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 244 232,083
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 2,522 2,705,095
5.50%, 04/20/26 ................. 274 263,427
5.75%, 04/20/29 ................. 1,839 1,680,498
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 170 173,730
4.75%, 10/20/28 ................. 56 53,004
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 489 442,545
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
1,624 1,614,737
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 438 439,713
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 76 72,496
Series 2020-1, Class A, 5.88%, 10/15/27 1,204 1,186,836
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 1,968 1,824,191
4.63%, 04/15/29 ................. 1,376 1,198,077
12,807,594
Auto Components — 1.6%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 911 913,106
6.25%, 05/15/26 ................. 1,409 1,377,300
8.50%, 05/15/27 ................. 5,635 5,502,558
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 304 267,482
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 156,180
5.00%, 07/15/29 ................. 176 146,810
5.63%, 04/30/33 ................. 248 202,443
Icahn Enterprises LP
6.25%, 05/15/26 ................. 58 55,732
5.25%, 05/15/27 ................. 1,468 1,344,101
4.38%, 02/01/29 ................. 973 822,817
10,788,529
Automobiles — 0.4%
Ford Motor Co.
4.35%, 12/08/26 ................. 82 77,764
3.25%, 02/12/32 ................. 1,426 1,069,417
6.10%, 08/19/32 ................. 388 358,263
General Motors Co.
5.40%, 10/15/29 ................. 339 323,507
5.60%, 10/15/32 ................. 202 187,657
5.20%, 04/01/45 ................. 364 295,848
5.40%, 04/01/48 ................. 240 196,158
5.95%, 04/01/49 ................. 237 206,549
2,715,163
Banks — 0.8%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 ................. EUR 100 12,845
4.75%, 01/15/18 ................. 100 12,845
4.00%, 01/21/23 ................. 100 12,846
Bank of America Corp., (SOFR 1 Day + 1.99%),
6.20%, 11/10/28
(f)
............... USD 820 846,627
Barclays plc
5.20%, 05/12/26 ................. 200 194,499

BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(f)(g)
.................... USD 940 $ 716,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(f)(g)
.................... 390 364,650
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(c)(f)(g)
.............. 460 368,652
HSBC Holdings plc
(f)
(USD Swap Rate 5 Year + 3.75%), 6.00%
(g)
465 426,781
(SOFR 1 Day + 3.35%), 7.39%, 11/03/28 550 578,023
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(g)
..................... 200 155,597
Intesa Sanpaolo SpA
(c)(f)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32 ............... 320 235,106
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42 ............... 235 150,905
JPMorgan Chase & Co., (SOFR 1 Day +
2.58%), 5.72%, 09/14/33
(f)
.......... 412 402,134
PNC Financial Services Group, Inc. (The),
(SOFR Index + 2.14%), 6.04%, 10/28/33
(f)
398 414,358
Toronto-Dominion Bank (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.08%), 8.13%, 10/31/82
(f)
..... 636 661,440
5,554,058
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 453 422,422
6.38%, 06/15/30 ................. 995 966,802
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 430 394,581
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 183,500
JELD-WEN, Inc., 6.25%, 05/15/25
(c)
..... 245 229,159
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 74 68,421
3.50%, 02/15/30 ................. 454 367,253
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 181 160,723
9.75%, 07/15/28 ................. 215 198,647
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... 1,457 1,303,578
Standard Industries, Inc.
2.25%, 11/21/26
(e)
................ EUR 100 90,989
5.00%, 02/15/27
(c)
................ USD 294 271,284
4.75%, 01/15/28
(c)
................ 34 30,596
4.38%, 07/15/30
(c)
................ 613 499,549
3.38%, 01/15/31
(c)
................ 283 212,958
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 278 258,825
5,659,287
Capital Markets — 0.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 311 312,555
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
208 171,649
Blackstone Holdings Finance Co. LLC
(c)
5.90%, 11/03/27 ................. 590 594,418
6.20%, 04/22/33 ................. 677 682,420
Blackstone Private Credit Fund
7.05%, 09/29/25
(c)
................ 167 165,676
3.25%, 03/15/27 ................. 155 130,504
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... USD 403 $ 344,884
Credit Suisse Group AG, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.89%), 5.25%
(c)(f)(g)
............. 405 263,526
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 250 225,325
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 96 79,800
3.88%, 02/15/31 ................. 125 103,928
3.63%, 11/01/31 ................. 253 209,226
3.25%, 08/15/33 ................. 762 588,461
Northern Trust Corp., 6.13%, 11/02/32 .... 485 511,404
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 380 351,086
4.25%, 01/15/26 ................. 35 32,131
3.40%, 07/15/26 ................. 131 114,383
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 386 374,190
3.13%, 09/23/26 ................. 90 76,587
7.75%, 09/16/27
(c)
................ 644 641,916
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(c)(f)(g)
................... 320 243,123
6,217,192
Chemicals — 2.4%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 583 465,975
Avient Corp., 7.13%, 08/01/30
(c)
........ 557 544,485
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(e)
............... EUR 200 204,631
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 828 765,403
3.38%, 02/15/29 ................. 787 649,405
Celanese US Holdings LLC, 6.17%, 07/15/27 435 429,052
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 186 167,071
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 1,244 998,310
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 3,750 3,187,500
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 748,840
HB Fuller Co., 4.25%, 10/15/28 ........ 185 163,725
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,488 1,112,146
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 811 678,991
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 113,502
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
588 411,600
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 253 209,006
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 345,553
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 78,367
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 455,108
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 402 307,104
4.38%, 02/01/32 ................. 55 41,454
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 1,242 1,018,440
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 419 371,289
5.63%, 08/15/29 ................. 3,397 2,742,296
16,209,253
Commercial Services & Supplies — 2.8%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 49,326
4.88%, 07/15/32 ................. 95 80,734
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,415 2,209,725
9.75%, 07/15/27 ................. 459 399,330
4.63%, 06/01/28 ................. 2,640 2,162,277

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.00%, 06/01/29 ................. USD 2,953 $ 2,143,168
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 453 375,455
4.75%, 10/15/29 ................. 225 195,043
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 437,960
5.75%, 07/15/29 ................. 954 790,090
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 172 167,835
6.38%, 05/01/25 ................. 74 73,091
5.00%, 02/01/28 ................. 1,126 1,050,485
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 114 111,928
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 220,767
5.13%, 07/15/29 ................. 108 100,165
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 365 299,033
5.00%, 09/01/30 ................. 200 161,508
Garda World Security Corp., 4.63%, 02/15/27
(c)
319 281,671
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 140 133,728
3.75%, 08/01/25 ................. 85 80,325
5.13%, 12/15/26 ................. 843 806,167
4.00%, 08/01/28 ................. 689 589,095
3.50%, 09/01/28 ................. 474 416,723
4.75%, 06/15/29 ................. 527 461,257
4.38%, 08/15/29 ................. 849 719,485
Iliad Holding SASU, 7.00%, 10/15/28
(c)
.... 865 781,778
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 151,300
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 622 426,318
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 453 426,953
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 62 59,675
6.25%, 01/15/28 ................. 973 885,586
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 229 199,803
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 1,374 1,213,379
18,661,163
Communications Equipment — 0.7%
Ciena Corp., 4.00%, 01/31/30
(c)
........ 242 212,987
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 1,630 1,483,300
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 253 233,491
8.25%, 03/01/27 ................. 216 167,400
7.13%, 07/01/28 ................. 241 172,283
4.75%, 09/01/29 ................. 1,020 822,324
Nokia OYJ
4.38%, 06/12/27 ................. 187 176,541
6.63%, 05/15/39 ................. 107 101,560
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 442 410,082
5.63%, 04/15/27 ................. 147 133,528
6.50%, 07/15/28 ................. 198 148,544
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 790 663,959
4,725,999
Construction & Engineering — 0.2%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 586,214
Dycom Industries, Inc., 4.50%, 04/15/29 ... 224 194,968
MasTec, Inc., 4.50%, 08/15/28 ......... 269 240,941
1,022,123
Security
Par (000)
Par (000) Value
Consumer Finance — 1.6%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(f)(g)
.............. USD 1,505 $ 1,236,358
Discover Financial Services, 6.70%, 11/29/32 175 177,883
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. 200 194,506
4.69%, 06/09/25 ................. 200 190,293
5.13%, 06/16/25 ................. 548 526,815
4.13%, 08/04/25 ................. 350 327,597
3.38%, 11/13/25 ................. 200 180,803
4.39%, 01/08/26 ................. 475 442,443
2.70%, 08/10/26 ................. 607 527,119
4.95%, 05/28/27 ................. 559 521,491
4.13%, 08/17/27 ................. 400 358,000
3.82%, 11/02/27 ................. 400 351,556
2.90%, 02/16/28 ................. 585 483,163
5.11%, 05/03/29 ................. 503 455,489
4.00%, 11/13/30 ................. 466 382,511
3.63%, 06/17/31 ................. 345 271,017
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 283 234,193
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 403 342,636
Navient Corp.
6.13%, 03/25/24 ................. 150 146,943
5.88%, 10/25/24 ................. 49 47,410
5.50%, 03/15/29 ................. 249 203,184
OneMain Finance Corp.
6.88%, 03/15/25 ................. 227 218,073
7.13%, 03/15/26 ................. 819 778,771
3.50%, 01/15/27 ................. 646 534,869
6.63%, 01/15/28 ................. 155 142,729
5.38%, 11/15/29 ................. 157 128,410
4.00%, 09/15/30 ................. 509 379,785
SLM Corp., 3.13%, 11/02/26 .......... 393 334,227
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
381 305,495
10,423,769
Containers & Packaging — 2.1%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 2,135 1,484,668
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 961 940,766
3.25%, 09/01/28
(c)
................ 200 169,889
3.00%, 09/01/29
(e)
................ EUR 200 156,286
4.00%, 09/01/29
(c)
................ USD 3,553 2,815,849
Ball Corp.
2.88%, 08/15/30 ................. 71 56,667
3.13%, 09/15/31 ................. 841 675,432
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 183,636
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 1,351 1,284,464
8.75%, 04/15/30 ................. 1,232 1,054,557
Crown Americas LLC, 4.25%, 09/30/26 ... 275 262,234
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 80,302
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 120,480
3.50%, 03/15/28
(c)
................ 15 13,055
2.63%, 02/01/29
(e)
................ EUR 200 187,349
3.50%, 03/01/29
(c)
................ USD 59 50,270
LABL, Inc., 5.88%, 11/01/28
(c)
......... 587 511,435
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 389 378,243
Sealed Air Corp.
(c)
5.13%, 12/01/24 ................. 20 19,650
4.00%, 12/01/27 ................. 143 129,721

BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Silgan Holdings, Inc., 4.13%, 02/01/28 .... USD 59 $ 54,584
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. 975 894,012
8.50%, 08/15/27 ................. 2,722 2,497,503
14,021,052
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 208 185,578
3.88%, 11/15/29 ................. 123 100,546
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 259 232,266
Resideo Funding, Inc., 4.00%, 09/01/29 ... 124 100,260
618,650
Diversified Consumer Services — 0.6%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 105 103,173
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 244 204,834
Service Corp. International
5.13%, 06/01/29 ................. 89 83,440
3.38%, 08/15/30 ................. 279 226,801
4.00%, 05/15/31 ................. 990 833,803
Sotheby's
(c)
7.38%, 10/15/27 ................. 1,591 1,491,768
5.88%, 06/01/29 ................. 1,375 1,154,588
4,098,407
Diversified Financial Services — 0.7%
(c)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 665 542,461
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 433 337,783
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 241 240,067
7.38%, 09/01/25 ................. 395 379,611
11.25%, 12/15/27 ................ 191 196,677
Shift4 Payments LLC, 4.63%, 11/01/26 .... 965 911,722
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,252 2,206,307
4,814,628
Diversified Telecommunication Services — 5.5%
Altice France Holding SA, 10.50%, 05/15/27
(c)
1,136 866,200
Altice France SA
(c)
8.13%, 02/01/27 ................. 1,636 1,490,200
5.50%, 01/15/28 ................. 503 393,910
5.13%, 07/15/29 ................. 1,595 1,195,840
5.50%, 10/15/29 ................. 442 337,038
CCO Holdings LLC
5.00%, 02/01/28
(c)
................ 390 354,116
5.38%, 06/01/29
(c)
................ 162 146,492
6.38%, 09/01/29
(c)
................ 1,584 1,488,548
4.75%, 03/01/30
(c)
................ 1,196 1,031,448
4.50%, 08/15/30
(c)
................ 626 517,173
4.25%, 02/01/31
(c)
................ 908 728,321
4.75%, 02/01/32
(c)
................ 1,711 1,387,108
4.50%, 05/01/32 ................. 1,196 952,016
4.50%, 06/01/33
(c)
................ 648 497,165
4.25%, 01/15/34
(c)
................ 1,853 1,367,597
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 800 621,649
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 635 589,642
5.00%, 05/01/28 ................. 1,298 1,131,882
6.75%, 05/01/29 ................. 799 660,981
6.00%, 01/15/30 ................. 694 545,187
8.75%, 05/15/30 ................. 1,150 1,169,262
Iliad Holding SASU, 6.50%, 10/15/26
(c)
.... 2,620 2,429,929
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 973 $ 822,171
4.63%, 09/15/27 ................. 270 224,775
4.25%, 07/01/28 ................. 1,164 916,883
3.63%, 01/15/29 ................. 331 242,372
3.75%, 07/15/29 ................. 343 246,744
3.88%, 11/15/29 ................. 84 66,287
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. 2,075 1,758,464
4.50%, 01/15/29 ................. 772 532,843
5.38%, 06/15/29 ................. 93 66,954
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 184,750
Sprint Capital Corp.
6.88%, 11/15/28 ................. 2,196 2,279,316
8.75%, 03/15/32 ................. 3,178 3,782,138
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 408 333,781
6.00%, 09/30/34 ................. 739 558,462
7.20%, 07/18/36 ................. 201 163,192
7.72%, 06/04/38 ................. 544 451,520
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 2,002 1,478,617
6.13%, 03/01/28 ................. 4,820 2,733,319
36,744,292
Electric Utilities — 0.6%
Edison International
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(f)(g)
.................... 385 321,840
6.95%, 11/15/29 ................. 205 214,078
FirstEnergy Corp.
2.65%, 03/01/30 ................. 148 120,670
Series B, 2.25%, 09/01/30 .......... 38 30,161
Series C, 3.40%, 03/01/50 .......... 1,177 776,585
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 834 775,808
4.55%, 04/01/49 ................. 652 527,565
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 13 12,086
NRG Energy, Inc.
5.75%, 01/15/28 ................. 137 128,598
5.25%, 06/15/29
(c)
................ 74 65,323
3.63%, 02/15/31
(c)
................ 594 451,557
3.88%, 02/15/32
(c)
................ 62 46,565
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 539 483,286
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 37 35,646
5.00%, 07/31/27 ................. 37 34,340
4.38%, 05/01/29 ................. 270 232,637
4,256,745
Electrical Equipment — 0.4%
(c)
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 185,201
4.00%, 04/15/29 ................. 29 25,012
5.88%, 09/01/30 ................. 515 488,079
Vertiv Group Corp., 4.13%, 11/15/28 ..... 1,918 1,630,300
2,328,592
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC
3.28%, 12/01/28 ................. 275 235,444
3.25%, 02/15/29 ................. 565 481,205
Coherent Corp., 5.00%, 12/15/29
(c)
...... 1,563 1,347,978

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. USD 1,578 $ 1,373,656
3.75%, 02/15/31 ................. 408 335,637
3,773,920
Energy Equipment & Services — 1.2%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 303 289,263
6.25%, 04/01/28 ................. 1,640 1,500,620
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 540 538,512
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 384 361,881
7.50%, 01/15/28 ................. 546 499,533
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 773 737,140
7.38%, 05/15/27
(c)
................ 1,088 1,053,940
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 25 23,275
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 134,384
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 241 241,603
USA Compression Partners LP
6.88%, 04/01/26 ................. 955 916,122
6.88%, 09/01/27 ................. 738 690,030
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ 18 18,361
6.50%, 09/15/28 ................. 454 445,056
8.63%, 04/30/30 ................. 668 641,486
8,091,206
Entertainment — 1.1%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 1,786 1,035,517
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 57,127
6.50%, 05/15/27 ................. 1,669 1,633,200
4.75%, 10/15/27 ................. 810 721,163
3.75%, 01/15/28 ................. 728 620,313
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 2,879 2,092,936
5.39%, 03/15/62 ................. 1,507 1,100,131
WMG Acquisition Corp., 3.88%, 07/15/30 .. 191 164,518
7,424,905
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.
2.70%, 04/15/31 ................. 185 150,581
4.05%, 03/15/32 ................. 738 658,146
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 397 331,819
Crown Castle, Inc., 4.30%, 02/15/29 ..... 440 415,509
Digital Realty Trust LP, 5.55%, 01/15/28 ... 235 236,554
Equinix, Inc.
3.20%, 11/18/29 ................. 443 385,597
3.90%, 04/15/32 ................. 341 302,959
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 260 214,999
GLP Capital LP, 3.25%, 01/15/32 ....... 661 528,393
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 384 333,619
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 693 575,676
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 63 56,585
5.63%, 07/15/32 ................. 264 228,787
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 2,264 1,726,491
3.50%, 03/15/31 ................. 1,993 1,366,169
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 948 857,951
4.50%, 02/15/29
(c)
................ 213 183,732
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. USD 258 $ 229,772
4.00%, 09/15/29 ................. 217 175,914
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,352 1,221,550
3.13%, 02/01/29 ................. 1,492 1,240,583
Uniti Group LP, 4.75%, 04/15/28
(c)
....... 151 120,800
VICI Properties LP
5.63%, 05/01/24
(c)
................ 111 109,919
3.50%, 02/15/25
(c)
................ 222 209,308
4.63%, 06/15/25
(c)
................ 95 91,081
4.50%, 09/01/26
(c)
................ 17 15,998
4.25%, 12/01/26
(c)
................ 216 201,511
4.50%, 01/15/28
(c)
................ 213 195,455
4.75%, 02/15/28 ................. 89 84,431
3.88%, 02/15/29
(c)
................ 103 90,273
4.63%, 12/01/29
(c)
................ 952 866,320
4.95%, 02/15/30 ................. 451 429,315
4.13%, 08/15/30
(c)
................ 562 491,843
5.63%, 05/15/52 ................. 784 693,503
15,021,143
Food & Staples Retailing — 0.6%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 707 644,823
4.63%, 01/15/27 ................. 378 351,113
5.88%, 02/15/28 ................. 345 327,984
4.88%, 02/15/30 ................. 652 581,884
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 759 657,765
United Natural Foods, Inc., 6.75%, 10/15/28 155 148,928
US Foods, Inc.
6.25%, 04/15/25 ................. 231 228,582
4.75%, 02/15/29 ................. 780 692,577
4.63%, 06/01/30 ................. 84 73,972
3,707,628
Food Products — 1.4%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 1,923 1,872,521
4.63%, 11/15/28 ................. 1,503 1,308,527
Darling Global Finance BV, 3.63%, 05/15/26
(e)
EUR 190 197,284
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. USD 1,104 1,079,160
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 1,015 829,154
Kraft Heinz Foods Co.
4.88%, 10/01/49 ................. 644 559,020
5.50%, 06/01/50 ................. 1,236 1,181,241
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 76 72,010
4.13%, 01/31/30 ................. 640 565,248
4.38%, 01/31/32 ................. 914 798,562
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 365 285,613
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,934
5.50%, 12/15/29 ................. 51 46,151
4.63%, 04/15/30 ................. 335 289,018
4.50%, 09/15/31 ................. 75 63,049
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 293 238,517
9,387,009
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 183 155,547
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
3.88%, 07/15/28
(e)
................ EUR 100 98,321

BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.63%, 07/15/28
(c)
................ USD 1,050 $ 954,072
3.88%, 11/01/29
(c)
................ 524 440,029
Embecta Corp., 6.75%, 02/15/30
(c)
...... 174 157,035
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 414 438,840
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 623 502,113
5.25%, 10/01/29 ................. 2,629 2,088,136
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 42,889
4.25%, 06/01/28
(c)
................ 222 202,655
4,924,090
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 189 179,266
5.00%, 04/15/29 ................. 144 132,437
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 205 187,921
5.13%, 03/01/30 ................. 55 46,821
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
680 531,250
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 233 140,965
Centene Corp.
2.45%, 07/15/28 ................. 1,244 1,049,998
3.00%, 10/15/30 ................. 2,399 1,966,578
2.50%, 03/01/31 ................. 2,358 1,845,072
2.63%, 08/01/31 ................. 546 429,047
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 1,026 879,754
6.00%, 01/15/29 ................. 783 654,964
5.25%, 05/15/30 ................. 891 671,847
4.75%, 02/15/31 ................. 219 158,998
Encompass Health Corp.
4.50%, 02/01/28 ................. 40 36,336
4.75%, 02/01/30 ................. 1,451 1,274,184
4.63%, 04/01/31 ................. 369 317,162
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 630 490,326
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 978 854,674
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 289 271,975
4.38%, 02/15/27 ................. 74 62,591
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 233 212,634
3.88%, 11/15/30 ................. 372 315,248
3.88%, 05/15/32 ................. 463 384,493
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 533 466,220
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 564 555,968
10.00%, 04/15/27 ................ 571 580,993
Tenet Healthcare Corp.
(c)
4.63%, 09/01/24 ................. 406 394,330
4.88%, 01/01/26 ................. 566 535,234
6.25%, 02/01/27 ................. 388 372,678
5.13%, 11/01/27 ................. 864 803,727
4.63%, 06/15/28 ................. 96 85,895
6.13%, 10/01/28 ................. 405 362,604
4.25%, 06/01/29 ................. 80 69,304
4.38%, 01/15/30 ................. 387 334,974
6.13%, 06/15/30 ................. 772 735,562
18,392,030
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
2,638 1,944,027
IQVIA, Inc.
1.75%, 03/15/26
(e)
................ EUR 190 185,843
5.00%, 10/15/26
(c)
................ USD 298 284,545
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
5.00%, 05/15/27
(c)
................ USD 226 $ 215,446
2,629,861
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 274 245,105
4.38%, 01/15/28 ................. 414 370,698
4.00%, 10/15/30 ................. 317 256,710
Aramark International Finance SARL, 3.13%,
04/01/25
(e)
.................... EUR 652 666,526
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 454 422,847
4.75%, 06/15/31
(c)
................ 715 622,050
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 701 620,416
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 2,249 2,185,298
8.13%, 07/01/27 ................. 2,958 2,906,383
4.63%, 10/15/29 ................. 1,250 1,017,263
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 417 408,204
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 648 651,085
7.63%, 03/01/26 ................. 298 236,193
5.75%, 03/01/27 ................. 1,956 1,396,662
9.88%, 08/01/27 ................. 544 514,080
4.00%, 08/01/28 ................. 1,077 878,197
6.00%, 05/01/29 ................. 1,194 795,660
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 2,455 2,520,328
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 291 274,215
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 1,267 1,135,776
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 889,216
6.50%, 10/01/28 ................. 87 84,172
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 718 680,344
4.75%, 01/15/28 ................. 593 530,658
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 103 87,162
6.75%, 01/15/30 ................. 139 112,118
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 365 354,050
3.75%, 05/01/29
(c)
................ 305 263,825
4.88%, 01/15/30 ................. 739 669,689
4.00%, 05/01/31
(c)
................ 174 145,574
3.63%, 02/15/32
(c)
................ 271 217,017
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 231,420
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 567 527,594
8.00%, 04/15/26 ................. 470 421,825
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
693 628,669
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 307,431
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
400 374,495
MGM Resorts International
6.00%, 03/15/23 ................. 308 306,906
5.75%, 06/15/25 ................. 41 39,847
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 440 374,380
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 215 184,803
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 785 616,594
7.75%, 02/15/29 ................. 149 112,128
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 327 241,398
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 157,804
5.88%, 09/01/31 ................. 239 169,068

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. USD 371 $ 329,596
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 216 231,660
4.25%, 07/01/26 ................. 181 146,311
5.50%, 08/31/26 ................. 192 161,520
5.38%, 07/15/27 ................. 339 274,489
11.63%, 08/15/27 ................ 381 382,612
5.50%, 04/01/28 ................. 146 116,514
8.25%, 01/15/29 ................. 403 404,965
9.25%, 01/15/29 ................. 731 751,175
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 332 338,707
7.00%, 05/15/28 ................. 256 244,201
7.25%, 11/15/29 ................. 193 185,280
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
412 414,807
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 340,798
4.63%, 12/01/31 ................. 440 352,956
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 249,000
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 118 94,990
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 203,664
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 435,893
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 320 318,226
5.13%, 10/01/29 ................. 1,486 1,273,695
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 7 6,422
5.38%, 04/01/32 ................. 254 235,268
5.35%, 11/01/43 ................. 10 8,225
34,352,857
Household Durables — 0.7%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 102,059
4.63%, 08/01/29 ................. 208 166,552
4.63%, 04/01/30 ................. 325 260,848
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 418 326,613
4.88%, 02/15/30 ................. 307 239,358
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 527,744
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 184,325
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 371 356,160
KB Home, 7.25%, 07/15/30 ........... 145 140,895
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 246 218,161
4.63%, 03/01/30 ................. 262 212,342
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 225,650
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
745 431,690
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 161 154,580
5.13%, 08/01/30 ................. 49 42,445
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 398 334,384
3.88%, 10/15/31 ................. 331 259,843
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 122,398
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 343,701
5.70%, 06/15/28 ................. 91 82,432
4,732,180
Security
Par (000)
Par (000) Value
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. USD 105 $ 97,679
4.13%, 10/15/30 ................. 358 294,062
4.13%, 04/30/31
(c)
................ 345 285,600
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 228,473
905,814
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 44 41,911
5.13%, 03/15/28 ................. 1,249 1,114,473
4.63%, 02/01/29 ................. 184 157,882
5.00%, 02/01/31 ................. 86 72,146
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 382 352,565
3.75%, 01/15/32 ................. 588 472,650
TransAlta Corp., 7.75%, 11/15/29 ....... 228 232,852
2,444,479
Insurance — 2.8%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 447 365,302
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 3,078 2,756,742
6.75%, 10/15/27 ................. 5,185 4,660,590
5.88%, 11/01/29 ................. 2,154 1,771,450
AmWINS Group, Inc., 4.88%, 06/30/29 .... 585 496,166
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(h)
......... 256 243,362
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 508 486,603
HUB International Ltd.
7.00%, 05/01/26 ................. 1,746 1,709,317
5.63%, 12/01/29 ................. 118 103,059
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30 ............ 571 562,352
NFP Corp.
4.88%, 08/15/28 ................. 1,470 1,251,405
6.88%, 08/15/28 ................. 4,453 3,670,514
7.50%, 10/01/30 ................. 227 213,467
Ryan Specialty Group LLC, 4.38%, 02/01/30 314 271,891
18,562,220
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 304,997
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 77,610
3.50%, 03/01/29 ................. 419 350,783
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 423 377,088
5.63%, 02/15/29 ................. 164 152,520
4.13%, 08/01/30 ................. 368 300,423
3.63%, 10/01/31 ................. 519 398,002
1,961,423
IT Services — 2.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 1,010 805,475
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 237,910
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 147,035
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
602 522,235
Block, Inc., 3.50%, 06/01/31 .......... 2,862 2,283,661
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 313 277,306
4.00%, 07/01/29 ................. 1,131 995,443
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,139,559
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 276 227,463
5.63%, 09/15/28 ................. 855 635,203

BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. USD 267 $ 248,932
3.75%, 10/01/30 ................. 359 309,447
Global Payments, Inc.
4.95%, 08/15/27 ................. 155 150,350
3.20%, 08/15/29 ................. 227 192,962
2.90%, 05/15/30 ................. 206 168,790
5.40%, 08/15/32 ................. 1,125 1,071,394
5.95%, 08/15/52 ................. 1,016 918,628
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 487,744
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 1,482 1,303,956
6.00%, 02/15/28 ................. 844 653,495
10.75%, 06/01/28 ................ 149 138,552
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 144 144,247
Twilio, Inc., 3.88%, 03/15/31 .......... 736 583,909
13,643,696
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ 145 127,357
6.20%, 10/01/40 ................. 464 400,507
5.45%, 11/01/41 ................. 721 586,888
1,114,752
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 336 309,446
3.75%, 03/15/29 ................. 66 58,370
4.00%, 03/15/31 ................. 131 113,315
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 739,429
Syneos Health, Inc., 3.63%, 01/15/29 .... 346 275,535
1,496,095
Machinery — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 218,192
ATS Corp., 4.13%, 12/15/28
(c)
......... 188 162,199
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 1,276 1,282,750
9.50%, 01/01/31 ................. 196 201,020
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 550,960
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 241 197,915
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 423,030
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
210 184,537
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 136,740
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 235,198
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
457 458,142
Terex Corp., 5.00%, 05/15/29
(c)
........ 823 739,671
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,183 1,065,396
Titan International, Inc., 7.00%, 04/30/28 .. 115 108,574
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
720 587,890
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
EUR 220 208,346
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,110 2,760,249
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 376,401
9,897,210
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(c)
...... 672 509,242
Media — 5.5%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 3,062 2,408,456
AMC Networks, Inc.
4.75%, 08/01/25 ................. 61 46,360
4.25%, 02/15/29 ................. 242 150,790
Block Communications, Inc., 4.88%, 03/01/28
(c)
231 201,548
Security
Par (000)
Par (000) Value
Media (continued)
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... USD 185 $ 145,317
1.13%, 03/15/28
(j)
................ 419 311,317
4.00%, 11/15/30
(c)
................ 672 527,329
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 318 272,099
5.25%, 04/01/53 ................. 816 629,824
5.50%, 04/01/63 ................. 964 735,060
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 1,185 1,130,732
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 2,986 2,587,369
7.75%, 04/15/28 ................. 2,099 1,532,290
7.50%, 06/01/29 ................. 2,286 1,678,541
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 933 702,269
CSC Holdings LLC
5.25%, 06/01/24 ................. 88 81,929
4.13%, 12/01/30
(c)
................ 2,266 1,599,411
4.50%, 11/15/31
(c)
................ 1,858 1,289,107
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 596 533,217
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 2,257 1,901,150
5.75%, 12/01/28
(c)
................ 1,923 1,534,794
5.13%, 06/01/29 ................. 1,071 690,913
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 983 1,012,392
GCI LLC, 4.75%, 10/15/28
(c)
.......... 217 182,297
Lamar Media Corp., 3.75%, 02/15/28 ..... 84 75,189
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 ................. 1,006 940,610
5.13%, 07/15/29 ................. 601 497,873
Liberty Broadband Corp.
(c)(j)
1.25%, 09/30/50 ................. 814 785,510
2.75%, 09/30/50 ................. 1,415 1,378,142
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 277,953
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 793 713,895
4.25%, 01/15/29 ................. 351 291,235
4.63%, 03/15/30 ................. 169 139,818
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 821 603,189
6.50%, 09/15/28 ................. 2,465 1,032,872
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 1,882 1,410,910
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 270 239,744
5.00%, 08/01/27 ................. 1,311 1,211,837
4.00%, 07/15/28 ................. 363 315,919
4.13%, 07/01/30 ................. 203 167,518
3.88%, 09/01/31 ................. 758 591,368
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 172,337
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 360,000
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 150 142,859
6.63%, 06/01/27 ................. 413 398,466
7.38%, 06/30/30 ................. 459 438,666
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
882 733,643
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 540 454,950
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 780,578
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 275,404
5.13%, 02/28/30 ................. 275 222,063

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30
(c)
.......... USD 565 $ 472,775
37,009,834
Metals & Mining — 2.7%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 371 364,729
6.13%, 02/15/28 ................. 1,054 988,931
ATI, Inc.
5.88%, 12/01/27 ................. 33 31,557
4.88%, 10/01/29 ................. 225 198,839
5.13%, 10/01/31 ................. 573 504,584
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 4,169 3,971,914
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 94 89,397
7.63%, 03/15/30 ................. 495 496,181
Commercial Metals Co.
4.13%, 01/15/30 ................. 164 145,117
4.38%, 03/15/32 ................. 175 152,237
Constellium SE
4.25%, 02/15/26
(e)
................ EUR 223 228,804
5.63%, 06/15/28
(c)
................ USD 662 611,834
3.75%, 04/15/29
(c)
................ 2,881 2,340,632
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 439 353,669
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 763 665,813
4.50%, 06/01/31 ................. 985 791,694
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,093 959,167
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 1,034 926,991
4.75%, 01/30/30 ................. 1,825 1,617,981
3.88%, 08/15/31 ................. 2,081 1,698,913
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 500 454,609
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 220 148,775
17,742,368
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 ................. 50 49,565
4.38%, 01/15/27 ................. 180 157,513
207,078
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 581 544,552
Oil, Gas & Consumable Fuels — 11.5%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,543 1,530,573
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 309 292,116
5.38%, 06/15/29 ................. 422 385,809
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 127 127,699
Apache Corp.
4.25%, 01/15/30 ................. 519 459,267
5.10%, 09/01/40 ................. 456 377,893
5.35%, 07/01/49 ................. 251 202,782
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,598 1,965,540
8.25%, 12/31/28 ................. 114 111,743
5.88%, 06/30/29 ................. 189 168,518
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 26,667
5.85%, 11/15/43 ................. 237 176,584
5.60%, 10/15/44 ................. 158 115,372
Callon Petroleum Co.
6.38%, 07/01/26 ................. 251 233,943
8.00%, 08/01/28
(c)
................ 1,884 1,795,987
7.50%, 06/15/30
(c)
................ 1,481 1,355,115
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. USD 1,185 $ 1,065,578
4.00%, 03/01/31 ................. 1,626 1,384,311
3.25%, 01/31/32 ................. 2,114 1,680,010
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 158 142,811
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 30,320
6.75%, 04/15/29 ................. 859 836,322
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 441,838
6.38%, 06/15/26 ................. 463 446,274
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 199 181,937
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 190,394
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 167 153,664
7.38%, 01/15/31 ................. 436 417,902
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 729 707,159
5.88%, 07/01/29 ................. 751 645,004
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 1,303 1,175,957
5.88%, 01/15/30 ................. 1,188 1,021,324
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 2,584 2,257,150
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 1,294 1,219,388
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 122 113,460
6.00%, 02/01/29 ................. 268 245,893
8.00%, 04/01/29 ................. 195 194,041
CrownRock LP
(c)
5.63%, 10/15/25 ................. 1,450 1,399,250
5.00%, 05/01/29 ................. 142 127,589
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 106 105,148
6.45%, 11/03/36
(c)
................ 193 189,125
6.75%, 09/15/37
(c)
................ 540 544,314
Diamondback Energy, Inc.
6.25%, 03/15/33 ................. 1,006 1,021,056
4.25%, 03/15/52 ................. 819 599,238
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 786 675,261
4.38%, 06/15/31 ................. 1,717 1,440,391
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 777 743,317
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(c)
.................... 294 246,495
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(f)(g)
.................... 1,461 1,256,460
5.55%, 02/15/28 ................. 325 322,377
3.75%, 05/15/30 ................. 452 398,522
5.75%, 02/15/33 ................. 375 366,885
5.30%, 04/15/47 ................. 240 199,677
5.00%, 05/15/50 ................. 1,090 870,835
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 738 702,944
5.38%, 06/01/29 ................. 673 622,712
6.50%, 09/01/30
(c)
................ 503 497,819
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 11 10,396
4.85%, 07/15/26 ................. 28 26,321
5.60%, 04/01/44 ................. 376 310,112
5.05%, 04/01/45 ................. 45 34,102
5.45%, 06/01/47 ................. 139 111,652

BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnQuest plc, 11.63%, 11/01/27
(c)
....... USD 200 $ 188,051
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 224 216,159
4.13%, 12/01/26 ................. 53 47,140
6.50%, 07/01/27
(c)
................ 788 753,131
4.50%, 01/15/29
(c)
................ 40 33,597
7.50%, 06/01/30
(c)
................ 181 174,397
4.75%, 01/15/31
(c)
................ 605 494,588
Genesis Energy LP
6.50%, 10/01/25 ................. 200 191,142
7.75%, 02/01/28 ................. 235 216,313
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 81,900
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 179,224
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 93,535
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 419,766
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 309 279,645
5.75%, 02/01/29 ................. 557 495,767
6.00%, 04/15/30 ................. 56 49,799
6.00%, 02/01/31 ................. 34 29,327
6.25%, 04/15/32 ................. 15 12,944
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 719 605,499
Kinder Morgan, Inc.
4.80%, 02/01/33 ................. 202 187,277
5.45%, 08/01/52 ................. 571 512,518
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 1,193 1,118,775
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 67 64,320
Matador Resources Co., 5.88%, 09/15/26 .. 555 533,610
MPLX LP, 4.95%, 03/14/52 ........... 977 798,057
Murphy Oil Corp.
5.75%, 08/15/25 ................. 15 14,739
5.88%, 12/01/27 ................. 124 119,324
6.13%, 12/01/42
(i)
................ 46 35,880
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 2,715 2,567,847
6.50%, 09/30/26 ................. 2,446 2,271,600
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
336 299,171
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 307 319,439
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 2,422 2,325,590
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 223,030
6.00%, 06/01/26 ................. 311 299,464
6.38%, 10/01/30 ................. 35 32,363
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 57 58,084
5.88%, 09/01/25 ................. 248 247,102
8.88%, 07/15/30 ................. 245 276,606
6.63%, 09/01/30 ................. 1,883 1,945,855
7.50%, 05/01/31 ................. 316 337,636
6.45%, 09/15/36 ................. 628 640,560
6.20%, 03/15/40 ................. 1,457 1,425,814
6.60%, 03/15/46 ................. 129 132,740
ONEOK, Inc.
4.35%, 03/15/29 ................. 227 209,791
4.95%, 07/13/47 ................. 238 191,691
Ovintiv, Inc.
6.63%, 08/15/37 ................. 169 169,971
6.50%, 02/01/38 ................. 51 50,528
Parkland Corp., 5.88%, 07/15/27
(c)
...... 418 396,891
PDC Energy, Inc., 6.13%, 09/15/24 ...... 58 57,669
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 463 421,462
6.88%, 04/01/27 ................. 263 247,808
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP
3.55%, 12/15/29 ................. USD 339 $ 293,935
6.65%, 01/15/37 ................. 141 138,723
5.15%, 06/01/42 ................. 480 389,048
Range Resources Corp.
4.88%, 05/15/25 ................. 163 154,834
4.75%, 02/15/30
(c)
................ 36 31,720
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 818 748,429
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 109 97,811
Sabine Pass Liquefaction LLC, 5.90%,
09/15/37
(c)
.................... 180 180,125
SM Energy Co.
5.63%, 06/01/25 ................. 144 138,239
6.75%, 09/15/26 ................. 315 305,818
6.63%, 01/15/27 ................. 146 140,630
6.50%, 07/15/28 ................. 134 128,475
Southwestern Energy Co.
5.38%, 02/01/29 ................. 542 502,466
4.75%, 02/01/32 ................. 347 296,543
Sunoco LP
6.00%, 04/15/27 ................. 42 41,357
5.88%, 03/15/28 ................. 185 175,203
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 96 89,627
5.50%, 01/15/28 ................. 71 62,966
6.00%, 12/31/30 ................. 66 57,072
6.00%, 09/01/31 ................. 288 247,618
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
2,120 1,971,812
Targa Resources Corp., 6.25%, 07/01/52 .. 240 226,500
Targa Resources Partners LP, 4.00%, 01/15/32 720 605,801
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 14 12,600
4.75%, 01/15/30 ................. 254 220,979
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 1,396 1,221,500
4.13%, 08/15/31 ................. 2,060 1,755,110
3.88%, 11/01/33 ................. 4,229 3,454,670
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 314,841
Western Midstream Operating LP
4.75%, 08/15/28 ................. 59 53,884
5.45%, 04/01/44 ................. 660 548,275
5.30%, 03/01/48 ................. 609 500,736
5.50%, 08/15/48 ................. 184 152,715
5.50%, 02/01/50
(i)
................ 1,768 1,456,479
76,510,020
Personal Products — 0.0%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 36 32,580
Prestige Brands, Inc., 3.75%, 04/01/31 .... 297 244,927
277,507
Pharmaceuticals — 0.6%
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 5 4,653
3.13%, 02/15/29 ................. 317 252,403
3.50%, 04/01/30 ................. 652 514,813
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 480 401,376
Elanco Animal Health, Inc., 6.40%, 08/28/28
(i)
6 5,709
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 577 514,193
Organon & Co.
(c)
4.13%, 04/30/28 ................. 1,014 897,795
5.13%, 04/30/31 ................. 729 631,227

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 287 $ 283,108
4.75%, 05/09/27 ................. 400 360,450
3,865,727
Professional Services — 0.5%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 130,928
CoreLogic, Inc., 4.50%, 05/01/28 ....... 1,470 1,127,784
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,746 1,494,162
KBR, Inc., 4.75%, 09/30/28 ........... 335 295,910
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 290,450
3,339,234
Real Estate Management & Development — 0.3%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 669 638,467
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 469 392,788
4.38%, 02/01/31 ................. 348 281,556
Realogy Group LLC
5.75%, 01/15/29 ................. 520 393,323
5.25%, 04/15/30 ................. 315 229,795
1,935,929
Road & Rail — 1.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 346,914
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
71 60,736
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 287 240,363
5.00%, 12/01/29 ................. 199 150,961
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 385,875
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 492 491,642
0.00%, 12/15/25
(j)(k)
............... 621 523,041
8.00%, 11/01/26
(c)
................ 1,141 1,144,927
7.50%, 09/15/27
(c)
................ 1,453 1,454,017
6.25%, 01/15/28
(c)
................ 1,317 1,264,320
4.50%, 08/15/29
(c)
................ 2,116 1,843,575
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 421 416,790
4.63%, 08/15/28 ................. 513 462,983
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 222 224,646
9,010,790
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc.
4.11%, 09/15/28 ................. 301 279,929
4.15%, 11/15/30 ................. 178 159,515
2.45%, 02/15/31
(c)
................ 353 278,029
4.30%, 11/15/32 ................. 851 750,021
2.60%, 02/15/33
(c)
................ 449 337,018
3.42%, 04/15/33
(c)
................ 862 691,072
3.47%, 04/15/34
(c)
................ 20 15,955
3.14%, 11/15/35
(c)
................ 474 348,516
3.19%, 11/15/36
(c)
................ 239 171,671
Entegris Escrow Corp., 4.75%, 04/15/29
(c)
.. 3,930 3,583,913
Entegris, Inc.
(c)
4.38%, 04/15/28 ................. 357 315,672
3.63%, 05/01/29 ................. 333 271,145
Marvell Technology, Inc., 2.95%, 04/15/31 .. 451 362,757
Qorvo, Inc., 4.38%, 10/15/29 .......... 339 299,757
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 450 379,147
8,244,117
Security
Par (000)
Par (000) Value
Software — 4.3%
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. USD 864 $ 840,250
9.13%, 03/01/26 ................. 1,656 1,562,295
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 543 508,927
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 1,227 1,200,156
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 1,798 1,557,780
4.88%, 07/01/29 ................. 1,506 1,280,627
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 5,155 4,341,960
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
2,029 1,631,379
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 159 148,703
6.50%, 10/15/28 ................. 146 134,286
Elastic NV, 4.13%, 07/15/29
(c)
......... 794 641,314
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 552 500,943
Gen Digital, Inc., 7.13%, 09/30/30
(c)
...... 488 479,460
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 673 511,463
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 946 676,437
NCR Corp.
(c)
5.75%, 09/01/27 ................. 250 239,231
5.00%, 10/01/28 ................. 172 146,636
5.13%, 04/15/29 ................. 294 245,879
6.13%, 09/01/29 ................. 39 36,467
Open Text Corp., 6.90%, 12/01/27
(c)
...... 1,685 1,685,000
Oracle Corp.
6.15%, 11/09/29 ................. 275 285,441
2.95%, 04/01/30 ................. 645 549,928
2.88%, 03/25/31 ................. 969 803,424
6.25%, 11/09/32 ................. 826 864,509
3.60%, 04/01/50 ................. 1,362 916,989
3.95%, 03/25/51 ................. 1,493 1,063,672
6.90%, 11/09/52 ................. 1,650 1,765,211
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 16 15,239
4.00%, 02/15/28 ................. 290 261,009
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
1,996 1,869,047
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 448 308,546
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
1,577 1,325,283
28,397,491
Specialty Retail — 2.0%
Arko Corp., 5.13%, 11/15/29
(c)
......... 406 318,791
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 208 183,123
4.75%, 03/01/30 ................. 186 155,562
5.00%, 02/15/32
(c)
................ 357 293,704
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. 622 543,024
8.50%, 10/30/25 ................. 399 371,718
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
65 55,018
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 463 378,025
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 184,036
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 77 48,999
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 571 457,250
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 267 219,503
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 402,613
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 286 265,425
3.75%, 06/15/29
(c)
................ 140 113,630
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 353,148
7.75%, 02/15/29 ................. 1,518 1,425,694

BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... USD 186 $ 149,760
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 2,256 1,999,877
6.13%, 07/01/29 ................. 1,651 1,334,866
6.00%, 12/01/29 ................. 731 581,769
Staples, Inc., 7.50%, 04/15/26
(c)
........ 485 417,430
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 2,990 2,586,377
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 484 418,413
13,257,755
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 35 29,648
4.13%, 08/15/31 ................. 705 574,540
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 182,809
Levi Strauss & Co., 3.50%, 03/01/31 ..... 503 399,226
1,186,223
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 781 766,442
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 357 246,862
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. 369 309,971
4.75%, 06/15/29 ................. 139 112,223
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 222,223
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 231 206,745
5.75%, 11/15/31 ................. 256 199,040
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 943 808,304
2,871,810
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
251 208,579
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 100 94,020
9.75%, 08/01/27 ................. 79 79,198
5.50%, 05/01/28 ................. 584 498,216
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 204 152,736
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 75 63,884
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 236 220,129
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 866 751,353
United Rentals North America, Inc.
6.00%, 12/15/29
(c)
................ 3,160 3,140,250
5.25%, 01/15/30 ................. 30 28,188
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 205 207,565
7.25%, 06/15/28 ................. 874 885,339
6,329,457
Wireless Telecommunication Services — 0.7%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 3,496 3,239,951
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(c)(f)(h)
........ 522 153,959
Sprint LLC, 7.63%, 03/01/26 .......... 276 290,437
Vmed O2 UK Financing I plc
(c)
4.25%, 01/31/31 ................. 413 334,330
4.75%, 07/15/31 ................. 817 663,690
4,682,367
Total Corporate Bonds — 85.2%
(Cost: $638,496,814) ............................. 568,586,214
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.6%
(f)
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. USD 178 $ 172,228
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 02/01/28 2,497 2,434,273
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.09%
,
 02/01/29 1,195 1,132,994
3,739,495
Airlines — 0.6%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 1,267 1,260,059
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 715 705,568
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 349 358,549
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 7.99%
,
 10/20/27 ..... 538 547,684
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.11%
,
 04/21/28 . 1,260 1,241,377
4,113,237
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 04/30/26
(f)
370 361,991
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30
(f)
............... 69 54,273
Capital Markets — 0.1%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 07/31/26 ................. 131 127,807
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 378 328,149
455,956
Chemicals — 0.4%
(f)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(l)
...................... 54 46,910
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 09/30/28 ..... 363 318,121
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, 12.14%
,
 11/24/28 ........ 190 172,222
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 591 554,968
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
7.97%
,
 10/04/29 ................. 1,108 1,007,449
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 489 479,180
2,578,850

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(f)
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/15/28 ................. USD 1,496 $ 1,243,240
TruGreen LP, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 8.50%), 12.91%
,
 11/02/28
(m)
275 200,750
1,443,990
Construction & Engineering — 0.6%
(f)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 8.17% - 8.38%
,
 01/29/27 ...... 111 108,464
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.92% -
8.61%
,
 06/21/24 ................. 3,568 3,184,613
Propulsion (BC) Finco, Term Loan, (3
Month CME Term SOFR + 4.00%),
8.58%
,
 09/14/29 ................. 450 436,500
3,729,577
Containers & Packaging — 0.1%
(f)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (1 Month CME Term SOFR +
3.93%), 8.60%
,
 04/13/29 ........... 210 199,536
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.37% - 7.62%
,
 04/03/24 ........... 649 632,859
832,395
Diversified Consumer Services — 0.2%
(f)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 12/10/29 ................ 284 242,465
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 246 239,276
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 436 306,012
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 01/08/27 ................. 311 281,477
1,069,230
Diversified Financial Services — 0.2%
(f)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR + 3.75%),
8.07%
,
 04/09/27 ................. 338 314,954
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
11.13%
,
 04/07/28 ................ 426 403,635
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.07%
,
 10/19/27 ................. 875 844,906
1,563,495
Diversified Telecommunication Services — 0.3%
(f)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 6.83%
,
 07/15/25 ..... 61 59,219
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26 .... 237 219,748
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 518 492,815
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 09/25/26 .... 96 77,655
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 03/09/27 USD 1,221 $ 985,980
1,835,417
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.07%
,
 06/28/24
(f)(m)
25 15,332
Entertainment — 0.1%
(f)
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 11/06/28 . 340 335,965
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.57%
,
 01/15/30 ..... 276 275,655
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/30/25 ................. 9 8,141
619,761
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 10/25/27
(f)
..... 102 100,102
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 11/03/28
(f)
767 721,786
Health Care Providers & Services — 0.2%
(f)
CNT Holding I Corp., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
7.24%
,
 11/08/27 ................. 248 239,157
Envision Healthcare Corp., Term Loan,
(3 Month CME Term SOFR + 7.88%),
12.61%
,
 03/31/27 ................ 103 91,000
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 11/16/25 ................. 177 166,593
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.00%), 11.78%
,
 04/29/25 ... 503 344,089
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.05%
,
 08/31/26 ................. 343 337,804
1,178,643
Health Care Technology — 0.9%
(f)
Athenahealth Group, Inc., Delayed Draw Term
Loan, (3 Month CME Term SOFR + 0.00%),
3.50% - 7.82%
,
 02/15/29 ........... 133 119,970
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.82%
,
 02/15/29 ................. 3,129 2,817,147
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 360 327,890
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.38%
,
 08/27/25 2,416 2,395,782
5,660,789
Hotels, Restaurants & Leisure — 0.2%
(f)
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 909 862,747
IRB Holding Corp., Term Loan B, (3
Month CME Term SOFR + 3.00%),
7.32%
,
 12/15/27 ................. 513 497,289

BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 11/01/26 ................. USD 115 $ 113,063
1,473,099
Household Durables — 0.2%
(f)
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. 475 415,711
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 948 772,337
1,188,048
Insurance — 0.2%
(f)
Hub International Ltd., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.22%
,
 11/10/29 ................. 527 520,708
Ryan Specialty Group LLC, Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.42%
,
 09/01/27 ................. 310 307,286
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.63%, 12/31/25 ............... 193 187,677
(LIBOR USD 1 Month + 4.25%),
8.63%, 09/03/26 ............... 133 131,324
1,146,995
Interactive Media & Services — 0.1%
(f)
Acuris Finance US, Inc., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.73%
,
 02/16/28 ................. 194 190,015
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.89%
,
 01/29/26 ..... 227 224,053
414,068
Internet & Direct Marketing Retail — 0.0%
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 02/12/27
(f)
........... 286 235,666
IT Services — 0.3%
(f)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.13%
,
 07/31/28 ................ 156 153,426
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 07/30/27 212 203,215
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 1,760 1,647,524
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 05/05/26 189 175,759
2,179,924
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6
Month CME Term SOFR + 6.50%),
11.76%
,
 05/25/27
(f)
................ 220 215,680
Life Sciences Tools & Services — 0.0%
ICON plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 7.00%
,
 07/03/28
(f)
........... —
(n)
1
Security
Par (000)
Par (000) Value
Machinery — 0.4%
(f)
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. USD 1,902 $ 1,772,503
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 8.92%
,
 04/05/29 .. 694 646,905
2,419,408
Media — 0.6%
(f)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
11.42%
,
 09/01/25 ................ 252 201,865
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 08/21/26 ................. 1,908 1,734,535
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.38%
,
 08/02/27 1,376 1,337,019
Intelsat Jackson Holdings SA, Term Loan
B, (6 Month CME Term SOFR + 4.25%),
7.44%
,
 02/01/29 ................. 902 868,804
4,142,223
Metals & Mining — 0.0%
Grinding Media, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%), 7.70% -
8.77%
,
 10/12/28
(f)(m)
............... 209 193,649
Oil, Gas & Consumable Fuels — 0.9%
(f)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... 4,988 5,257,755
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 585 554,808
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 360 359,759
6,172,322
Professional Services — 0.1%
(f)
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.57%
,
 01/18/29 ................. 420 412,220
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 66 64,333
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. 143 139,388
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.07%
,
 04/29/29 ................. 276 249,090
865,031
Road & Rail — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
8.49%
,
 04/06/28
(f)
................ 221 202,398
Software — 2.1%
(f)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
9.88%
,
 02/27/26 ................. 925 848,687
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/02/25 429 410,263

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. USD 208 $ 205,872
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/08/28 1,167 1,094,978
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.38%
,
 10/08/29 712 592,085
Delta Topco, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR + 3.75%),
8.15%
,
 12/01/27 ................. 501 461,844
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 12/01/27 ................. 342 327,725
Helios Software Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.48%
,
 03/11/28 ................. 239 234,469
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 1,293 1,100,447
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 830 650,164
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 7.97%
,
 03/01/29 .. 2,399 2,227,157
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/13/24 ............... 977 947,715
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 103 91,799
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
11.98%
,
 12/18/28 ................ 288 254,880
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 10.98%
,
 08/31/29 738 705,939
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 12/17/27 .... 97 87,997
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 12/17/27 .... 155 140,917
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 1,376 1,325,038
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 08/11/28 ................. 357 328,439
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 1,297 1,155,951
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 05/04/26 ..... 165 158,497
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 958 877,113
14,227,976
Specialty Retail — 0.0%
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 7.78%
,
 04/16/26
(f)
..... 143 132,125
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(f)
..... 590 577,148
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(f)
BCPE Empire Holdings, Inc., 1st Lien Term
Loan, (1 Month CME Term SOFR + 4.63%),
9.05%
,
 06/11/26 ................. USD 84 $ 81,832
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.66%
,
 01/31/28 ................. 200 188,678
SRS Distribution, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.92%
,
 06/02/28 ................. 489 466,011
736,521
Transportation Infrastructure — 0.2%
(f)
Brown Group Holdings LLC, Facility Term Loan
B2, (3 Month CME Term SOFR + 3.75%),
7.84% - 8.13%
,
 07/02/29 ........... 566 563,020
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 09/22/28 ................. 209 205,998
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 09/21/29 ................ 56 53,840
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 9.38%
,
 09/21/26 ..... 596 589,342
1,412,200
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/27/24
(f)
................ 1,208 1,011,984
Total Floating Rate Loan Interests — 10.4%
(Cost: $73,098,317) .............................. 69,020,785
Preferred Securities
Capital Trusts — 1.0%
Banks — 0.5%
(f)(g)
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 295 256,981
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 5 4,082
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 190 185,488
Series FF, (SOFR 1 Day + 3.38%), 5.00% 1,199 1,097,002
Series HH, (SOFR 1 Day + 3.13%), 4.60% 426 375,412
PNC Financial Services Group, Inc. (The),
Series V, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.24%),
6.20% ........................ 629 614,690
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 710 621,438
3,155,093
Capital Markets — 0.3%
(f)(g)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,590 1,267,945
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 921 838,096
2,106,041

BlackRock High Yield V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)
(g)
........................... USD 210 $ 177,739
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(f)(g)
............ 900 736,551
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(f)(g)
..................... 516 469,525
Total Preferred Securities — 1.0%
(Cost: $7,614,188) .............................. 6,644,949
Total Long-Term Investments — 97.1%
(Cost: $723,697,472) ............................. 647,794,637
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(o)(p)
................. 18,647,211 $ 18,647,211
Total Short-Term Securities — 2.8%
(Cost: $18,647,211) .............................. 18,647,211
Total Investments — 99.9%
(Cost: $742,344,683 ) ............................. 666,441,848
Other Assets Less Liabilities — 0.1% ................... 851,567
Net Assets — 100.0% ..............................
$ 667,293,415
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $270,332, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Rounds to less than 1,000.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 37,402,891 $ — $ (18,755,680)
(a)
$ — $ — $ 18,647,211 18,647,211 $ 281,906 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
22
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
S&P 500 E-Mini Index ...................................................... 27 03/17/23 $ 5,212 $ 221,608
U.S. Treasury 10 Year Note ................................................... 58 03/22/23 6,504 26,640
U.S. Treasury Long Bond .................................................... 9 03/22/23 1,122 13,386
U.S. Treasury Ultra Bond .................................................... 83 03/22/23 11,083 75,461
U.S. Treasury 5 Year Note .................................................... 5 03/31/23 539 734
$ 337,829
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,229 GBP 10,000 Westpac Banking Corp. 03/15/23 $ 118
USD 2,667,047 EUR 2,491,000 Bank of America NA 03/15/23 (12,365)
$ (12,247)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 % Quarterly 12/20/27 B+ USD 2,721 $ 20,002 $ (53,588) $ 73,590
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (3,509) $ (4,636) $ 1,127
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (53,588) $ 73,590 $ — $ —
OTC Swaps ..................................................... — (4,636) 1,127 — —

BlackRock High Yield V.I. Fund
Schedule of Investments
23
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 221,608 $ — $ 116,221 $ — $ 337,829
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 118 — — 118
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 73,590 — — — — 73,590
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,127 — — — — 1,127
$ — $ 74,717 $ 221,608 $ 118 $ 116,221 $ — $ 412,664
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 12,365 — — 12,365
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 4,636 — — — — 4,636
$ — $ 4,636 $ — $ 12,365 $ — $ — $ 17,001
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (243,289) $ — $ 1,603,859 $ — $ 1,360,570
Forward foreign currency exchange contracts .... — — — 1,054 — — 1,054
Swaps .............................. — (623,483) — — — — (623,483)
$ — $ (623,483) $ (243,289) $ 1,054 $ 1,603,859 $ — $ 738,141
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 221,608 $ — $ 118,009 $ — $ 339,617
Forward foreign currency exchange contracts .... — — — (733) — — (733)
Swaps .............................. — 27,505 — — — — 27,505
$ — $ 27,505 $ 221,608 $ (733) $ 118,009 $ — $ 366,389
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 12,849,967
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,863,640
Credit default swaps
Average notional value — sell protection ................................................................................... $ 1,275,668

2022
BlackRock Annual Report to Shareholders
BlackRock High Yield V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 146,325 $ —
Forward foreign currency exchange contracts ................................................................. 118 12,365
Swaps — centrally cleared .............................................................................. 18,910 —
Swaps — OTC
(a)
.................................................................................... 1,127 4,636
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 166,480 $ 17,001
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(165,235) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,245 $ 17,001
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 1,127 $ (1,127) $ — $ — $ —
Westpac Banking Corp. ............................ 118 — — — 118
$ 1,245 $ (1,127) $ — $ — $ 118
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 12,365 $ — $ — $ — $ 12,365
Barclays Bank plc ................................ 4,636 (1,127) — (3,509) —
$ 17,001 $ (1,127) $ — $ (3,509) $ 12,365
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 7,031 $ — $ — $ 7,031
Chemicals ............................................ 829,479 — — 829,479
Electrical Equipment ..................................... — 270,332 — 270,332
IT Services ........................................... 174,682 — — 174,682
Media ............................................... 31,628 — — 31,628
Metals & Mining ........................................ 693,131 — — 693,131
Oil, Gas & Consumable Fuels ............................... 1,022,295 — — 1,022,295

BlackRock High Yield V.I. Fund
Schedule of Investments
25
Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Road & Rail ........................................... $ 156,269 $ — $ — $ 156,269
Software ............................................. 357,842 — — 357,842
Corporate Bonds ........................................ — 568,586,214 — 568,586,214
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,739,495 — 3,739,495
Airlines .............................................. — 4,113,237 — 4,113,237
Auto Components ...................................... — 361,991 — 361,991
Beverages ........................................... — 54,273 — 54,273
Capital Markets ........................................ — 455,956 — 455,956
Chemicals ............................................ — 2,578,850 — 2,578,850
Commercial Services & Supplies ............................. — 1,243,240 200,750 1,443,990
Construction & Engineering ................................ — 3,729,577 — 3,729,577
Containers & Packaging .................................. — 832,395 — 832,395
Diversified Consumer Services .............................. — 1,069,230 — 1,069,230
Diversified Financial Services ............................... — 1,563,495 — 1,563,495
Diversified Telecommunication Services ........................ — 1,835,417 — 1,835,417
Energy Equipment & Services .............................. — — 15,332 15,332
Entertainment ......................................... — 619,761 — 619,761
Food Products ......................................... — 100,102 — 100,102
Health Care Equipment & Supplies ........................... — 721,786 — 721,786
Health Care Providers & Services ............................ — 1,178,643 — 1,178,643
Health Care Technology .................................. — 5,660,789 — 5,660,789
Hotels, Restaurants & Leisure .............................. — 1,473,099 — 1,473,099
Household Durables ..................................... — 1,188,048 — 1,188,048
Insurance ............................................ — 1,146,995 — 1,146,995
Interactive Media & Services ............................... — 414,068 — 414,068
Internet & Direct Marketing Retail ............................ — 235,666 — 235,666
IT Services ........................................... — 2,179,924 — 2,179,924
Leisure Products ....................................... — 215,680 — 215,680
Life Sciences Tools & Services .............................. — 1 — 1
Machinery ............................................ — 2,419,408 — 2,419,408
Media ............................................... — 4,142,223 — 4,142,223
Metals & Mining ........................................ — — 193,649 193,649
Oil, Gas & Consumable Fuels ............................... — 6,172,322 — 6,172,322
Professional Services .................................... — 865,031 — 865,031
Road & Rail ........................................... — 202,398 — 202,398
Software ............................................. — 14,227,976 — 14,227,976
Specialty Retail ........................................ — 132,125 — 132,125
Textiles, Apparel & Luxury Goods ............................ — 577,148 — 577,148
Trading Companies & Distributors ............................ — 736,521 — 736,521
Transportation Infrastructure ............................... — 1,412,200 — 1,412,200
Wireless Telecommunication Services ......................... — 1,011,984 — 1,011,984
Capital Trusts ........................................... — 6,644,949 — 6,644,949
Short-Term Securities
Money Market Funds ...................................... 18,647,211 — — 18,647,211
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (32,033) — (32,033)
$ 21,919,568 $ 644,080,516 $ 409,731 $ 666,409,815
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 74,717 $ — $ 74,717
Equity contracts ........................................... 221,608 — — 221,608
Foreign currency exchange contracts ............................ — 118 — 118
Interest rate contracts ....................................... 116,221 — — 116,221
Liabilities
Foreign currency exchange contracts ............................ — (12,365) — (12,365)
$ 337,829 $ 62,470 $ — $ 400,299
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
26
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 647,794,637
Investments, at value — affiliated
(b)
.......................................................................................... 18,647,211
Cash ............................................................................................................. 626,861
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 10,000
Futures contracts .................................................................................................... 1,009,000
Centrally cleared swaps ................................................................................................ 272,000
Foreign currency, at value
(c)
............................................................................................... 19,176
Receivables: –
Investments sold .................................................................................................... 170,729
Capital shares sold ................................................................................................... 365,319
Dividends — affiliated ................................................................................................. 58,550
Interest — unaffiliated ................................................................................................. 10,226,473
Variation margin on futures contracts ....................................................................................... 146,325
Variation margin on centrally cleared swaps .................................................................................. 18,910
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 118
OTC swaps ........................................................................................................ 1,127
Prepaid expenses ..................................................................................................... 12,396
Total assets .........................................................................................................
679,378,832
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 973,873
Capital shares redeemed ............................................................................................... 6,724,348
Distribution fees ..................................................................................................... 103,280
Income dividend distributions ............................................................................................ 3,302,182
Investment advisory fees .............................................................................................. 261,904
Professional fees .................................................................................................... 66,129
Other accrued expenses ............................................................................................... 604,667
Swap premiums received ................................................................................................ 4,636
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 12,365
Unfunded floating rate loan interests ....................................................................................... 32,033
Total liabilities ........................................................................................................
12,085,417
NET ASSETS ........................................................................................................
$ 667,293,415
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 773,528,955
Accumulated loss ..................................................................................................... (106,235,540)
NET ASSETS ........................................................................................................
$ 667,293,415
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 723,697,472
(b)
  Investments, at cost — affiliated .......................................................................................... $ 18,647,211
(c)
  Foreign currency, at cost ............................................................................................... $ 19,301
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
27
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 175,008,660
Shares outstanding ...................................................................................................
27,129,326
Net asset value ......................................................................................................
$ 6.45
Shares authorized ....................................................................................................
300 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 492,284,755
Shares outstanding ...................................................................................................
76,352,138
Net asset value ......................................................................................................
$ 6.45
Shares authorized ....................................................................................................
200 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
28
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 410,387
Dividends — affiliated ................................................................................................. 281,906
Interest — unaffiliated ................................................................................................. 40,119,521
Total investment income .................................................................................................
40,811,814
EXPENSES
Investment advisory .................................................................................................. 3,207,376
Distribution — class specific ............................................................................................ 1,301,890
Transfer agent — class specific .......................................................................................... 1,050,532
Accounting services .................................................................................................. 198,690
Professional ....................................................................................................... 93,185
Custodian ......................................................................................................... 35,394
Printing and postage ................................................................................................. 29,353
Directors and Officer ................................................................................................. 8,894
Transfer agent ...................................................................................................... 5,614
Miscellaneous ...................................................................................................... 21,996
Total expenses .......................................................................................................
5,952,924
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (675,366)
Fees waived and/or reimbursed by the Manager ............................................................................... (11,729)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,265,829
Net investment income ..................................................................................................
35,545,985
REALIZED AND UNREALIZED GAIN (LOSS) $ (122,009,078)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (29,955,338)
Forward foreign currency exchange contracts ............................................................................... 1,054
Foreign currency transactions ......................................................................................... (11,431)
Futures contracts .................................................................................................. 1,360,570
Swaps ......................................................................................................... (623,483)
A
(29,228,628)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (93,113,101)
Forward foreign currency exchange contracts ............................................................................... (733)
Foreign currency translations .......................................................................................... 1,379
Futures contracts .................................................................................................. 339,617
Swaps ......................................................................................................... 27,505
Unfunded floating rate loan interests ..................................................................................... (35,116)
A
(92,780,449)
Net realized and unrealized loss ............................................................................................
(122,009,077)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (86,463,092)

Statements of Changes in Net Assets
29
Financial Statements
See notes to financial statements.
BlackRock High Yield V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 35,545,985  $ 30,871,584
Net realized gain (loss) .............................................................................. (29,228,628) 17,600,654
Net change in unrealized appreciation (depreciation) .......................................................... (92,780,449) (12,647,962)
Net increase (decrease) in net assets resulting from operations ..................................................... (86,463,092) 35,824,276
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (10,135,624) (9,719,239)
  Class III ....................................................................................... (26,358,661) (24,580,908)
Decrease in net assets resulting from distributions to shareholders ................................................... (36,494,285) (34,300,147)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (47,378,409) 166,151,879
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (170,335,786) 167,676,008
Beginning of year .................................................................................... 837,629,201  669,953,193
End of year ........................................................................................
$ 667,293,415  $ 837,629,201
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
30
BlackRock High Yield V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 7.59  $ 7.56  $ 7.43  $ 6.80  $ 7.39
Net investment income
(a)
........................................
0.35  0.33  0.37  0.38  0.38
Net realized and unrealized gain (loss) ...............................
(1.13) 0.06  0.14  0.64  (0.57)
Net increase (decrease) from investment operations ....................... (0.78) 0.39  0.51  1.02  (0.19)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.35) (0.34) (0.38) (0.39) (0.40)
From net realized gain ..........................................
(0.01) (0.02) —  —  —
Total distributions .............................................. (0.36) (0.36) (0.38) (0.39) (0.40)
Net asset value, end of year ...................................... $ 6.45  $ 7.59  $ 7.56  $ 7.43  $ 6.80
Total Return
(c)
— — — — —
Based on net asset value ......................................... (10.35)% 5.34% 7.27% 15.29% (2.79)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.65% 0.67% 0.69% 0.70% 0.77%
Total expenses after fees waived and/or reimbursed .......................
0.56% 0.57% 0.58% 0.59% 0.63%
Net investment income ..........................................
5.15% 4.38% 5.13% 5.28% 5.30%
Supplemental Data
Net assets, end of year (000) ....................................... $ 175,009  $ 224,592  $ 182,845  $ 178,147  $ 185,736
Portfolio turnover rate ............................................ 46% 57% 103% 83% 79%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
BlackRock High Yield V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 7.59  $ 7.55  $ 7.42  $ 6.80  $ 7.38
Net investment income
(a)
........................................
0.34  0.31  0.35  0.37  0.36
Net realized and unrealized gain (loss) ...............................
(1.14) 0.08  0.14  0.62  (0.56)
Net increase (decrease) from investment operations ....................... (0.80) 0.39  0.49  0.99  (0.20)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.33) (0.33) (0.36) (0.37) (0.38)
From net realized gain ..........................................
(0.01) (0.02) —  —  —
Total distributions .............................................. (0.34) (0.35) (0.36) (0.37) (0.38)
Net asset value, end of year ...................................... $ 6.45  $ 7.59  $ 7.55  $ 7.42  $ 6.80
Total Return
(c)
— — — — —
Based on net asset value ......................................... (10.56)% 5.23% 7.01% 14.86% (2.89)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.90% 0.91% 0.92% 0.94% 1.02%
Total expenses after fees waived and/or reimbursed .......................
0.80% 0.81% 0.82% 0.83% 0.87%
Net investment income ..........................................
4.93% 4.13% 4.86% 5.06% 5.05%
Supplemental Data
Net assets, end of year (000) ....................................... $ 492,285  $ 613,037  $ 487,109  $ 397,249  $ 243,871
Portfolio turnover rate ............................................ 46% 57% 103% 83% 79%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
32
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
34
as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower's ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock High Yield
V.I. Fund Athenahealth Group, Inc., Delayed Draw Term Loan ......... $ 399,742 $ 391,944 $ 359,911 $ (32,033)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
36
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2022, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,495,058,262.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $1,301,890.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended
December 31, 2022, the amount waived was $11,729.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 280,308 $ 770,224 $ 1,050,532
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
38
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/
or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, including paydowns and excluding short-term securities, were $320,219,557 and $341,814,632, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock High Yield V.I. Fund
Class I ....................................................................................................... $ 165,379
Class III ...................................................................................................... 509,987
$ 675,366
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%
Purchases ............................................................................................................... $ 11,480,070
Sales ................................................................................................................... 7,200,239
Net Realized Loss .......................................................................................................... (1,083,578)

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the classification of investments, and the accounting for swap agreements.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock High Yield V.I. Fund ................................................................. $ (288) $ 288
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock High Yield V.I. Fund
Ordinary income ........................................................................................... $ 36,494,285 $ 34,300,147
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock High Yield V.I. Fund ................................................................. $ (27,597,328) $ (78,638,212) $ (106,235,540)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 744,563,161 $ 3,229,228 $ (81,246,138) $ (78,016,910)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
40
industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
6,833,246 $ 46,120,099 9,267,956 $ 70,397,265
Shares issued in reinvestment of distributions ........................
1,476,363 10,079,082 1,263,395 9,600,228
Shares redeemed .........................................
(10,756,938) (72,420,658) (5,151,386) (39,130,621)
(2,447,329) $ (16,221,477) 5,379,965 $ 40,866,872
Class III
Shares sold .............................................
23,237,509 $ 159,830,330 37,911,395 $ 288,483,820
Shares issued in reinvestment of distributions ........................
3,804,505 25,915,617 3,207,429 24,360,313
Shares redeemed .........................................
(31,468,266) (216,902,879) (24,842,344) (187,559,126)
(4,426,252) $ (31,156,932) 16,276,480 $ 125,285,007
(6,873,581) $ (47,378,409) 21,656,445 $ 166,151,879

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders
42
To the Shareholders of BlackRock High Yield V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock High Yield V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
43
Glossary of Terms Used in this Report
Currenc y Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The global fixed-income markets lost ground in 2022, reflecting central banks’ efforts to combat surging inflation by winding down their quantitative easing policies and raising interest rates aggressively. In this environment, both rate- and credit-sensitive investments experienced losses.
Positioning in securitized assets was the largest detractor from Fund performance. Overweights in commercial mortgage-backed securities (CMBS) and asset-backed securities detracted, as did out-of-benchmark allocations to non-agency mortgage-backed securities (MBS) and collateralized loan obligations (CLOs). Allocations to high yield bonds and emerging market debt, which lagged in the “risk-off” environment, also detracted. On the other hand, the Fund’s underweight to duration made the largest contribution to returns at a time of rising yields. (Duration is a measure of interest rate sensitivity; prices and yields move in opposite directions.)
The Fund held futures, options, interest-rate swaps and currency forward contracts to manage duration and portfolio risk. The use of derivatives in place of physical securities detracted marginally from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
Given the negative trends affecting the market in the first quarter of 2022, the Fund held a defensive positioning during this time. It had low allocations to emerging market debt, particularly Russia and Ukraine, as well as to high yield bonds. The investment adviser maintained a healthy cash position to dampen the effects of volatility and maintain the flexibility to capitalize on further market downside. The Fund was also underweight to duration given the backdrop of high inflation and rising interest rates.
The investment adviser favored higher-quality bonds, leading it to increase the portfolio’s weightings in agency MBS and, to a lesser extent, investment-grade corporates.
In the second quarter of 2022, the investment adviser began to take advantage of price weakness in high-quality market segments. It selectively deployed cash as yields started to look increasingly attractive. It focused most of the additions in investment-grade corporates, favoring short-dated securities, and it continued to add to high-quality
CLOs and CMBS. The investment adviser reduced the Fund’s weighting in agency MBS given the category’s substantial weakness relative to other spread sectors, and it decreased the portfolio’s allocation to floating rate loan interest following their strong performance. It added modestly to high yield, where it saw positive supply-and-demand conditions, but it remained cautious on the emerging markets. It also tactically added to Treasury Inflation Protected Securities in order to capture their compelling valuations and ability to offset the risk of rising inflation. In addition, it increased the extent of the duration underweight on expectations that yields would continue to rise. The investment adviser had a cautious view on European government debt, and it held a short position in long-term Japanese government bonds.
In the third quarter of 2022, the investment adviser remained on the lookout for opportunities to capitalize on the market sell-off by adding bonds with compelling risk-and-
reward profiles. It increased the portfolio’s duration in the United States, with a preference for short- and longer-dated bonds. It ended the quarter with a neutral duration, a modest overweight in the United States, a tactical long position in short-dated U.K. bonds, and short positions in Europe and Japan. The Fund continued to have a core allocation to securitized assets, namely high-quality CLOs and CMBS. The investment adviser also added to agency MBS to capitalize on their wider yield spreads. It maintained a defensive posture with respect to the emerging markets.
The investment adviser identified an increasingly attractive opportunity set as the fourth quarter of 2022 progressed. It added to higher-quality, short-dated bonds—particularly in investment-grade corporates—while keeping the allocation to high yield near historically low levels. It retained an overweight in agency MBS, but to a smaller extent than it held earlier in the year.
Describe portfolio positioning at period end.
The Fund had a neutral duration positioning, with an overweight to short-dated U.S. issues balanced by a short position in seven- to 10-year Japanese bonds.
The investment adviser continued to rotate its positioning in the securitized category, with a preference for higher-quality CMBS and CLOs. It maintained a defensive stance with respect to emerging market debt given concerns about tighter central bank policies, weakening growth and reduced liquidity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Total Return V.I. Fund
GROWTH OF $10,000 INVESTMENT
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(b)
Under normal circumstances, the Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the "Predecessor Fund"), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
"Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
( c )
..................................................... 3.71% 3.51% (14.06)% 0.11% 1.24%
Class III
( c )
.................................................... 3.40 3.31 (14.28) (0.17) 0.95
Bloomberg U.S. Aggregate Bond Index .............................. — — (13.01) 0.02 1.06
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund's performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock Total Return V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Class I ....... $ 1,000.00 $ 969.20 $ 2.33 $ 2.33 $ 1,000.00 $ 1,022.84 $ 2.40 $ 1,022.84 $ 2.40 0.47% 0.47%
Class III ...... 1,000.00 968.10 3.87 3.87 1,000.00 1,021.27 3.97 1,021.27 3.97 0.78 0.78
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 35.7%
Corporate Bonds ................................... 25.4
Investment Companies ............................... 18.3
U.S. Treasury Obligations ............................. 14.9
Asset-Backed Securities .............................. 2.3
Non-Agency Mortgage-Backed Securities .................. 1.3
Foreign Government Obligations ........................ 0.8
Municipal Bonds ................................... 0.6
Floating Rate Loan Interests ........................... 0.4
Preferred Securities ................................. 0.2
Foreign Agency Obligations ............................ 0.1
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(b )
Percent of
Total Investments
(a)
AAA/ Aaa
(c )
...................................... 53.7%
AA/Aa ......................................... 1.5
A ............................................ 29.0
BBB/Baa ....................................... 14.1
BB/Ba ......................................... 0.7
B ............................................ 0.5
CCC/ Caa ....................................... 0.1
CC/Ca ........................................ 0.2
C ............................................ 0.0
(d )
NR ........................................... 0.2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Annual Report to Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 5.11%, 12/25/33 ... USD 118 $ 107,153
Series 2007-HE4, Class A2A, (LIBOR USD
1 Month + 0.26%), 4.65%, 05/25/37 .. 87 15,285
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 3 2,501
Series 2018-B, Class B, 0.00%, 02/26/57 6 4,598
Series 2018-D, Class B, 0.00%, 08/25/58
(a)
1 598
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
—
(c)
305
Series 2018-F, Class C, 0.00%, 11/25/58 . 11 7,202
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 5.36%,
10/21/28
(a)(b)
.................... 378 373,364
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 170 163,707
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 5.42%, 01/28/31 ... 245 242,131
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31 ... 250 233,548
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 5.53%, 01/15/30 ... 500 491,839
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 5.93%, 01/15/30 ... 250 240,368
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 5.19%, 10/13/30 ... 250 247,190
Series 2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 4.93%, 04/13/31 ... 310 306,016
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 5.16%,
04/15/31
(a)(b)
.................... 500 492,394
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 5.25%,
04/20/31
(a)(b)
.................... 500 492,677
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
5.25%, 10/15/30
(a)(b)
............... 250 247,410
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
4.87%, 05/25/35
(a)
................ 34 29,521
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.33%,
12/10/25
(a)
..................... 300 73,700
Barings CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 5.43%,
10/20/30
(a)(b)
.................... 260 256,940
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 5.39%, 05/28/39
(d)
.. 70 55,134
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 5.39%, 02/28/40 ... 92 86,092
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 5.39%, 12/28/40 ... 28 28,032
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 5,551
Series 2000-A, Class A3, 7.83%, 06/15/30 37 5,328
Series 2000-A, Class A4, 8.29%, 06/15/30 27 4,083
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.34%), 4.73%, 05/25/35 ... 9 9,323
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 4.53%, 03/25/37 .. 20 18,584
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 1A4, (LIBOR USD
1 Month + 0.35%), 4.74%, 04/25/37 .. USD 195 $ 190,761
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
5.50%, 10/22/30
(a)(b)
............... 490 483,820
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 4.55%, 10/25/36
(a)
.......... 33 31,440
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 5.49%, 07/20/30
(a)(b)
249 246,519
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.32%), 4.71%,
10/25/36
(a)
..................... 37 24,702
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 4.59%, 05/25/37 .. 165 112,604
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 4.66%, 05/25/37 .. 75 51,180
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 22 20,948
Series 1997-6, Class M1, 7.21%, 01/15/29 14 13,280
Series 1998-8, Class M1, 6.98%, 09/01/30 93 82,944
Series 1999-5, Class A5, 7.86%, 03/01/30 25 10,487
Series 1999-5, Class A6, 7.50%, 03/01/30 26 10,684
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 6.82%, 11/15/32 ... 9 10,085
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 12,505
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 32,664
Series 2000-5, Class A7, 8.20%, 05/01/31 134 43,559
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 4.61%, 12/25/25
(a)
......... —
(c)
464
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.02%,
12/25/36
(e)
................... 11 8,611
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
.................. 84 78,982
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
.................. 76 4,694
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 4.38%, 07/25/37
(a)(b)
. 37 24,651
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.53%, 04/25/36 82 70,865
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 4.55%, 09/25/46 ... 1 740
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 4.59%, 03/15/34
(a)
.... 7 6,990
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 5.29%, 10/25/34
(a)
.... 72 67,959
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 2 2,277
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR
USD 1 Month + 0.30%), 4.62%, 12/15/33 4 3,992
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 4.51%, 05/15/35 .. 2 1,923
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 4.50%, 05/15/35 ... 4 3,966

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 4.50%, 05/15/36 ... USD 27 $ 25,945
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 4.47%, 11/15/36 ... 17 16,168
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
5.78%, 10/15/30
(a)(b)
............... 250 240,231
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 5.20%,
01/15/31
(a)(b)
.................... 800 790,163
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 5.44%, 10/25/34 .. 33 29,456
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.28%), 4.67%, 12/25/36 .. 557 237,418
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 4.54%, 12/25/36 ... 334 301,934
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 4.99%, 01/25/36 .. 95 86,727
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
4.67%, 02/25/37
(a)
................ 74 56,588
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 5.47%,
01/22/31
(a)(b)
.................... 250 246,920
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 25 5,094
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.40%), 4.79%, 01/25/47 ... 21 10,934
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 7.76%, 02/25/47 ... 40 37,210
Home Equity Asset Trust, Series 2007-1,
Class 2A3, (LIBOR USD 1 Month + 0.30%),
4.69%, 05/25/37
(a)
................ 69 50,918
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 3.61%, 07/25/34 ... 14 13,538
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 4.58%, 04/25/37 ... 53 34,416
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
........ 51 6,118
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
5.53%, 02/05/31
(a)(b)
............... 248 245,499
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 5.37%,
10/19/28
(a)(b)
.................... 169 166,771
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(e)
....... 12 10,851
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 4.79%, 05/25/36
(a)
......... 74 70,934
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 5.31%, 01/20/31
(a)(b)
280 276,466
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 5.28%, 10/20/27
(a)(b)
71 70,475
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 36 35,386
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 7.64%,
03/25/32
(a)
..................... 9 8,646
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 5.18%, 04/19/30
(a)(b)
......... USD 547 $ 541,350
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 5.61%, 07/29/30
(a)(b)
......... 270 268,169
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
5.37%, 12/18/30
(a)(b)
............... 250 245,039
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
4.65%, 06/25/46
(a)(b)
............... 9 8,094
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 4.65%, 08/25/37 .. 35 26,387
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 4.57%, 06/25/37 .. 25 5,232
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (LIBOR
USD 1 Month + 0.60%), 4.99%, 12/25/34 155 134,782
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 5.26%, 09/25/35 ... 92 75,368
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 5.49%,
10/20/30
(a)(b)
.................... 250 245,592
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 5.57%, 02/15/29
(a)(b)
........ 5 5,005
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/15/31 15 7,373
Series 2001-D, Class A4, 6.93%, 09/15/31 9 4,962
Series 2002-B, Class M1, 7.62%, 06/15/32 81 78,327
OCP CLO Ltd., Series 2017-14A, Class B,
(LIBOR USD 3 Month + 1.95%), 6.63%,
11/20/30
(a)(b)
.................... 250 237,472
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 5.10%, 07/17/30
(a)(b)
........ 250 245,910
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 5.36%, 01/25/31
(a)(b)
........ 250 246,343
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 5.73%,
05/23/31
(a)(b)
.................... 225 221,499
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD
1 Month + 0.21%), 4.60%, 03/25/37
(a)
. 90 69,591
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
................... 68 55,109
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
................... 170 141,633
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
................... 86 74,567
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 5.52%, 10/15/37
(a)(b)
... 26 24,909
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
........ 61 50,297
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
5.57%, 10/22/30
(a)(b)
............... 383 377,130
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 5.21%, 01/17/31 ... 250 247,482

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 5.22%, 04/18/31 ... USD 250 $ 245,847
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 5.18%, 07/16/31 ... 420 414,417
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.46%, 07/25/31
(a)(b)
............... 246 241,927
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
5.43%, 10/20/30
(a)(b)
............... 250 246,500
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 5.27%,
04/20/31
(a)(b)
.................... 247 242,827
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 5.17%,
01/15/30
(a)(b)
.................... 1,250 1,236,037
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 4.60%, 10/25/36
(a)
.......... 100 67,549
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 5.47%,
04/25/31
(a)(b)
.................... 250 244,959
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 5.48%,
07/20/30
(a)(b)
.................... 198 195,165
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 5.10%, 03/15/24
(a)
.......... 23 22,489
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 100 94,645
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 5.18%, 01/25/35
(a)
.......... 1 1,120
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 93,538
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (LIBOR USD 3 Month + 1.22%),
5.30%, 10/15/29
(a)(b)
............... 301 297,201
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 5.21%,
10/15/30
(a)(b)
.................... 250 246,896
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (LIBOR USD
1 Month + 0.36%), 4.75%, 09/25/36 .. 124 38,023
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 3.94%, 10/25/36 ... 108 80,652
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (LIBOR USD 1 Month + 0.40%),
4.79%, 06/25/37
(a)(b)
............... 79 26,004
Total Asset-Backed Securities — 2.2%
(Cost: $17,603,219) .............................. 16,643,094
Corporate Bonds
Aerospace & Defense — 0.8%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 502 442,972
Boeing Co. (The)
5.81%, 05/01/50 ................. 132 122,387
3.95%, 08/01/59 ................. 350 235,032
5.93%, 05/01/60 ................. 226 205,874
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 82 74,425
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 316 302,480
2.90%, 12/15/29 ................. 300 255,899
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
1.80%, 01/15/31 ................. USD 982 $ 753,627
Leidos, Inc.
4.38%, 05/15/30 ................. 266 239,868
2.30%, 02/15/31 ................. 241 184,619
Lockheed Martin Corp., 3.60%, 03/01/35 .. 1,007 893,791
Northrop Grumman Corp., 4.03%, 10/15/47 . 314 260,206
Raytheon Technologies Corp.
7.00%, 11/01/28 ................. 360 388,644
4.13%, 11/16/28 ................. 583 557,994
2.25%, 07/01/30 ................. 169 140,632
3.75%, 11/01/46 ................. 130 100,335
2.82%, 09/01/51 ................. 121 78,379
3.03%, 03/15/52 ................. 741 502,360
Textron, Inc., 3.90%, 09/17/29 ......... 566 512,654
6,252,178
Airlines — 0.3%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 1 555
Series 2017-1, Class AA, 3.30%, 01/15/30 76 65,169
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23 27 26,707
Series 2015-2, Class B, 4.40%, 09/22/23 196 192,635
Series 2015-2, Class AA, 3.60%, 09/22/27 35 31,660
Series 2016-1, Class AA, 3.58%, 01/15/28 93 82,898
Series 2016-2, Class AA, 3.20%, 06/15/28 63 54,909
Series 2016-3, Class AA, 3.00%, 10/15/28 304 263,433
Series 2017-1, Class AA, 3.65%, 02/15/29 51 45,047
Series 2019-1, Class AA, 3.15%, 02/15/32 186 153,803
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 161 117,886
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 409,358
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 53 23,065
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
.... 24 20,452
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 9 7,559
Series 2020-1, Class B, 4.88%, 01/15/26 103 97,869
Series 2014-1, Class A, 4.00%, 04/11/26 118 109,378
Series 2020-1, Class A, 5.88%, 10/15/27 628 619,524
Series 2015-1, Class AA, 3.45%, 12/01/27 32 28,049
Series 2019-2, Class B, 3.50%, 05/01/28 113 97,263
Series 2016-1, Class AA, 3.10%, 07/07/28 10 9,291
Series 2016-2, Class AA, 2.88%, 10/07/28 65 55,672
Series 2018-1, Class AA, 3.50%, 03/01/30 32 27,941
Series 2019-2, Class AA, 2.70%, 05/01/32 115 92,781
2,632,904
Automobiles — 0.3%
Ford Motor Co., 3.25%, 02/12/32 ....... 44 32,997
General Motors Co.
5.40%, 10/15/29 ................. 78 74,435
5.60%, 10/15/32 ................. 1,111 1,032,115
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 1,159 983,611
2,123,158
Banks — 3.2%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(f)
.......... 200 178,100
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24 .................... 740 737,214
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 1,049 991,155
Series N, (SOFR 1 Day + 0.91%), 1.66%,
03/11/27 .................... 547 483,933

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 1 Day + 0.96%), 1.73%, 07/22/27 USD 1,906 $ 1,669,878
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 .................... 553 502,251
(SOFR 1 Day + 1.37%), 1.92%, 10/24/31 515 393,402
(SOFR 1 Day + 1.32%), 2.69%, 04/22/32 445 356,171
(SOFR 1 Day + 1.22%), 2.30%, 07/21/32 981 755,475
(SOFR 1 Day + 1.21%), 2.57%, 10/20/32 209 163,689
(SOFR 1 Day + 1.33%), 2.97%, 02/04/33 4,003 3,224,892
(SOFR 1 Day + 1.83%), 4.57%, 04/27/33 3,258 2,980,102
(SOFR 1 Day + 2.16%), 5.02%, 07/22/33 248 235,449
Barclays plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
5.30%, 08/09/26 ............... 710 704,692
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33 ............... 235 221,996
Citigroup, Inc.
(a)
(SOFR 1 Day + 1.28%), 3.07%, 02/24/28 259 233,496
(SOFR 1 Day + 1.42%), 2.98%, 11/05/30 1,491 1,253,671
(SOFR 1 Day + 1.35%), 3.06%, 01/25/33 442 356,700
(SOFR 1 Day + 1.94%), 3.79%, 03/17/33 212 181,322
(SOFR 1 Day + 2.34%), 6.27%, 11/17/33 475 490,030
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 200 161,600
HSBC Holdings plc
(a)
(SOFR 1 Day + 1.10%), 2.25%, 11/22/27 247 213,913
(SOFR 1 Day + 2.87%), 5.40%, 08/11/33 720 666,737
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27 .................... 498 474,717
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 .................... 194 181,253
(SOFR 1 Day + 1.17%), 2.95%, 02/24/28 2,324 2,102,284
(SOFR 1 Day + 1.75%), 4.57%, 06/14/30 472 444,088
(3 Month CME Term SOFR + 1.11%),
1.76%, 11/19/31 ............... 168 127,355
(SOFR 1 Day + 1.18%), 2.55%, 11/08/32 620 490,067
(SOFR 1 Day + 1.26%), 2.96%, 01/25/33 1,422 1,157,369
(SOFR 1 Day + 1.80%), 4.59%, 04/26/33 469 434,183
(SOFR 1 Day + 2.08%), 4.91%, 07/25/33 738 702,670
Washington Mutual Escrow Bonds
(g)(h)
0.00%, 11/06/09 ................. 300 3,000
0.00%, 09/19/17
(d)(i)
............... 250 —
0.00%, 09/29/17
(d)
................ 500 —
Wells Fargo & Co.
(a)
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 .................... 334 310,118
(SOFR 1 Day + 2.10%), 2.39%, 06/02/28 134 118,267
(SOFR 1 Day + 1.50%), 3.35%, 03/02/33 169 142,365
23,843,604
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 249 235,166
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 310 305,999
3.50%, 06/01/30 ................. 190 172,962
714,127
Biotechnology — 0.5%
AbbVie, Inc.
4.55%, 03/15/35 ................. 591 552,632
4.50%, 05/14/35 ................. 478 442,774
4.70%, 05/14/45 ................. 342 303,765
4.88%, 11/14/48 ................. 50 45,543
4.25%, 11/21/49 ................. 355 294,609
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Amgen, Inc.
4.05%, 08/18/29 ................. USD 735 $ 686,875
4.40%, 05/01/45 ................. 385 322,561
Biogen, Inc., 2.25%, 05/01/30 ......... 316 257,442
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 356 248,378
4.15%, 03/01/47 ................. 137 113,151
2.80%, 10/01/50 ................. 267 170,703
3,438,433
Building Products — 0.0%
Masonite International Corp., 5.38%, 02/01/28
(b)
36 33,286
Owens Corning, 3.95%, 08/15/29 ....... 41 37,263
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 35 32,296
4.75%, 01/15/28 ................. 15 13,498
116,343
Capital Markets — 3.0%
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 643 539,092
Gaci First Investment Co., 5.00%, 10/13/27
(j)
295 295,041
Goldman Sachs Group, Inc. (The)
(SOFR 1 Day + 0.51%), 0.66%, 09/10/24
(a)
1,973 1,898,098
3.50%, 04/01/25 ................. 2,381 2,289,670
(LIBOR USD 3 Month + 1.17%), 5.78%,
05/15/26
(a)
................... 300 297,888
(SOFR 1 Day + 1.11%), 2.64%, 02/24/28
(a)
716 637,516
(SOFR 1 Day + 1.28%), 2.62%, 04/22/32
(a)
841 670,690
(SOFR 1 Day + 1.25%), 2.38%, 07/21/32
(a)
105 81,470
(SOFR 1 Day + 1.26%), 2.65%, 10/21/32
(a)
1,053 831,417
(SOFR 1 Day + 1.41%), 3.10%, 02/24/33
(a)
4,483 3,640,109
Intercontinental Exchange, Inc., 4.35%,
06/15/29 ..................... 109 105,386
Moody's Corp.
3.25%, 01/15/28 ................. 809 745,705
3.25%, 05/20/50 ................. 101 69,738
3.10%, 11/29/61 ................. 316 198,879
Morgan Stanley
(a)
(SOFR 1 Day + 0.47%), 4.79%, 11/10/23 1,065 1,061,874
(SOFR 1 Day + 0.46%), 0.53%, 01/25/24 2,177 2,162,398
(SOFR 1 Day + 0.62%), 0.73%, 04/05/24 372 366,665
(SOFR 1 Day + 0.86%), 1.51%, 07/20/27 253 219,550
(SOFR 1 Day + 1.00%), 2.48%, 01/21/28 1,544 1,371,926
(SOFR 1 Day + 2.24%), 6.30%, 10/18/28 356 367,500
(SOFR 1 Day + 1.14%), 2.70%, 01/22/31 1,655 1,367,604
(SOFR 1 Day + 1.03%), 1.79%, 02/13/32 256 192,399
(SOFR 1 Day + 1.18%), 2.24%, 07/21/32 1,535 1,177,643
(SOFR 1 Day + 1.20%), 2.51%, 10/20/32 1,606 1,256,793
(SOFR 1 Day + 1.29%), 2.94%, 01/21/33 104 84,134
(SOFR 1 Day + 2.08%), 4.89%, 07/20/33 189 177,570
Nomura Holdings, Inc., 2.61%, 07/14/31 ... 343 265,278
S&P Global, Inc., 4.75%, 08/01/28
(b)
..... 327 323,181
22,695,214
Chemicals — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32
(j)
... 200 142,500
Ecolab, Inc., 2.75%, 08/18/55 ......... 234 139,637
Sherwin-Williams Co. (The), 2.30%, 05/15/30 181 148,800
Westlake Corp., 3.38%, 08/15/61 ....... 216 127,379
558,316
Commercial Services & Supplies — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 83 77,434
Atento Luxco 1 SA
8.00%, 02/10/26
(b)
................ 36 19,244
8.00%, 02/10/26
(j)
................ 14 7,484

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 16 $ 15,631
RELX Capital, Inc., 3.00%, 05/22/30 ..... 201 171,282
Republic Services, Inc., 3.95%, 05/15/28 .. 119 113,035
Waste Management, Inc., 1.15%, 03/15/28 . 105 87,702
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 37 32,675
524,487
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 156 118,754
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 302 287,422
2.75%, 05/24/31 ................. 1,617 1,292,859
5.60%, 06/01/32 ................. 277 269,645
5.50%, 09/01/44 ................. 401 361,053
2,329,733
Construction & Engineering — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26
(j)
. 200 189,912
Consumer Finance — 0.3%
Capital One Financial Corp., (SOFR 1 Day +
1.79%), 3.27%, 03/01/30
(a)
.......... 276 235,972
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 66 65,673
4.00%, 01/15/25 ................. 443 429,840
2.40%, 10/15/28 ................. 143 118,577
4.30%, 04/06/29 ................. 329 294,687
2.70%, 06/10/31 ................. 709 543,218
3.10%, 01/12/32 ................. 975 763,953
Navient Corp.
5.88%, 10/25/24 ................. 37 35,799
6.75%, 06/25/25 ................. 38 36,477
6.75%, 06/15/26 ................. 37 35,068
2,559,264
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 .. 112 111,640
Diversified Financial Services — 0.1%
ORIX Corp., 4.00%, 04/13/32 ......... 30 26,607
Shell International Finance BV
3.88%, 11/13/28 ................. 487 468,981
2.75%, 04/06/30 ................. 104 91,250
586,838
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
4.30%, 02/15/30 ................. 319 300,369
4.50%, 05/15/35 ................. 1,216 1,105,404
3.50%, 06/01/41 ................. 292 217,754
3.55%, 09/15/55 ................. 835 557,149
3.65%, 09/15/59 ................. 786 526,094
CCO Holdings LLC
(b)
5.38%, 06/01/29 ................. 92 83,193
4.75%, 03/01/30 ................. 106 91,416
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
.. 15 12,487
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
.................... 49 8,201
Verizon Communications, Inc.
1.50%, 09/18/30 ................. 1,041 809,309
1.68%, 10/30/30 ................. 353 275,153
7.75%, 12/01/30 ................. 250 289,088
1.75%, 01/20/31 ................. 106 82,239
2.55%, 03/21/31 ................. 414 340,456
2.36%, 03/15/32 ................. 533 422,510
4.40%, 11/01/34 ................. 593 544,525
2.65%, 11/20/40 ................. 496 334,792
2.85%, 09/03/41 ................. 560 385,393
3.85%, 11/01/42 ................. 162 128,391
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.88%, 11/20/50 ................. USD 569 $ 356,740
3.00%, 11/20/60 ................. 303 180,413
7,051,076
Electric Utilities — 2.2%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 567 531,684
Series I, 2.10%, 07/01/30 ........... 171 138,630
Series G, 4.15%, 05/01/49 .......... 235 183,277
3.45%, 05/15/51 ................. 305 215,072
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 155 120,732
Series M, 3.65%, 04/01/50 .......... 232 176,946
Alabama Power Co., 3.45%, 10/01/49 .... 353 254,291
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 521 427,565
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 153 113,463
3.75%, 08/15/47 ................. 586 451,908
4.25%, 09/15/48 ................. 105 88,009
2.90%, 06/15/50 ................. 221 146,042
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 120 99,504
3.95%, 03/01/48 ................. 85 69,578
Series AD, 2.90%, 07/01/50 ......... 414 278,354
Series AF, 3.35%, 04/01/51 ......... 194 142,763
Commonwealth Edison Co.
4.00%, 03/01/49 ................. 135 109,190
Series 127, 3.20%, 11/15/49 ......... 180 127,976
Series 130, 3.13%, 03/15/51 ......... 220 151,799
DTE Electric Co.
3.95%, 03/01/49 ................. 623 510,510
Series B, 3.25%, 04/01/51 .......... 110 78,698
Duke Energy Carolinas LLC
3.88%, 03/15/46 ................. 32 25,163
3.70%, 12/01/47 ................. 343 260,934
3.95%, 03/15/48 ................. 155 124,001
3.45%, 04/15/51 ................. 114 83,209
Duke Energy Corp.
5.00%, 12/08/25 ................. 190 189,588
4.30%, 03/15/28 ................. 190 182,823
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 550 470,039
5.95%, 11/15/52 ................. 55 58,536
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 527 485,111
2.50%, 08/15/50 ................. 250 150,009
Edison International, 6.95%, 11/15/29 .... 550 574,355
Entergy Louisiana LLC
4.20%, 09/01/48 ................. 325 265,926
2.90%, 03/15/51 ................. 115 73,573
Entergy Mississippi LLC, 2.85%, 06/01/28 .. 137 121,618
Exelon Corp.
5.10%, 06/15/45 ................. 35 32,546
4.45%, 04/15/46 ................. 139 117,414
4.70%, 04/15/50 ................. 267 232,575
FirstEnergy Corp.
2.05%, 03/01/25 ................. 52 48,007
Series B, 4.40%, 07/15/27
(e)
......... 349 324,657
Series C, 5.35%, 07/15/47
(e)
......... 43 38,390
Series C, 3.40%, 03/01/50 .......... 192 126,681
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 433 350,361
Florida Power & Light Co.
3.95%, 03/01/48 ................. 470 387,886
3.99%, 03/01/49 ................. 111 93,060

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.15%, 10/01/49 ................. USD 576 $ 414,881
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
.................... 111 69,143
Genneia SA, 8.75%, 09/02/27
(b)
........ 18 17,724
MidAmerican Energy Co.
3.10%, 05/01/27 ................. 225 210,650
3.65%, 04/15/29 ................. 520 486,181
3.15%, 04/15/50 ................. 428 302,912
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 22 20,702
Northern States Power Co.
3.60%, 05/15/46 ................. 27 20,776
2.90%, 03/01/50 ................. 221 151,156
2.60%, 06/01/51 ................. 241 152,758
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 735 608,988
5.75%, 01/15/28 ................. 59 55,382
5.25%, 06/15/29
(b)
................ 53 46,785
NSTAR Electric Co., 3.95%, 04/01/30 .... 38 35,722
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 122 94,402
4.00%, 06/01/49 ................. 27 21,293
Series R, 2.90%, 10/01/51 .......... 311 202,343
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32
(b)
................ 259 253,565
3.80%, 09/30/47 ................. 101 81,776
3.10%, 09/15/49 ................. 357 252,678
4.95%, 09/15/52
(b)
................ 109 105,199
Pacific Gas & Electric Co.
3.95%, 12/01/47 ................. 150 101,702
3.50%, 08/01/50 ................. 112 69,565
PECO Energy Co., 3.05%, 03/15/51 ..... 491 335,406
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 210 197,631
2.45%, 01/15/30 ................. 129 110,666
4.90%, 12/15/32 ................. 304 304,544
2.05%, 08/01/50 ................. 85 47,363
Southern California Edison Co.
2.25%, 06/01/30 ................. 775 638,256
Series G, 2.50%, 06/01/31 .......... 227 187,050
5.95%, 11/01/32 ................. 295 311,697
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 450 310,359
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 700 675,687
Virginia Electric & Power Co., 4.00%, 01/15/43 247 199,725
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 72 69,366
5.63%, 02/15/27 ................. 93 88,225
5.00%, 07/31/27 ................. 93 86,313
16,571,024
Entertainment — 0.1%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 174 136,761
TWDC Enterprises 18 Corp., 3.00%, 07/30/46 382 266,727
403,488
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 789 639,490
American Tower Corp.
3.95%, 03/15/29 ................. 703 648,065
3.80%, 08/15/29 ................. 815 739,346
2.90%, 01/15/30 ................. 86 72,831
Crown Castle, Inc.
3.15%, 07/15/23 ................. 17 16,810
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.80%, 02/15/28 ................. USD 369 $ 342,936
3.10%, 11/15/29 ................. 1,081 942,249
3.30%, 07/01/30 ................. 259 226,571
2.25%, 01/15/31 ................. 193 154,831
2.10%, 04/01/31 ................. 249 196,248
Digital Dutch Finco BV
(j)
1.50%, 03/15/30 ................. EUR 315 263,238
1.00%, 01/15/32 ................. 180 134,634
Equinix, Inc.
2.15%, 07/15/30 ................. USD 1,188 945,101
3.90%, 04/15/32 ................. 1,380 1,226,051
GLP Capital LP
4.00%, 01/15/30 ................. 1,150 1,007,186
4.00%, 01/15/31 ................. 80 68,624
3.25%, 01/15/32 ................. 845 675,480
Invitation Homes Operating Partnership LP,
2.70%, 01/15/34 ................ 104 75,821
Kimco Realty Corp., 4.60%, 02/01/33 ..... 162 148,151
MPT Operating Partnership LP, 5.25%,
08/01/26 ..................... 7 6,375
National Retail Properties, Inc.
3.50%, 04/15/51 ................. 254 169,857
3.00%, 04/15/52 ................. 135 80,333
Prologis LP
1.75%, 02/01/31 ................. 954 750,983
4.63%, 01/15/33 ................. 180 174,252
Realty Income Corp., 3.25%, 01/15/31 .... 174 150,887
RHP Hotel Properties LP, 4.75%, 10/15/27 . 61 55,206
Service Properties Trust, 4.35%, 10/01/24 .. 37 33,636
VICI Properties LP
5.63%, 05/01/24
(b)
................ 159 157,451
4.50%, 09/01/26
(b)
................ 44 41,408
5.75%, 02/01/27
(b)
................ 71 69,208
4.75%, 02/15/28 ................. 901 854,750
4.63%, 12/01/29
(b)
................ 611 556,010
4.95%, 02/15/30 ................. 469 446,449
WP Carey, Inc.
2.40%, 02/01/31 ................. 283 225,486
2.45%, 02/01/32 ................. 150 117,211
12,413,165
Food & Staples Retailing — 0.0%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 68 64,646
4.88%, 02/15/30 ................. 15 13,387
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 79 74,510
152,543
Food Products — 0.0%
(b)
BRF GmbH, 4.35%, 09/29/26 ......... 200 180,787
Post Holdings, Inc.
5.63%, 01/15/28 ................. 72 67,777
5.50%, 12/15/29 ................. 57 51,580
300,144
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49 ................. 91 74,420
3.38%, 09/15/49 ................. 100 72,583
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 188 148,215
ONE Gas, Inc., 2.00%, 05/15/30 ........ 80 65,046
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ..................... 175 142,731
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 162,750
665,745

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Baxter International, Inc., 3.95%, 04/01/30 . USD 115 $ 104,700
GE HealthCare Technologies, Inc., 5.60%,
11/15/25
(b)
.................... 630 633,882
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 452 364,294
Medtronic Global Holdings SCA, 1.75%,
07/02/49 ..................... EUR 100 65,941
1,168,817
Health Care Providers & Services — 0.8%
Aetna, Inc., 4.75%, 03/15/44 .......... USD 98 86,297
CVS Health Corp.
3.75%, 04/01/30 ................. 769 697,223
5.13%, 07/20/45 ................. 501 456,614
4.25%, 04/01/50 ................. 233 185,448
Elevance Health, Inc., 6.10%, 10/15/52 ... 321 342,209
HCA, Inc.
4.50%, 02/15/27 ................. 1,103 1,063,046
3.50%, 09/01/30 ................. 1,157 997,885
2.38%, 07/15/31 ................. 968 753,519
Select Medical Corp., 6.25%, 08/15/26
(b)
... 41 38,984
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 ................. 148 139,955
5.13%, 11/01/27 ................. 23 21,396
4.38%, 01/15/30 ................. 163 141,087
UnitedHealth Group, Inc.
3.05%, 05/15/41 ................. 282 211,903
4.63%, 11/15/41 ................. 117 107,826
4.20%, 01/15/47 ................. 241 206,076
3.25%, 05/15/51 ................. 332 237,558
6.05%, 02/15/63 ................. 189 205,091
5,892,117
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 3.88%, 01/15/28
(b)
..... 11 9,840
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
48 39,063
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 47 46,488
5.38%, 04/15/27 ................. 73 69,715
5.25%, 07/15/29 ................. 73 65,558
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 88 83,385
4.75%, 01/15/28 ................. 44 39,374
Grupo Posadas SAB de CV, 6.00%, 12/30/27
(e)
(j)
......................... 33 25,741
MGM Resorts International
5.75%, 06/15/25 ................. 10 9,719
4.63%, 09/01/26 ................. 6 5,500
5.50%, 04/15/27 ................. 10 9,302
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 ................. 162 153,794
5.25%, 05/15/27 ................. 81 73,100
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 57,428
688,007
Household Durables — 0.0%
(b)
Brookfield Residential Properties, Inc., 6.25%,
09/15/27 ..................... 87 77,265
Mattamy Group Corp., 5.25%, 12/15/27 ... 7 6,208
83,473
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(f)
...... 15 20,784
American International Group, Inc., 4.38%,
01/15/55 ..................... 142 106,243
Aon Corp.
4.50%, 12/15/28 ................. 412 397,381
3.75%, 05/02/29 ................. 129 118,995
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 ................. EUR 160 $ 155,167
2.25%, 11/15/30 ................. USD 492 402,787
1,201,357
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.45%, 08/15/52 .... 851 676,248
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
4.70%, 12/01/32 ................. 335 331,592
2.50%, 06/03/50 ................. 278 175,199
3.10%, 05/12/51 ................. 229 163,095
3.95%, 04/13/52 ................. 137 113,392
4.25%, 08/22/57 ................. 181 155,464
eBay, Inc., 6.30%, 11/22/32 ........... 289 300,281
1,239,023
IT Services — 0.4%
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................ EUR 200 177,983
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 343 298,978
4.95%, 08/15/27 ................. 1,132 1,098,043
3.20%, 08/15/29 ................. 977 830,500
2.90%, 05/15/30 ................. 184 150,764
5.95%, 08/15/52 ................. 354 320,073
2,876,341
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 . 202 163,445
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 7 6,447
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 100 80,987
4.95%, 11/21/32 ................. 318 322,484
573,363
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 792 780,629
Media — 0.8%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. 229 179,638
3.70%, 04/01/51 ................. 197 119,789
3.90%, 06/01/52 ................. 1,185 743,974
6.83%, 10/23/55 ................. 335 309,050
3.85%, 04/01/61 ................. 785 454,013
4.40%, 12/01/61 ................. 202 129,214
3.95%, 06/30/62 ................. 557 328,574
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 92 79,718
Comcast Corp.
2.65%, 02/01/30 ................. 726 628,076
1.50%, 02/15/31 ................. 347 270,175
5.50%, 11/15/32 ................. 71 74,031
4.20%, 08/15/34 ................. 721 665,632
3.75%, 04/01/40 ................. 661 545,143
2.80%, 01/15/51 ................. 193 121,803
2.94%, 11/01/56 ................. 155 95,856
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 268 257,914
2.95%, 10/01/50 ................. 279 167,275
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 413 398,916
iHeartCommunications, Inc.
(b)
5.25%, 08/15/27 ................. USD 54 45,743
4.75%, 01/15/28 ................. 7 5,700

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... USD 79 $ 74,529
Lamar Media Corp., 3.75%, 02/15/28 ..... 9 8,056
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 85 77,975
Omnicom Group, Inc., 2.45%, 04/30/30 ... 116 96,074
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 97 87,324
4.63%, 03/15/30 ................. 7 5,791
Paramount Global
4.85%, 07/01/42 ................. 108 79,895
4.38%, 03/15/43 ................. 232 159,757
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
... 90 82,150
TEGNA, Inc.
4.63%, 03/15/28 ................. 15 14,245
5.00%, 09/15/29 ................. 17 16,130
6,322,160
Metals & Mining — 0.5%
Anglo American Capital plc
(b)
4.50%, 03/15/28 ................. 558 529,577
3.88%, 03/16/29 ................. 1,138 1,023,489
5.63%, 04/01/30 ................. 753 745,635
2.63%, 09/10/30 ................. 317 257,721
Commercial Metals Co., 4.38%, 03/15/32 .. 146 127,009
Glencore Funding LLC, 2.50%, 09/01/30
(b)
.. 368 298,702
Newmont Corp.
2.80%, 10/01/29 ................. 305 259,291
2.25%, 10/01/30 ................. 117 94,038
Nucor Corp., 3.95%, 05/01/28 ......... 386 364,644
3,700,106
Multi-Utilities — 0.2%
Ameren Illinois Co., 3.25%, 03/15/50 ..... 123 88,033
Consolidated Edison Co. of New York, Inc.,
6.15%, 11/15/52 ................ 548 586,655
Consumers Energy Co., 3.75%, 02/15/50 .. 814 634,315
1,309,003
Oil, Gas & Consumable Fuels — 2.9%
Buckeye Partners LP, 3.95%, 12/01/26 .... 9 8,052
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 655 527,351
3.40%, 01/15/38 ................. 707 573,997
Cenovus Energy, Inc., 6.75%, 11/15/39 ... 116 120,357
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,161 1,168,052
5.13%, 06/30/27 ................. 930 918,773
2.74%, 12/31/39 ................. 320 247,445
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 510 458,603
3.25%, 01/31/32 ................. 887 704,905
CrownRock LP, 5.63%, 10/15/25
(b)
...... 39 37,635
Devon Energy Corp.
8.25%, 08/01/23 ................. 114 115,552
5.85%, 12/15/25 ................. 26 26,469
5.25%, 10/15/27 ................. 114 112,807
5.88%, 06/15/28 ................. 17 17,193
4.50%, 01/15/30 ................. 166 154,545
4.75%, 05/15/42 ................. 431 364,836
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 200 186,019
3.50%, 12/01/29 ................. 3,296 2,891,651
3.13%, 03/24/31 ................. 751 621,874
4.40%, 03/24/51 ................. 255 194,255
Energy Transfer LP
3.60%, 02/01/23 ................. 1,323 1,320,457
6.50%, 02/01/42 ................. 197 194,710
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30%, 04/15/47 ................. USD 122 $ 101,503
6.25%, 04/15/49 ................. 250 232,469
5.00%, 05/15/50 ................. 554 442,608
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 485 459,248
5.95%, 02/01/41 ................. 114 114,210
3.30%, 02/15/53 ................. 145 96,451
EQT Corp.
3.90%, 10/01/27 ................. 171 157,861
5.70%, 04/01/28 ................. 268 266,560
Hess Corp., 7.13%, 03/15/33 .......... 61 65,700
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 ................. 486 401,488
5.40%, 09/01/44 ................. 364 327,055
Marathon Petroleum Corp.
5.85%, 12/15/45 ................. 65 58,824
5.00%, 09/15/54 ................. 20 16,690
Matador Resources Co., 5.88%, 09/15/26 .. 16 15,383
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 230 218,443
3.25%, 07/15/31 ................. 999 812,590
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 710 671,145
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 500 500,121
5.63%, 03/01/25 ................. 1,949 1,951,753
5.88%, 06/30/26 ................. 172 174,037
5.90%, 09/15/37
(b)
................ 105 105,072
SCC Power plc
(b)(k)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 2 616
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 45 1,120
Sunoco LP, 4.50%, 04/30/30 .......... 95 82,465
Targa Resources Partners LP
5.00%, 01/15/28 ................. 932 889,089
4.00%, 01/15/32 ................. 369 310,473
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 710 645,388
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 408 435,444
4.00%, 03/15/28 ................. 895 839,736
4.60%, 03/15/48 ................. 183 152,095
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 273 185,791
21,696,966
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... 90 70,087
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 3.70%, 03/15/52 . 516 401,373
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 535 530,436
2.05%, 03/31/30 ................. 1,016 829,310
1,761,119
Real Estate Management & Development — 0.0%
(j)
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(f)
............. 200 49,500
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(g)(h)
................... 200 15,500
Modern Land China Co. Ltd., 9.80%, 04/11/23
(g)
(h)
......................... 200 11,500
Redsun Properties Group Ltd., 7.30%,
01/13/25
(g)(h)
................... 200 18,975
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 200 141,000

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yango Justice International Ltd., 8.25%,
11/25/23
(g)(h)
................... USD 200 $ 3,000
239,475
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 ................. 90 84,954
4.55%, 09/01/44 ................. 131 118,436
3.30%, 09/15/51 ................. 293 213,250
2.88%, 06/15/52 ................. 229 152,668
CSX Corp.
4.30%, 03/01/48 ................. 296 251,255
3.35%, 09/15/49 ................. 106 76,263
4.25%, 11/01/66 ................. 169 132,522
Norfolk Southern Corp.
3.05%, 05/15/50 ................. 326 218,349
2.90%, 08/25/51 ................. 111 71,688
4.55%, 06/01/53 ................. 251 218,165
3.16%, 05/15/55 ................. 135 89,341
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 77 73,671
1.70%, 06/15/26 ................. 376 328,920
5.88%, 11/15/27 ................. 1,115 1,122,825
Simpar Europe SA, 5.20%, 01/26/31
(b)
.... 200 149,310
Union Pacific Corp.
3.84%, 03/20/60 ................. 550 424,865
2.97%, 09/16/62 ................. 237 152,234
3.75%, 02/05/70 ................. 143 104,239
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 83 78,413
4,061,368
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc., 2.75%, 06/01/50 ... 154 104,897
Broadcom, Inc.
4.30%, 11/15/32 ................. 791 697,141
2.60%, 02/15/33
(b)
................ 100 75,060
3.42%, 04/15/33
(b)
................ 1,347 1,079,900
3.47%, 04/15/34
(b)
................ 557 444,337
4.93%, 05/15/37
(b)
................ 598 521,674
Intel Corp.
4.10%, 05/11/47 ................. 108 87,078
3.73%, 12/08/47 ................. 146 109,416
3.25%, 11/15/49 ................. 122 83,029
KLA Corp.
3.30%, 03/01/50 ................. 757 548,177
5.25%, 07/15/62 ................. 353 338,977
Lam Research Corp., 2.88%, 06/15/50 .... 411 274,635
NVIDIA Corp., 3.50%, 04/01/50 ........ 151 113,968
NXP BV
4.30%, 06/18/29 ................. 1,487 1,377,798
3.40%, 05/01/30 ................. 426 366,174
2.50%, 05/11/31 ................. 1,268 998,391
2.65%, 02/15/32 ................. 329 255,962
QUALCOMM, Inc.
5.40%, 05/20/33 ................. 334 347,734
6.00%, 05/20/53 ................. 450 477,932
8,302,280
Software — 0.7%
Autodesk, Inc., 2.40%, 12/15/31 ........ 197 157,368
Microsoft Corp.
3.70%, 08/08/46 ................. 116 98,581
2.92%, 03/17/52 ................. 287 203,053
Oracle Corp.
3.85%, 07/15/36 ................. 260 212,606
3.80%, 11/15/37 ................. 120 95,015
Security
Par (000)
Par (000) Value
Software (continued)
6.13%, 07/08/39 ................. USD 350 $ 348,134
3.60%, 04/01/40 ................. 764 560,479
3.65%, 03/25/41 ................. 1,079 796,511
4.00%, 07/15/46 ................. 238 173,440
4.00%, 11/15/47 ................. 618 451,693
3.60%, 04/01/50 ................. 1,155 777,623
4.38%, 05/15/55 ................. 149 112,607
Salesforce, Inc., 3.05%, 07/15/61 ....... 171 108,581
ServiceNow, Inc., 1.40%, 09/01/30 ...... 565 432,234
VMware, Inc.
1.80%, 08/15/28 ................. 132 107,789
2.20%, 08/15/31 ................. 699 530,446
Workday, Inc., 3.80%, 04/01/32 ........ 99 87,391
5,253,551
Specialty Retail — 0.1%
Lowe's Cos., Inc., 4.50%, 04/15/30 ...... 870 833,765
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.38%, 02/08/41 ................. 189 133,567
2.65%, 05/11/50 ................. 495 327,494
2.55%, 08/20/60 ................. 80 48,408
2.80%, 02/08/61 ................. 268 169,552
2.85%, 08/05/61 ................. 37 23,792
Dell International LLC
4.90%, 10/01/26 ................. 128 125,990
8.35%, 07/15/46 ................. 20 22,785
3.45%, 12/15/51
(b)
................ 158 96,697
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(e)
.................... 77 76,798
HP, Inc., 6.00%, 09/15/41 ............ 151 144,879
Seagate HDD Cayman, 4.09%, 06/01/29 .. 80 66,323
Western Digital Corp., 2.85%, 02/01/29 ... 145 112,182
1,348,467
Tobacco — 0.3%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 460 407,799
5.80%, 02/14/39 ................. USD 308 283,997
3.40%, 02/04/41 ................. 236 156,526
4.50%, 05/02/43 ................. 265 198,947
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 608 612,440
1.45%, 08/01/39 ................. EUR 395 241,833
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 429 365,421
2,266,963
Trading Companies & Distributors — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 89 83,015
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 178,515
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 ................. 885 763,714
4.55%, 03/15/52 ................. 87 67,450
T-Mobile USA, Inc.
3.38%, 04/15/29 ................. 381 335,573
3.88%, 04/15/30 ................. 983 890,416
2.88%, 02/15/31 ................. 869 718,079
2,953,747
Total Corporate Bonds — 24.2%
(Cost: $200,477,438) ............................. 181,614,783

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Building Products — 0.0%
(a)
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/28 ................. USD 32 $ 28,216
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(l)
.............. 6 5,048
33,264
Chemicals — 0.1%
(a)
Bakelite UK Intermediate Ltd., Term Loan,
(3 Month CME Term SOFR + 4.00%),
8.73%
,
 05/29/29 ................. 287 265,785
LSF11 A5 Holdco LLC, Term Loan, (1
Month CME Term SOFR + 3.50%),
7.94%
,
 10/15/28 ................. 199 192,460
458,245
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 05/12/28
(a)
................ 141 133,888
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
5.26%
,
 02/21/23
(a)(d)
............... 21 399
Containers & Packaging — 0.0%
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.98%
,
 10/04/28
(a)(d)
............... 30 24,415
Diversified Telecommunication Services — 0.1%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.58%
,
 12/11/26
(a)
... 265 261,817
Food Products — 0.0%
BCPE North Star US Holdco 2, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/09/28
(a)
................ 190 173,919
Health Care Providers & Services — 0.0%
(a)
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 09/07/28
(d)
................ 148 145,764
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 6.89%
,
 03/06/25 45 43,733
189,497
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 02/02/26 ................. 152 136,904
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 10/02/28 320 295,068
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 207 196,440
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.19%
,
 08/27/28 ................. 75 74,205
702,617
Security
Par (000)
Par (000) Value
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28
(a)
................ USD 79 $ 64,024
Internet & Direct Marketing Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 11/24/28
(a)(d)
............... 61 60,152
IT Services — 0.0%
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 09/29/28
(a)
.... 155 147,318
Media — 0.0%
Gray Television, Inc., Term Loan D, (LIBOR
USD 1 Month + 3.00%), 7.37%
,
 12/01/28
(a)
230 222,551
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 04/16/28
(a)
.... 136 125,113
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 0.00%), 0.00%
,
 07/01/25
(a)(d)
.. 610 606,950
Total Floating Rate Loan Interests — 0.4%
(Cost: $3,375,985) .............................. 3,204,169
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
7.00%, 09/30/33
(e)(j)
............... 4 2,685
7.00%, 12/15/47
(b)
................ 53 31,644
34,329
Colombia — 0.1%
Ecopetrol SA
5.88%, 09/18/23 ................. 18 17,856
4.13%, 01/16/25 ................. 92 87,446
6.88%, 04/29/30 ................. 343 310,415
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 200 158,412
574,129
Mexico — 0.0%
Petroleos Mexicanos
4.88%, 01/18/24 ................. 46 45,034
Series 13-2, 7.19%, 09/12/24 ........ MXN 11 52,381
6.88%, 08/04/26 ................. USD 27 25,664
8.75%, 06/02/29 ................. 160 149,730
6.70%, 02/16/32 ................. 75 58,781
331,590
Total Foreign Agency Obligations — 0.1%
(Cost: $1,043,161) .............................. 940,048
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
7.00%, 03/26/31 ................. COP 192,000 27,972
8.00%, 04/20/33 ................. USD 200 199,600
7.25%, 10/18/34 ................. COP 334,000 45,158
272,730
Indonesia — 0.0%
Republic of Indonesia, 3.05%
,
03/12/51 .... USD 441 318,671

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mexico — 0.3%
United Mexican States
5.75%, 03/05/26 ................. MXN 36 $ 164,643
7.50%, 06/03/27 ................. 36 173,976
2.66%, 05/24/31 ................. USD 598 483,184
8.50%, 11/18/38 ................. MXN 50 243,077
4.50%, 01/31/50 ................. USD 1,011 769,181
1,834,061
Oman — 0.0%
Oman Government Bond, 6.75%
,
10/28/27
(j)
. 200 206,600
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 347 327,438
4.50%, 04/01/56 ................. 488 357,856
685,294
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 231 221,370
3.55%, 03/10/51 ................. 356 252,938
474,308
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 516 479,937
3.20%, 07/06/46 ................. 329 238,561
718,498
Romania — 0.0%
Romania Government Bond
(j)
2.13%, 03/07/28 ................. EUR 54 48,024
2.88%, 05/26/28 ................. 32 29,562
77,586
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)(h)
... RUB 13,759 50,372
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(j)
. USD 200 142,288
South Africa — 0.0%
Republic of South Africa, 8.00%
,
01/31/30 .. ZAR 4,612 241,978
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. USD 179 180,188
5.10%, 06/18/50 ................. 234 230,512
410,700
Total Foreign Government Obligations — 0.7%
(Cost: $6,748,172) .............................. 5,433,086
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(m)
..................... 14,408,518 131,261,596
Total Investment Companies — 17.5%
(Cost: $144,284,000) ............................. 131,261,596
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 0.3%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. USD 290 $ 356,364
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 110 128,313
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 500 558,725
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 815 764,268
Series 2009, GO, 7.55%, 04/01/39 ..... 65 82,116
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 25 21,223
1,911,009
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 53 56,794
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 775 741,128
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 30 27,235
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 167 206,533
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A, RB, 6.67%, 11/15/39 ......... 75 79,125
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 ... 35 38,485
Series 2011CC, RB, 5.88%, 06/15/44 ... 55 60,301
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 60 60,583
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 .. 120 126,168
Series 2014-181, RB, 4.96%, 08/01/46 .. 195 188,781
553,443
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 135 173,217
Texas — 0.2%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 215 226,064
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 215 226,824
452,888
Total Municipal Bonds — 0.6%
(Cost: $4,803,510) .............................. 4,122,247
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 4.74%, 06/25/35
(a)
.. 102 86,714
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 3.05%,
02/25/36
(a)
................... 14 12,644

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... USD 49 $ 25,790
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 3,852
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 3.78%,
11/25/46
(a)
................... 53 40,619
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 5.07%, 10/25/46
(a)
. 139 101,278
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 07/25/46
(a)
. 7 5,904
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 4.85%, 11/25/36
(a)
. 56 46,908
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 4.89%, 07/25/46
(a)
. 61 52,737
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 4,556
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 4.67%, 04/25/47
(a)
. 14 11,690
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 2.99%,
10/25/46 .................... 45 31,059
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 4.60%, 10/25/46 ... 51 27,296
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 2.75%, 02/25/47 .... 51 20,693
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.02%, 07/31/57 276 108,643
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 7.24%, 09/27/46 ... 42 42,377
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 127 32,420
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 62 59,576
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 4.84%, 09/25/37
(a)(b)
......... 83 75,440
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 4.67%, 08/25/36 ... 14 13,976
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 4.56%, 03/25/37 ... 73 65,735
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 4.53%, 03/25/37 .. 9 7,791
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.40%), 4.79%, 09/25/47 .. 32 28,601
Series 2007-AR4, Class 2A1, (LIBOR USD
1 Month + 0.21%), 4.60%, 06/25/37 .. 10 9,244
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 661 296,090
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 3.01%,
04/25/46
(a)
................... 128 40,429
Series 2006-OA5, Class 3A1, (LIBOR USD
1 Month + 0.40%), 4.79%, 04/25/46
(a)
. 16 14,223
Series 2007-15, Class 2A2, 6.50%, 09/25/37 174 74,117
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 39 31,964
Series 2008-2, Class 1A1, 6.50%, 06/25/38 55 41,823
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... USD 281 $ 110,991
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 5.74%,
11/25/35
(a)
..................... 41 10,197
CSMC Trust, Series 2009-5R, Class 4A4,
2.97%, 06/25/36
(a)(b)(d)
.............. —
(c)
1
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.34%), 4.73%, 08/25/47
(a)
... 93 78,927
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (LIBOR USD 1
Month + 0.00%), 6.36%, 07/25/36
(a)
.... 8 6,201
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 4.05%, 03/25/36
(a)
.......... 13 12,575
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 4.74%, 01/25/35 ... 33 29,415
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 4.74%, 03/25/35 ... 37 34,856
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 4.74%, 01/25/36 .. 30 25,194
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 3 3,304
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.50%), 4.59%, 07/19/47
(a)
.......... 89 77,512
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.37%,
09/25/37 .................... 68 43,794
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 4.63%, 08/25/37 .. 82 69,657
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 6.69%,
12/25/37
(a)
..................... 15 14,640
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 3.78%, 08/25/37
(a)(b)
........ 15 9,348
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 4.81%, 04/25/37
(a)
... 102 84,439
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 4.46%, 04/16/36
(a)(b)
........ 232 216,399
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 39 37,024
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4,
(LIBOR USD 1 Month + 0.42%), 4.81%,
06/25/37
(a)
..................... 11 9,376
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 93 89,916
RALI Trust, Series 2007-QH9, Class A1, 3.48%,
11/25/37
(a)
..................... 22 17,475
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 4.79%, 09/25/35
(a)(b)
......... 3 2,574
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 2.73%, 05/25/57
(a)
... 19 6,897
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.33%,
04/25/36
(a)
..................... 39 23,664

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 4.77%, 06/25/36 .. USD 57 $ 46,436
Series 2006-AR5, Class 2A1, (LIBOR USD
1 Month + 0.42%), 4.81%, 05/25/46 .. 33 20,765
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 37 33,436
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
................... 25 21,719
2,550,921
Commercial Mortgage-Backed Securities — 0.8%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 200 143,783
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 5.77%, 09/15/34 ... 100 91,717
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 6.36%, 09/15/34
(d)
.. 150 134,142
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
6.42%, 04/15/35
(a)(b)
............... 19 17,472
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 300 243,796
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 5.82%, 11/15/32 ... 100 89,107
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 6.32%, 11/15/32 ... 100 84,856
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 6.02%, 09/15/34 ... 650 614,174
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 4.84%, 01/25/36 ... 28 25,617
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 5.06%, 01/25/36 ... 21 18,596
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 4.93%, 04/25/36 ... 7 5,871
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.38%), 4.76%, 10/25/36 ... 10 9,561
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 4.84%, 10/25/36 ... 9 7,984
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 4.66%, 07/25/37 ... 19 16,420
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
5.04%, 03/15/37
(a)(b)
............... 35 32,330
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 71 66,163
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 5.57%, 07/15/35
(a)(b)
140 134,410
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 150 142,912
Series 2013-1515, Class C, 3.45%, 03/10/33 105 93,668
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 60 46,990
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37
(d)
.. 110 82,894
Series 2017-GM, Class D, 3.42%,
06/13/39
(d)
................... 200 167,300
Series 2017-GM, Class E, 3.42%,
06/13/39
(d)
................... 50 41,785
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 6.07%, 12/15/37
(a)(b)
......... USD 100 $ 96,483
Cassia SRL, Series 2022-1A, Class A,
(EURIBOR 3 Month + 2.50%), 2.89%,
05/22/34
(a)(b)
.................... EUR 364 363,732
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 27,897
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,516
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
.................... 126 106,285
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.91%, 04/10/49
(a)
. 20 17,994
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 100 75,878
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 5.30%, 05/15/36
(a)(b)
... 698 690,299
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 50 47,446
CSMC Trust
(b)
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 5.27%, 12/15/30
(a)
.. 60 57,560
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 85,100
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 7.48%, 09/09/24
(a)
224 219,676
DBUBS Mortgage Trust
(a)(b)(d)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 ... 210 175,985
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 80 67,301
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 100 96,261
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 100 93,000
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 103,400
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 100 95,332
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
................... 100 91,770
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 100 84,728
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 8,595
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1 Month CME Term SOFR + 2.18%),
6.51%, 08/15/39
(a)(b)
............... 300 299,245
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 4.64%,
03/25/37
(a)(b)
.................... 6 5,533
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.14%, 04/20/48
(a)(b)
.. 10 9,190
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)(d)
..... 190 130,356
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 6.60%,
08/19/35
(a)(b)
.................... 270 263,419
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (LIBOR USD 3
Month + 0.00%), 4.24%, 11/25/47 ... 64 52,451

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-2, Class M4, 5.00%, 11/25/47 USD 32 $ 25,389
Wells Fargo Commercial Mortgage Trust,
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 5.37%, 12/13/31
(a)(b)
... 151 148,935
5,860,304
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
..................... 15,000 208,414
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.59%, 02/15/50 .............. 1,000 21,623
BBCMS Trust, Series 2015-SRCH, Class XA,
0.91%, 08/10/35
(b)
................ 962 30,418
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................ 3,475 34,841
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.63%, 01/15/52 4,613 126,053
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.03%, 03/15/52 ... 1,031 48,762
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ... 170 3,540
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
................... 1,916 3,486
Series 2015-CR25, Class XA, 0.80%,
08/10/48 .................... 179 3,081
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.17%, 11/15/50 .. 1,430 15,328
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.80%,
09/15/47 .................... 1,013 9,504
Series 2014-C23, Class XA, 0.60%,
09/15/47 .................... 982 7,219
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 41,348
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 20,015
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.18%,
12/15/47 .................... 130 2,846
Series 2015-C26, Class XD, 1.31%,
10/15/48 .................... 120 3,841
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.60%,
03/15/49
(b)
................... 1,000 44,489
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
................... 110 8,328
Series 2019-L2, Class XA, 1.00%, 03/15/52 376 17,919
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 1,880 54
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 .................... 376 992
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
..................... 1,000 36,657
688,758
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(i)
.... USD 113 $ 16,690
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $10,280,714) .............................. 9,116,673
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(d)(g)(h)
Lehman Brothers Holdings, Capital Trust VII . 185 —
Lehman Brothers Holdings, Inc. ......... 679 —
Lehman Brothers Holdings, Inc. ......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) ................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.2%
(a)(f)
Banks — 0.0%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.88% ........... 307 270,363
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ........................ 159 135,547
405,910
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.63% .. 164 139,849
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 359 286,285
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
8.37% ...................... 68 67,815
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ...................... 680 631,228
1,125,177
Total Preferred Securities — 0.2%
(Cost: $1,759,837) .............................. 1,531,087
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA3,
Class B1, (LIBOR USD 1 Month + 4.45%),
8.84%, 03/25/30
(a)
................ 250 263,078
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2015-48, 0.91%, 02/16/50 ...... 16 400
Series 2015-173, 0.60%, 09/16/55 ..... 115 2,611
3,011
Mortgage-Backed Securities — 34.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 268 252,154
3.00%, 09/01/27 - 12/01/46 .......... 879 804,370
3.50%, 02/01/31 - 01/01/48 .......... 1,724 1,637,314
4.00%, 08/01/40 - 12/01/45 .......... 137 132,257

BlackRock Total Return V.I. Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/39 - 04/01/49 .......... USD 2,398 $ 2,365,463
5.00%, 10/01/41 - 11/01/48 .......... 102 102,771
5.50%, 02/01/35 - 06/01/41 .......... 91 94,571
Federal National Mortgage Association
4.00%, 01/01/41 ................. 8 7,448
6.00%, 07/01/39 ................. 75 76,749
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 6,076 5,126,154
2.00%, 01/15/53
(o)
................ 5,821 4,877,374
2.50%, 04/20/51 - 07/20/52 .......... 8,929 7,750,548
2.50%, 01/15/53
(o)
................ 3,304 2,862,187
3.00%, 02/15/45 - 01/20/52 .......... 5,359 4,795,727
3.00%, 01/15/53
(o)
................ 3,570 3,177,545
3.50%, 01/15/42 - 11/20/46 .......... 3,642 3,401,489
3.50%, 01/15/53
(o)
................ 3,155 2,898,599
4.00%, 04/20/39 - 12/20/47 .......... 907 872,411
4.00%, 01/15/53
(o)
................ 3,476 3,288,162
4.50%, 12/20/39 - 07/20/49 .......... 724 712,038
4.50%, 01/15/53
(o)
................ 2,332 2,261,836
5.00%, 12/15/38 - 07/20/44 .......... 69 70,182
5.00%, 01/15/53
(o)
................ 2,171 2,150,873
Uniform Mortgage-Backed Securities
1.50%, 01/25/38 - 01/25/53
(o)
......... 3,604 3,070,425
1.50%, 11/01/41 - 03/01/51 .......... 9,874 7,956,988
2.00%, 10/01/31 - 03/01/52 .......... 42,373 34,873,564
2.00%, 01/25/38 - 01/25/53
(o)
......... 18,432 15,615,921
2.50%, 09/01/27 - 04/01/52 .......... 39,732 34,262,476
2.50%, 01/25/38 - 01/25/53
(o)
......... 2,641 2,361,639
3.00%, 04/01/28 - 08/01/52 .......... 18,637 16,738,534
3.00%, 01/25/38 - 01/25/53
(o)
......... 8,768 7,720,858
3.50%, 03/01/29 - 01/01/51 .......... 11,477 10,626,985
3.50%, 01/25/38 - 01/25/53
(o)
......... 3,616 3,313,555
4.00%, 08/01/31 - 04/01/52 .......... 16,781 15,996,606
4.00%, 01/25/53
(o)
................ 465 436,012
4.50%, 02/01/25 - 08/01/52 .......... 7,590 7,477,076
4.50%, 01/25/53 - 02/25/53
(o)
......... 12,096 11,639,576
5.00%, 02/01/35 - 05/01/49 .......... 719 726,278
5.00%, 01/25/53 - 02/25/53
(o)
......... 7,725 7,610,523
5.50%, 02/01/35 - 03/01/40 .......... 273 282,113
5.50%, 01/25/53 - 02/25/53
(o)
......... 24,548 24,602,537
6.00%, 04/01/35 - 06/01/41 .......... 151 157,182
6.50%, 05/01/40 ................. 59 62,251
255,249,321
Total U.S. Government Sponsored Agency Securities — 34.0%
(Cost: $273,542,136) ............................. 255,515,410
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 529 541,251
4.50%, 08/15/39 ................. 146 154,811
4.38%, 11/15/39 ................. 146 152,234
4.63%, 02/15/40 ................. 432 464,248
1.13%, 05/15/40 - 08/15/40 .......... 3,866 2,410,209
3.88%, 08/15/40 ................. 432 421,403
1.38%, 11/15/40 ................. 1,933 1,256,676
3.13%, 02/15/43 ................. 528 450,450
2.88%, 05/15/43 - 05/15/49 .......... 1,138 920,098
3.63%, 08/15/43 ................. 528 485,389
3.75%, 11/15/43 ................. 528 494,876
2.50%, 02/15/45
(p)
................ 4,920 3,704,030
2.75%, 11/15/47
(p)
................ 4,920 3,837,792
3.00%, 02/15/48
(p)
................ 5,129 4,203,977
2.25%, 08/15/49 - 02/15/52 .......... 1,946 1,366,765
2.38%, 11/15/49 - 05/15/51 .......... 617 445,880
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 11/15/50 ................. USD 13 $ 7,735
U.S. Treasury Notes
0.50%, 03/15/23 - 05/31/27 .......... 7,310 6,887,414
0.13%, 03/31/23 - 05/31/23 .......... 13,341 13,154,925
0.25%, 04/15/23 ................. 4,593 4,539,535
2.75%, 05/31/23 ................. 1,029 1,021,363
1.75%, 07/31/24 - 01/31/29 .......... 9,430 8,960,958
2.13%, 07/31/24 - 05/15/25 .......... 2,153 2,057,836
1.50%, 10/31/24 - 02/15/30 .......... 10,676 9,954,508
2.00%, 02/15/25 - 11/15/26 .......... 2,610 2,447,659
0.38%, 04/30/25 - 12/31/25 .......... 17,870 16,114,100
0.75%, 05/31/26 ................. 4,768 4,252,274
2.38%, 05/15/27 - 05/15/29 .......... 2,443 2,253,283
2.25%, 08/15/27 ................. 3,746 3,465,196
1.25%, 03/31/28 - 09/30/28 .......... 6,534 5,667,426
2.88%, 08/15/28 - 05/15/32 .......... 1,073 994,592
3.13%, 11/15/28 ................. 1,164 1,110,210
2.63%, 02/15/29 ................. 474 438,080
1.88%, 02/28/29 - 02/15/32 .......... 191 164,787
1.63%, 08/15/29 - 05/15/31 .......... 2,175 1,864,496
Total U.S. Treasury Obligations — 14.2%
(Cost: $123,560,776) ............................. 106,666,466
Total Long-Term Investments — 95.3%
(Cost: $787,478,960) ............................. 716,048,659
Shares
Shares
Short-Term Securities
Money Market Funds — 16.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(m)(q)
................. 122,525,407 122,525,407
Total Short-Term Securities — 16.3%
(Cost: $122,525,407) ............................. 122,525,407
Total Options Purchased — 0.2%
(Cost: $1,111,925) ............................... 1,904,230
Total Investments Before Options Written and TBA Sale
Commitments — 111.8%
(Cost: $911,116,292 ) ............................. 840,478,296
Total Options Written — (0.5)%
(Premium Received — $(2,488,659)) .................. (3,954,351)
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (5.9)%
Uniform Mortgage-Backed Securities
(o)
2.50% ,  01/25/38 - 01/25/53 .......... (144) (129,145)
3.00% ,  01/25/38 - 01/25/53 .......... (1,153) (1,012,139)
4.00% ,  01/25/53 - 02/25/53 .......... (7,938) (7,443,043)
4.50% ,  01/25/53 ................. (8,994) (8,654,292)
5.00% ,  01/25/53 ................. (2,491) (2,454,187)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% ,  01/25/53 - 02/25/53 .......... USD (24,548) $ (24,602,537)
Total TBA Sale Commitments — (5.9)%
(Proceeds: $(44,711,558)) ......................... (44,295,343)
Total Investments Net of Options Written and TBA Sale
Commitments — 105.4%
(Cost: $863,916,075 ) ............................. 792,228,602
Liabilities in Excess of Other Assets — (5.4)% ............ (40,721,318)
Net Assets — 100.0% ..............................
$ 751,507,284
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Zero-coupon bond.
(j)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(q)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 190,346,721 $ — $ (67,821,314)
(a)
$ — $ — $ 122,525,407 122,525,407 $ 1,520,494 $ —
BlackRock Allocation Target
Shares - BATS Series A .... 143,797,007 — — — (12,535,411) 131,261,596 14,408,518 5,324,013 —
$ — $ (12,535,411) $ 253,787,003 $ 6,844,507 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 35 03/22/23 $ 3,925 $ (40,353)
U.S. Treasury Long Bond .................................................... 250 03/22/23 31,172 (284,322)
U.S. Treasury Ultra Bond .................................................... 184 03/22/23 24,570 (327,463)
U.S. Treasury 2 Year Note .................................................... 733 03/31/23 150,265 (207,238)
U.S. Treasury 5 Year Note .................................................... 801 03/31/23 86,370 (185,910)
3 Month SONIA Index ....................................................... 15 09/19/23 4,323 642
(1,044,644)
Short Contracts
Euro-Bund .............................................................. 5 03/08/23 711 17,028
Euro- Buxl ............................................................... 4 03/08/23 579 49,149
Euro-OAT ............................................................... 10 03/08/23 1,363 30,775
Japan 10 Year Bond ........................................................ 28 03/13/23 31,034 553,079
U.S. Treasury 10 Year Ultra Note ............................................... 7 03/22/23 825 15,442
665,473
$ (379,171)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 86,000 CAD 78,188 Natwest Markets plc 01/12/23 $ 824
AUD 166,000 USD 111,924 JPMorgan Chase Bank NA 01/12/23 1,134
AUD 218,000 USD 146,607 Morgan Stanley & Co. International plc 01/12/23 1,868
CAD 85,567 USD 63,000 Citibank NA 01/12/23 198
CAD 258,596 USD 190,000 JPMorgan Chase Bank NA 01/12/23 996
CLP 83,338,750 USD 95,000 Citibank NA 01/12/23 3,173
CZK 5,620,162 USD 238,000 BNP Paribas SA 01/12/23 10,570
CZK 2,596,280 USD 112,000 Citibank NA 01/12/23 2,828
EUR 610,000 USD 638,462 HSBC Bank plc 01/12/23 14,884
HUF 58,266,250 USD 146,000 Barclays Bank plc 01/12/23 9,788
JPY 8,299,220 EUR 58,000 Royal Bank of Canada 01/12/23 1,185
JPY 15,842,693 USD 115,000 Bank of America NA 01/12/23 5,847
JPY 10,182,528 USD 74,000 Citibank NA 01/12/23 3,672
JPY 10,333,796 USD 76,000 Deutsche Bank AG 01/12/23 2,826
JPY 10,237,468 USD 76,000 JPMorgan Chase Bank NA 01/12/23 2,090
KRW 146,467,200 USD 114,000 Bank of America NA 01/12/23 2,324
MXN 1,510,204 USD 76,000 Citibank NA 01/12/23 1,388
MXN 4,361,095 USD 221,000 HSBC Bank plc 01/12/23 2,476
NOK 749,531 USD 75,000 Deutsche Bank AG 01/12/23 1,534
PLN 340,344 USD 76,000 JPMorgan Chase Bank NA 01/12/23 1,638
THB 2,546,606 USD 73,000 Citibank NA 01/12/23 582
THB 2,590,772 USD 74,000 JPMorgan Chase Bank NA 01/12/23 858
USD 77,040 AUD 112,000 Bank of America NA 01/12/23 760
USD 112,000 CAD 150,992 JPMorgan Chase Bank NA 01/12/23 480
USD 77,294 EUR 72,000 Deutsche Bank AG 01/12/23 178
USD 38,275 GBP 31,000 JPMorgan Chase Bank NA 01/12/23 789
USD 72,000 INR 5,895,216 JPMorgan Chase Bank NA 01/12/23 764
USD 107,000 MXN 2,075,218 Goldman Sachs International 01/12/23 659
USD 112,000 MXN 2,175,432 HSBC Bank plc 01/12/23 524
USD 37,000 NOK 361,999 Deutsche Bank AG 01/12/23 36
USD 76,034 NZD 118,000 Bank of America NA 01/12/23 1,108
ZAR 1,002,587 USD 57,000 Citibank NA 01/12/23 1,966
ZAR 5,007,520 USD 292,000 Goldman Sachs International 01/12/23 2,512
ZAR 1,339,302 USD 76,000 JPMorgan Chase Bank NA 01/12/23 2,770
USD 38,000 BRL 198,929 BNP Paribas SA 02/02/23 547

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
24
Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 110,000 TWD 3,356,650 Citibank NA 02/17/23 $ 264
USD 321,294 MXN 6,311,366 Citibank NA 02/21/23 335
USD 166,835 MXN 3,240,560 Deutsche Bank AG 02/21/23 2,039
EUR 950,000 USD 1,020,072 Citibank NA 03/15/23 1,784
EUR 2,500,000 USD 2,677,536 Goldman Sachs International 03/15/23 11,557
JPY 52,000,000 USD 397,153 BNP Paribas SA 03/15/23 2,841
JPY 52,000,000 USD 397,353 HSBC Bank plc 03/15/23 2,641
107,237
EUR 57,000 PLN 269,630 HSBC Bank plc 01/12/23 (456)
EUR 57,000 PLN 269,633 UBS AG 01/12/23 (457)
MXN 2,183,398 GBP 94,000 UBS AG 01/12/23 (1,782)
USD 77,094 AUD 114,000 Morgan Stanley & Co. International plc 01/12/23 (548)
USD 76,000 CAD 103,696 HSBC Bank plc 01/12/23 (588)
USD 112,000 CHF 105,067 BNP Paribas SA 01/12/23 (1,728)
USD 133,000 CLP 116,886,860 Bank of America NA 01/12/23 (4,686)
USD 66,000 CLP 57,258,500 Citibank NA 01/12/23 (1,448)
USD 102,000 CLP 93,884,880 Deutsche Bank AG 01/12/23 (8,594)
USD 10,000 CLP 8,656,644 Goldman Sachs International 01/12/23 (197)
USD 114,364 EUR 108,000 Deutsche Bank AG 01/12/23 (1,310)
USD 76,916 EUR 72,000 JPMorgan Chase Bank NA 01/12/23 (200)
USD 191,194 EUR 180,000 State Street Bank and Trust Co. 01/12/23 (1,605)
USD 88,977 GBP 74,000 Royal Bank of Canada 01/12/23 (505)
USD 76,000 HUF 30,403,896 Goldman Sachs International 01/12/23 (5,292)
USD 76,000 NOK 757,465 Deutsche Bank AG 01/12/23 (1,344)
USD 38,000 NOK 373,240 Goldman Sachs International 01/12/23 (111)
USD 74,552 NZD 118,000 Bank of America NA 01/12/23 (374)
USD 74,000 PLN 337,300 UBS AG 01/12/23 (2,942)
USD 57,000 ZAR 980,310 BNP Paribas SA 01/12/23 (656)
USD 112,000 ZAR 1,919,176 Citibank NA 01/12/23 (874)
USD 57,000 ZAR 980,589 Deutsche Bank AG 01/12/23 (672)
USD 37,000 ZAR 631,090 Goldman Sachs International 01/12/23 (117)
USD 114,000 ZAR 1,994,230 HSBC Bank plc 01/12/23 (3,288)
USD 92,562 COP 462,532,438 BNP Paribas SA 02/16/23 (2,041)
USD 75,536 EUR 70,367 Deutsche Bank AG 02/21/23 (41)
USD 6,417 EUR 6,026 Royal Bank of Canada 02/21/23 (55)
USD 172,012 MXN 3,445,480 JPMorgan Chase Bank NA 02/21/23 (3,205)
USD 75,961 ZAR 1,310,977 Bank of America NA 02/21/23 (866)
USD 94,918 ZAR 1,642,754 Deutsche Bank AG 02/21/23 (1,352)
USD 69,989 ZAR 1,221,850 Northern Trust Co. 02/21/23 (1,615)
USD 119,534 CAD 163,000 Bank of America NA 03/15/23 (915)
USD 1,809,874 EUR 1,690,810 Bank of America NA 03/15/23 (8,825)
USD 1,413,356 EUR 1,320,000 BNP Paribas SA 03/15/23 (6,484)
USD 1,394,862 EUR 1,299,190 Deutsche Bank AG 03/15/23 (2,595)
USD 1,274,523 EUR 1,194,000 UBS AG 03/15/23 (9,788)
(77,556)
$ 29,681
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Down and Out Bank of America NA 02/07/23 MXN 19.55 MXN 19.10 USD 230 $ 621
USD Currency ............... One-Touch Bank of America NA 03/23/23 BRL 4.65 BRL 4.65 USD 22 1,224
$ 1,845
$ –

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 8 01/27/23 USD 114.50 USD 800 $ 1,624
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Bank of America NA 01/13/23 USD 1.06 EUR 2,400 $ 36,307
USD Currency ........................... Bank of America NA 01/13/23 CLP 920.00 USD 180 246
USD Currency ........................... Citibank NA 03/10/23 JPY 137.00 USD 266 1,325
EUR Currency ........................... Deutsche Bank AG 03/14/23 USD 1.10 EUR 4,780 34,659
72,537
Put
GBP Currency ........................... JPMorgan Chase Bank NA 01/17/23 USD 1.21 GBP 156 1,900
USD Currency ........................... HSBC Bank plc 01/31/23 MXN 19.35 USD 188 1,296
GBP Currency ........................... Morgan Stanley & Co. International plc 02/02/23 USD 1.21 GBP 154 2,477
USD Currency ........................... HSBC Bank plc 02/16/23 BRL 5.30 USD 148 3,622
9,295
$ 81,832
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination
Goldman Sachs
International 06/30/23 4.00 % USD 190,760 $ 227,630
Put
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 9,171 786,178
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 9,171 805,121
1,591,299
$ 1,818,929
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 10 01/27/23 USD 116.50 USD 1,000 $ (469)
U.S. Treasury 5 Year Note ....................... 3 01/27/23 USD 108.25 USD 300 (1,453)
$ (1,922)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
26
Schedule of Investments
(continued)
December 31, 2022
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 01/13/23 CLP 960.00 USD 252 $ (90)
USD Currency ............................. HSBC Bank plc 01/31/23 MXN 20.00 USD 188 (1,130)
GBP Currency ............................. Morgan Stanley & Co. International plc 02/02/23 USD 1.28 GBP 154 (95)
USD Currency ............................. Citibank NA 03/10/23 JPY 142.00 USD 266 (375)
–
(1,690)
–
Put
USD Currency ............................. Citibank NA 01/05/23 MXN 19.75 USD 76 (1,083)
USD Currency ............................. Bank of America NA 01/13/23 CLP 860.00 USD 108 (2,588)
GBP Currency ............................. Morgan Stanley & Co. International plc 02/02/23 USD 1.17 GBP 154 (565)
USD Currency ............................. HSBC Bank plc 02/16/23 BRL 4.90 USD 220 (744)
USD Currency ............................. Bank of America NA 02/17/23 HUF 390.00 USD 112 (5,297)
–
(10,277)
–
$ (11,967)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1 day SOFR At Termination
Goldman Sachs
International 06/30/23 3.40 % USD 190,760 $ (92,986)
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 10/27/23 2.62 USD 11,492 (144,678)
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 13,961 (385,713)
(623,377)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 6,107 (303,513)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 6,107 (272,752)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 165,160 (1,862,814)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 4.42% Semi-Annual
Goldman Sachs
International 10/27/23 4.42 USD 11,492 (145,687)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 13,961 (732,319)
(3,317,085)
$ (3,940,462)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V1 . 5.00 % Quarterly 12/20/27 EUR 88 $ (1,084) $ (585) $ (499)

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Main Index
Series 38.V1 ....... 1.00 % Quarterly 12/20/27 BBB+ EUR 1,200 $ 5,904 $ (85) $ 5,989
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 9,512 $ (2,997) $ — $ (2,997)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 7,578 (2,021) — (2,021)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 1,297 2,770 — 2,770
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 381 6,059 104 5,955
1 day SONIA At Termination 4.41% At Termination 12/20/23
(a)
12/20/24 GBP 6,710 (5,929) 1,493 (7,422)
3.45% Annual 1 day SOFR Annual 11/02/23
(a)
11/02/25 USD 27,922 166,060 — 166,060
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 4,657 — 4,657
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 229 (1,341) — (1,341)
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 331 (2,254) — (2,254)
5.99% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 295 302 — 302
5.67% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 313 1,237 — 1,237
5.92% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 901 1,499 — 1,499
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 6,549 — 6,549
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 182,422 66,898 — 66,898
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 205,710 75,408 — 75,408
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 208,075 77,506 — 77,506
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 208,994 77,091 — 77,091
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 209,801 77,645 — 77,645
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 128,350 39,702 — 39,702
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 128,350 39,465 — 39,465
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 257,127 77,340 — 77,340
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 289,952 86,358 — 86,358
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 383 (11,649) — (11,649)
9.25% Monthly 28 day MXIBTIIE Monthly N/A 09/17/32 MXN 4,531 (7,688) — (7,688)
3.24% Annual 1 day SONIA Annual N/A 10/20/72 GBP 386 (5,902) 5,089 (10,991)
$ 766,765 $ 6,686 $ 760,079
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 170 $ 499 $ 1,662 $ (1,163)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 229 763 (534)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 352 1,196 (844)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 358 1,216 (858)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 352 1,196 (844)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 361 1,203 (842)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 287 18,452 18,924 (472)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
28
Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/27 USD 282 $ 18,119 $ 18,583 $ (464)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 45 2,859 2,713 146
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 191 13,859 15,764 (1,905)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 192 13,907 12,859 1,048
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 123 (44) 903 (947)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 377 (614) 218 (832)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/27 USD 89 1,171 1,018 153
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 93 1,224 2,155 (931)
United Mexican States ...... 1.00 Quarterly Deutsche Bank AG 12/20/27 USD 131 1,724 2,310 (586)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 75 987 1,707 (720)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 75 987 1,612 (625)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 75 987 1,177 (190)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 83 1,088 1,889 (801)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 149 57 1,595 (1,538)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 119 45 1,293 (1,248)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 37 1,063 (1,026)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 229 86 2,636 (2,550)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 89 34 957 (923)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,506 410 1,096
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (131) 131
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1 — (11) 11
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 20 4,653 2,593 2,060
$ – $ – $ –
$ 83,275 $ 99,473 $ (16,198)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Petroleos Mexicanos ... 1.00 % Quarterly
Goldman Sachs
International 12/20/24 BBB USD 46 $ (2,549) $ (3,865) $ 1,316
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 AAA USD 390 — (28,526) 28,526
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 (1,506) (860) (646)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 120 (7,716) (4,635) (3,081)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 60 (3,858) (2,357) (1,501)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 10 (1,729) (770) (959)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 20 (4,653) (2,145) (2,508)
$ (22,011) $ (43,158) $ 21,147
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 40,343 $ — $ 40,343
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (38,523) — (38,523)
1 day
BZDIOVER At Termination 13.97% At Termination Citibank NA 01/02/24 BRL 1,002 937 — 937

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 13.98% At Termination Citibank NA 01/02/24 BRL 944 $ 887 $ — $ 887
1 day
BZDIOVER At Termination 14.49% At Termination
Goldman Sachs
International 01/02/24 BRL 1,033 1,962 — 1,962
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 463 (2,293) — (2,293)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 648 (3,091) — (3,091)
$ 222 $ — $ 222
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.77
3 month LIBOR ....................................... London Interbank Offered Rate 4.77
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.02
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.04
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 6,686 $ (670) $ 812,431 $ (46,862) $ —
OTC Swaps ..................................................... 99,615 (43,300) 78,616 (73,445) —
Options Written ................................................... N/A N/A 296,188 (1,761,880) (3,954,351)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
30
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 666,115 $ — $ 666,115
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 107,237 — — 107,237
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 83,677 1,820,553 — 1,904,230
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 5,989 — — 806,442 — 812,431
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 134,102 — — 44,129 — 178,231
$ — $ 140,091 $ — $ 190,914 $ 3,337,239 $ — $ 3,668,244
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — — — 1,045,286 — 1,045,286
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 77,556 — — 77,556
Options written
(b)
Options written at value ..................... — — — 11,967 3,942,384 — 3,954,351
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 499 — — 46,363 — 46,862
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 72,838 — — 43,907 — 116,745
$ — $ 73,337 $ — $ 89,523 $ 5,077,940 $ — $ 5,240,800
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (19,193,174) $ — $ (19,193,174)
Forward foreign currency exchange contracts .... — — — 1,206,098 — — 1,206,098
Options purchased
(a)
.................... — — — (1,037,488) (90,765) — (1,128,253)
Options written ........................ — — — 604,932 (1,633,360) — (1,028,428)
Swaps .............................. — (27,107) — — (1,400,007) (2,088,502) (3,515,616)
$ — $ (27,107) $ — $ 773,542 $ (22,317,306) $ (2,088,502) $ (23,659,373)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (894,552) $ — $ (894,552)
Forward foreign currency exchange contracts .... — — — (49,719) — — (49,719)
Options purchased
(b)
.................... — — — 38,392 792,373 — 830,765
Options written ........................ — — — 83,979 (1,490,028) — (1,406,049)
Swaps .............................. — 301 — — 655,837 505,526 1,161,664
$ — $ 301 $ — $ 72,652 $ (936,370) $ 505,526 $ (357,891)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 199,297,069
Average notional value of contracts — short ................................................................................. $ 73,250,881
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 33,782,620
Average amounts sold — in USD ........................................................................................ $ 12,513,421
Options
Average value of option contracts purchased ................................................................................ $ 161,566
Average value of option contracts written ................................................................................... $ 244,730
Average notional value of swaption contracts purchased ......................................................................... $ 95,717,500
Average notional value of swaption contracts written ........................................................................... $ 237,843,960
Credit default swaps
Average notional value — buy protection ................................................................................... $ 15,569,057
Average notional value — sell protection ................................................................................... $ 1,651,137
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 45,621,872
Average notional value — receives fixed rate ................................................................................ $ 188,117,700
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 7,605,698
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 90,422 $ 770,349
Forward foreign currency exchange contracts ................................................................. 107,237 77,556
Options
(a)(b)
........................................................................................ 1,904,230 3,954,351
Swaps — centrally cleared .............................................................................. 89,079 —
Swaps — OTC
(c)
.................................................................................... 178,231 116,745
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,369,199 $ 4,919,001
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(181,125) (772,271)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,188,074 $ 4,146,730
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 89,951 $ (62,164) $ — $ — $ 27,787
Barclays Bank plc ................................ 75,307 (8,857) — — 66,450
BNP Paribas SA ................................. 13,958 (10,909) — — 3,049
Citibank NA .................................... 33,246 (6,871) — — 26,375
Credit Suisse International .......................... 30,121 (30,121) — — —
Deutsche Bank AG ............................... 45,017 (30,964) — — 14,053
Goldman Sachs International ........................ 1,841,377 (1,841,377) — — —
HSBC Bank plc .................................. 25,443 (6,206) — — 19,237
J.P. Morgan Securities LLC .......................... 4,653 (1,729) — — 2,924
JPMorgan Chase Bank NA .......................... 13,419 (5,698) — — 7,721
Morgan Stanley & Co. International plc .................. 13,573 (13,573) — — —
Natwest Markets plc .............................. 824 — — — 824
Royal Bank of Canada ............................. 1,185 (560) — — 625
$ 2,188,074 $ (2,019,029) $ — $ — $ 169,045

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
32
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 62,164 $ (62,164) $ — $ — $ —
Barclays Bank plc ................................ 8,857 (8,857) — — —
BNP Paribas SA ................................. 10,909 (10,909) — — —
Citibank NA .................................... 6,871 (6,871) — — —
Credit Suisse International .......................... 34,717 (30,121) — — 4,596
Deutsche Bank AG ............................... 30,964 (30,964) — — —
Goldman Sachs International ........................ 2,835,136 (1,841,377) (964,255) — 29,504
HSBC Bank plc .................................. 6,206 (6,206) — — —
J.P. Morgan Securities LLC .......................... 1,729 (1,729) — — —
JPMorgan Chase Bank NA .......................... 5,698 (5,698) — — —
Morgan Stanley & Co. International plc .................. 1,124,730 (13,573) (1,048,646) — 62,511
Northern Trust Co. ............................... 1,615 — — — 1,615
Royal Bank of Canada ............................. 560 (560) — — —
State Street Bank and Trust Co. ...................... 1,605 — — — 1,605
UBS AG ...................................... 14,969 — — — 14,969
$ 4,146,730 $ (2,019,029) $ (2,012,901) $ — $ 114,800
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 16,587,960 $ 55,134 $ 16,643,094
Corporate Bonds
Aerospace & Defense .................................... — 6,252,178 — 6,252,178
Airlines .............................................. — 2,632,904 — 2,632,904
Automobiles .......................................... — 2,123,158 — 2,123,158
Banks ............................................... — 23,843,604 — 23,843,604
Beverages ........................................... — 714,127 — 714,127
Biotechnology ......................................... — 3,438,433 — 3,438,433
Building Products ....................................... — 116,343 — 116,343
Capital Markets ........................................ — 22,695,214 — 22,695,214
Chemicals ............................................ — 558,316 — 558,316
Commercial Services & Supplies ............................. — 524,487 — 524,487
Communications Equipment ................................ — 2,329,733 — 2,329,733
Construction & Engineering ................................ — 189,912 — 189,912
Consumer Finance ...................................... — 2,559,264 — 2,559,264
Containers & Packaging .................................. — 111,640 — 111,640
Diversified Financial Services ............................... — 586,838 — 586,838
Diversified Telecommunication Services ........................ — 7,051,076 — 7,051,076
Electric Utilities ........................................ — 16,571,024 — 16,571,024
Entertainment ......................................... — 403,488 — 403,488
Equity Real Estate Investment Trusts (REITs) .................... — 12,413,165 — 12,413,165
Food & Staples Retailing .................................. — 152,543 — 152,543
Food Products ......................................... — 300,144 — 300,144
Gas Utilities ........................................... — 665,745 — 665,745
Health Care Equipment & Supplies ........................... — 1,168,817 — 1,168,817
Health Care Providers & Services ............................ — 5,892,117 — 5,892,117

BlackRock Total Return V.I. Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Hotels, Restaurants & Leisure .............................. $ — $ 688,007 $ — $ 688,007
Household Durables ..................................... — 83,473 — 83,473
Insurance ............................................ — 1,201,357 — 1,201,357
Interactive Media & Services ............................... — 676,248 — 676,248
Internet & Direct Marketing Retail ............................ — 1,239,023 — 1,239,023
IT Services ........................................... — 2,876,341 — 2,876,341
Life Sciences Tools & Services .............................. — 573,363 — 573,363
Machinery ............................................ — 780,629 — 780,629
Media ............................................... — 6,322,160 — 6,322,160
Metals & Mining ........................................ — 3,700,106 — 3,700,106
Multi-Utilities .......................................... — 1,309,003 — 1,309,003
Oil, Gas & Consumable Fuels ............................... — 21,696,966 — 21,696,966
Paper & Forest Products .................................. — 70,087 — 70,087
Pharmaceuticals ....................................... — 1,761,119 — 1,761,119
Real Estate Management & Development ....................... — 239,475 — 239,475
Road & Rail ........................................... — 4,061,368 — 4,061,368
Semiconductors & Semiconductor Equipment .................... — 8,302,280 — 8,302,280
Software ............................................. — 5,253,551 — 5,253,551
Specialty Retail ........................................ — 833,765 — 833,765
Technology Hardware, Storage & Peripherals .................... — 1,348,467 — 1,348,467
Tobacco ............................................. — 2,266,963 — 2,266,963
Trading Companies & Distributors ............................ — 83,015 — 83,015
Wireless Telecommunication Services ......................... — 2,953,747 — 2,953,747
Floating Rate Loan Interests
Building Products ....................................... — 33,264 — 33,264
Chemicals ............................................ — 458,245 — 458,245
Commercial Services & Supplies ............................. — 133,888 — 133,888
Consumer Finance ...................................... — — 399 399
Containers & Packaging .................................. — — 24,415 24,415
Diversified Telecommunication Services ........................ — 261,817 — 261,817
Food Products ......................................... — 173,919 — 173,919
Health Care Providers & Services ............................ — 43,733 145,764 189,497
Hotels, Restaurants & Leisure .............................. — 702,617 — 702,617
Household Durables ..................................... — 64,024 — 64,024
Internet & Direct Marketing Retail ............................ — — 60,152 60,152
IT Services ........................................... — 147,318 — 147,318
Media ............................................... — 222,551 — 222,551
Specialty Retail ........................................ — 125,113 — 125,113
Thrifts & Mortgage Finance ................................ — — 606,950 606,950
Foreign Agency Obligations ................................. — 940,048 — 940,048
Foreign Government Obligations .............................. — 5,433,086 — 5,433,086
Municipal Bonds ......................................... — 4,122,247 — 4,122,247
Non-Agency Mortgage-Backed Securities ........................ — 8,316,909 799,764 9,116,673
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 1,531,087 — 1,531,087
U.S. Government Sponsored Agency Securities .................... — 255,515,410 — 255,515,410
U.S. Treasury Obligations ................................... — 106,666,466 — 106,666,466
Short-Term Securities
Money Market Funds ...................................... 122,525,407 — — 122,525,407
Options Purchased
Foreign currency exchange contracts ........................... — 83,677 — 83,677
Interest rate contracts ...................................... 1,624 1,818,929 — 1,820,553
Liabilities
Investments
TBA Sale Commitments .................................... — (44,295,343) — (44,295,343)
$ 122,527,031 $ 540,701,748 $ 1,692,578 $ 664,921,357
Investments valued at NAV
(a)
...................................... 131,261,596
$ —
$ 796,182,953
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 40,476 $ — $ 40,476
Foreign currency exchange contracts ............................ — 107,237 — 107,237
Fair Value Hierarchy as of Period End (continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Total Return V.I. Fund
34
Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 666,115 $ 850,571 $ — $ 1,516,686
Liabilities
Credit contracts ........................................... — (30,037) — (30,037)
Foreign currency exchange contracts ............................ — (89,523) — (89,523)
Interest rate contracts ....................................... (1,047,208) (4,030,732) — (5,077,940)
$ (381,093) $ (3,152,008) $ — $ (3,533,101)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2022

Financial Statements
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 586,691,293
Investments, at value — affiliated
(b)
.......................................................................................... 253,787,003
Cash ............................................................................................................. 439,200
Cash pledged: –
Futures contracts .................................................................................................... 4,872,050
Centrally cleared swaps ................................................................................................ 733,090
Foreign currency, at value
(c)
............................................................................................... 5,503,458
Receivables: –
Investments sold .................................................................................................... 1,039,933
TBA sale commitments ................................................................................................ 44,711,558
Capital shares sold ................................................................................................... 1,665,206
Dividends — affiliated ................................................................................................. 976,517
Interest — unaffiliated ................................................................................................. 3,265,903
Variation margin on futures contracts ....................................................................................... 90,422
Variation margin on centrally cleared swaps .................................................................................. 89,079
Swap premiums paid ................................................................................................... 99,615
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 107,237
OTC swaps ........................................................................................................ 78,616
Prepaid expenses ..................................................................................................... 11,929
Total assets .........................................................................................................
904,162,109
LIABILITIES
Options written, at value
(d)
................................................................................................ 3,954,351
TBA sale commitments, at value
(e)
.......................................................................................... 44,295,343
Payables: –
Investments purchased ................................................................................................ 99,118,247
Capital shares redeemed ............................................................................................... 1,154,400
Distribution fees ..................................................................................................... 114,859
Income dividend distributions ............................................................................................ 2,110,883
Investment advisory fees .............................................................................................. 251,844
Directors' and Officer's fees ............................................................................................. 2,275
Professional fees .................................................................................................... 79,613
Variation margin on futures contracts ....................................................................................... 770,349
Other accrued expenses ............................................................................................... 608,360
Swap premiums received ................................................................................................ 43,300
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 77,556
OTC swaps ........................................................................................................ 73,445
Total liabilities ........................................................................................................
152,654,825
NET ASSETS ........................................................................................................
$ 751,507,284
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 895,236,264
Accumulated loss ..................................................................................................... (143,728,980)
NET ASSETS ........................................................................................................
$ 751,507,284
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 644,306,885
(b)
  Investments, at cost — affiliated .......................................................................................... $ 266,809,407
(c)
  Foreign currency, at cost ............................................................................................... $ 5,521,094
(d)
  Premiums received .................................................................................................. $ 2,488,659
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 44,711,558
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders
36
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 187,262,670
Shares outstanding ...................................................................................................
18,626,224
Net asset value ......................................................................................................
$ 10.05
Shares authorized ....................................................................................................
600 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 564,244,614
Shares outstanding ...................................................................................................
56,833,430
Net asset value ......................................................................................................
$ 9.93
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations
Year Ended December 31, 2022

Financial Statements
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 6,844,507
Interest — unaffiliated ................................................................................................. 15,340,140
Total investment income .................................................................................................
22,184,647
EXPENSES
Investment advisory .................................................................................................. 3,132,784
Distribution — class specific ............................................................................................ 1,450,513
Transfer agent — class specific .......................................................................................... 1,165,100
Accounting services .................................................................................................. 180,712
Printing and postage ................................................................................................. 110,309
Professional ....................................................................................................... 95,463
Custodian ......................................................................................................... 49,192
Directors and Officer ................................................................................................. 13,767
Transfer agent ...................................................................................................... 7,803
Miscellaneous ...................................................................................................... 67,583
Total expenses excluding interest expense .....................................................................................
6,273,226
Interest expense .................................................................................................... 21,623
Total expenses .......................................................................................................
6,294,849
Less: –
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (817,061)
Fees waived and/or reimbursed by the Manager ............................................................................... (63,648)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,414,140
Net investment income ..................................................................................................
16,770,507
REALIZED AND UNREALIZED GAIN (LOSS) $ (140,635,195)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (48,202,111)
Forward foreign currency exchange contracts ............................................................................... 1,206,098
Foreign currency transactions ......................................................................................... (180,955)
Futures contracts .................................................................................................. (19,193,174)
Options written ................................................................................................... (1,028,428)
Swaps ......................................................................................................... (3,515,616)
A
(70,914,186)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (55,813,385)
Investments — affiliated ............................................................................................. (12,535,411)
Forward foreign currency exchange contracts ............................................................................... (49,719)
Foreign currency translations .......................................................................................... (183,573)
Futures contracts .................................................................................................. (894,552)
Options written ................................................................................................... (1,406,049)
Swaps ......................................................................................................... 1,161,664
Unfunded floating rate loan interests ..................................................................................... 16
A
(69,721,009)
Net realized and unrealized loss ............................................................................................
(140,635,195)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (123,864,688)

Statements of Changes in Net Assets

2022
BlackRock Annual Report to Shareholders
38
See notes to financial statements.
BlackRock Total Return V.I. Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 16,770,507  $ 9,800,052
Net realized gain (loss) .............................................................................. (70,914,186) 1,480,640
Net change in unrealized appreciation (depreciation) .......................................................... (69,721,009) (23,096,115)
Net decrease in net assets resulting from operations ............................................................ (123,864,688) (11,815,423)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (4,788,015) (4,817,382)
  Class III ....................................................................................... (12,018,905) (9,763,495)
Decrease in net assets resulting from distributions to shareholders ................................................... (16,806,920) (14,580,877)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 44,918,168  152,884,173
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (95,753,440) 126,487,873
Beginning of year .................................................................................... 847,260,724  720,772,851
End of year ........................................................................................
$ 751,507,284  $ 847,260,724
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.82%
and 0.57%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.98  $ 12.40  $ 12.22  $ 11.53  $ 11.91
Net investment income
(a)
.......................................
0.25  0.17  0.25  0.35  0.33
Net realized and unrealized gain (loss) ..............................
(1.93) (0.35) 0.82  0.73  (0.39)
Net increase (decrease) from investment operations ...................... (1.68) (0.18) 1.07  1.08  (0.06)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.25) (0.17) (0.29) (0.35) (0.32)
From net realized gain .........................................
(0.00)
(c)
(0.07) (0.60) (0.04) —
Total distributions ............................................. (0.25) (0.24) (0.89) (0.39) (0.32)
Net asset value, end of year ..................................... $ 10.05  $ 11.98  $ 12.40  $ 12.22  $ 11.53
Total Return
(d)
— — — — —
Based on net asset value ........................................ (14.06)% (1.42)% 8.88% 9.49% (0.46)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.65% 0.65% 0.69% 0.74% 0.85%
(f)
Total expenses after fees waived and/or reimbursed ......................
0.46% 0.47% 0.51% 0.54% 0.58%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.46% 0.47% 0.51% 0.52% 0.55%
Net investment income .........................................
2.36% 1.44% 1.98% 2.90% 2.84%
Supplemental Data
Net assets, end of year (000) ...................................... $ 187,263  $ 232,294  $ 250,444  $ 245,548  $ 246,390
Portfolio turnover rate
(g)
.......................................... 488% 647% 674% 536% 488%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
283% 334% 399% 326% 310%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
40
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.03%
and 0.88%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 11.83  $ 12.24  $ 12.07  $ 11.40  $ 11.76
Net investment income
(a)
.......................................
0.22  0.13  0.21  0.31  0.29
Net realized and unrealized gain (loss) ..............................
(1.90) (0.34) 0.81  0.71  (0.37)
Net increase (decrease) from investment operations ...................... (1.68) (0.21) 1.02  1.02  (0.08)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.22) (0.13) (0.25) (0.31) (0.28)
From net realized gain .........................................
(0.00)
(c)
(0.07) (0.60) (0.04) —
Total distributions ............................................. (0.22) (0.20) (0.85) (0.35) (0.28)
Net asset value, end of year ..................................... $ 9.93  $ 11.83  $ 12.24  $ 12.07  $ 11.40
Total Return
(d)
— — — — —
Based on net asset value ........................................ (14.28)% (1.69)% 8.54% 9.05% (0.63)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.86% 0.87% 0.92% 0.97% 1.06%
(f)
Total expenses after fees waived and/or reimbursed ......................
0.77% 0.78% 0.82% 0.85% 0.89%
(f)
Total expenses after fees waived and/or reimbursed and excluding interest expense .
0.77% 0.78% 0.82% 0.83% 0.86%
Net investment income .........................................
2.07% 1.12% 1.67% 2.58% 2.54%
Supplemental Data
Net assets, end of year (000) ...................................... $ 564,245  $ 614,967  $ 470,328  $ 385,784  $ 318,595
Portfolio turnover rate
(g)
.......................................... 488% 647% 674% 536% 488%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
283% 334% 399% 326% 310%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Company is organized as a Maryland corporation that is comprised of 3 separate funds.  The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the "Fund"). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
42
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service.Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
44
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may

Notes to Financial Statements
(continued)

Notes to Financial Statements
include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
46
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
48
default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the year ended December 31, 2022, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,495,058,262.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $1,450,513.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year  ended
December 31, 2022 , the amount waived was $63,648.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 360,867 $ 804,233 $ 1,165,100

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”).
The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2023.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2022, purchases and sales related to mortgage dollar rolls were $1,536,953,532 and $1,538,263,399, respectively.
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock Total Return V.I. Fund
Class I ....................................................................................................... $ 360,867
Class III ...................................................................................................... 456,194
$ 817,061
Class I Class III
Expense Limitations .................................................................................. 0.60% 1.50%
Purchases ............................................................................................................... $ 37,845
Sales ................................................................................................................... 4,421
Net Realized Loss .......................................................................................................... (524)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 43,467,002 $ 53,774,521 $ 3,615,361,794 $ 3,672,541,193

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
50
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the accounting for swap agreements and the classification of investments.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Total Return V.I. Fund
Ordinary income ........................................................................................... $ 16,665,421 $ 11,815,769
Long-term capital gains ...................................................................................... 141,499 2,765,108
$ 16,806,920 $ 14,580,877
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Total Return V.I. Fund ................................................................ $ (69,238,439) $ (74,490,541) $ (143,728,980)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 913,753,314 $ 2,106,451 $ (75,102,482) $ (72,996,031)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
52
economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
1,269,585 $ 13,566,880 1,004,821 $ 12,131,216
Shares issued in reinvestment of distributions ........................
422,553 4,498,977 407,962 4,947,460
Shares redeemed .........................................
(2,457,355) (26,337,879) (2,220,302) (26,884,647)
(765,217) $ (8,272,022) (807,519) $ (9,805,971)
Class III
Shares sold .............................................
9,133,898 $ 97,878,389 16,331,905 $ 195,401,044
Shares issued in reinvestment of distributions ........................
1,055,485 11,052,742 821,013 9,828,497
Shares redeemed .........................................
(5,341,159) (55,740,941) (3,579,836) (42,539,397)
4,848,224 $ 53,190,190 13,573,082 $ 162,690,144
4,083,007 $ 44,918,168 12,765,563 $ 152,884,173

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Total Return V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Total Return V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
54
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Variable Series Funds II, Inc.
BlackRock U.S. Government Bond V.I. Fund

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders
2
BlackRock U.S. Government Bond V.I. Fund
Investment Objective
BlackRock U.S. Government Bond V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
On September 8, 2022, the Board of Directors of the Company approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on April 21, 2023, the Fund will no longer accept purchase orders. On or about April 28, 2023, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any interest holders on the Liquidation Date will be redeemed at the net asset value (“NAV”) per share and the Fund will then be terminated.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund underperformed its benchmark, the Bloomberg U.S. Government/Mortgage Index.
What factors influenced performance?
Detractors from the Fund’s performance relative to the benchmark included allocations to commercial mortgage-backed securities (“CMBS”), specifically single-asset, single-
borrower (“SASB”) and interest-only tranches. Interest rate volatility strategies along with an allocation to Treasury inflation-protected securities (“TIPS”) early in the period also weighed on return.
Active management of duration and corresponding interest rate sensitivity contributed positively to the Fund’s performance relative to the benchmark as Treasury yields moved sharply higher over the period.
Describe recent portfolio activity.
During the reporting period, the Fund shifted from an underweight duration bias relative to the benchmark to a neutral duration stance. Within agency mortgage-backed securities (“MBS”), the Fund favored specified pools over “to-be-announced” securities and favored low-to-middle coupons along with seasoned high coupon pools where prepayment risk is less of a concern if rates decline. The Fund reduced allocations to CMBS, primarily through reductions to SASB securities.
The Fund’s cash position averaged 10.6% during the period due to a more defensive stance on risk amid decoupling correlations across assets given a notable shift in global monetary policy. The Fund’s cash position aided relative performance during the reporting period.
Describe portfolio positioning at period end.
The Fund favored agency MBS given attractive spreads and yields relative to their historical range along with their high quality against expectations for a slowing economy.
Within agency MBS, the Fund preferred low-to-middle coupons as well as seasoned high coupon pools. The Fund is positioned neutrally from the perspective of duration and corresponding interest rate sensitivity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
3
Fund Summary
BlackRock U.S. Government Bond V.I. Fund
GROWTH OF $10,000 INVESTMENT
(a)
The Fund invests, under normal circumstances, at least 80% of its assets in fixed-income securities that are issued or guaranteed by the U.S. Government and its agencies. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(b)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares.
(c)
An Index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(d)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders
4
BlackRock U.S. Government Bond V.I. Fund
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years 10 Years
Class I
(c)
..................................................... 2.61% 2.15% (13.13)% (0.59)% 0.27%
Class III
(c)
.................................................... 2.34 1.94 (13.40) (0.88) (0.02)
(d)
Bloomberg U.S. Government/Mortgage Index .......................... — — (12.12) (0.24) 0.67
Bloomberg U.S. Mortgage-Backed Securities Index ..................... — — (11.81) (0.53) 0.74
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in NAV for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Variable
Series Funds, Inc., through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(d)
The returns for Class III Shares prior to July 15, 2013, the recommencement of operations of Class III Shares, are based upon the performance of the Predecessor Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Class I ....... $ 1,000.00 $ 959.70 $ 4.54 $ 4.15 $ 1,000.00 $ 1,020.57 $ 4.69 $ 1,020.97 $ 4.28 0.92% 0.84%
Class III ...... 1,000.00 958.30 6.02 5.58 1,000.00 1,019.06 6.21 1,019.51 5.75 1.22 1.13
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 58.2%
U.S. Treasury Obligations ............................. 36.3
Non-Agency Mortgage-Backed Securities .................. 4.2
Asset-Backed Securities .............................. 1.2
Foreign Government Obligations ........................ 0.1
(a)
Excludes short-term securities, options written and TBA sale commitments.

The Benefits and Risks of Leveraging
5
The Benefits and Risks of Leveraging / Disclosure of Expenses
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2022
BlackRock Annual Report to Shareholders
6
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 5.27%,
04/20/31
(a)(b)
.................... USD 495 $ 485,655
Total Asset-Backed Securities — 1.2%
(Cost: $494,809) ................................ 485,655
Foreign Government Obligations
Mexico — 0.1%
United Mexican States
5.75%, 03/05/26 ................. MXN 2 9,276
7.50%, 06/03/27 ................. 2 9,665
8.50%, 11/18/38 ................. 2 9,723
28,664
Romania — 0.0%
Romania Government Bond
(c)
2.13%, 03/07/28 ................. EUR 3 2,668
2.88%, 05/26/28 ................. 1 924
3,592
Total Foreign Government Obligations — 0.1%
(Cost: $32,170) ................................ 32,256
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 5.12%, 09/15/34
(a)(b)
......... USD 139 135,496
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 5.47%, 10/15/35
(a)(b)
143 135,856
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 5.37%, 09/15/38
(a)(b)
152 143,197
BX Trust
(a)(b)
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 5.52%, 01/15/34 ... 36 34,306
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 5.60%, 06/15/36 ... 60 57,075
Commercial Mortgage Trust, Series 2017-
COR2, Class AM, 3.80%, 09/10/50 ..... 22 19,523
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class A, 2.39%,
07/15/31
(b)
..................... 100 84,045
CSAIL Commercial Mortgage Trust, Series
2018-CX11, Class A5, 4.03%, 04/15/51
(a)
. 51 47,531
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 5.47%,
11/15/38
(a)(b)
.................... 168 160,164
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 76,200
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 5.69%,
10/15/33
(a)(b)
.................... 100 94,682
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 39 33,781
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 5.22%, 07/15/35
(b)
.. 145 142,087
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 5.52%, 05/15/31
(a)(b)
... 160 150,371
1,314,314
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 1.0%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.74%,
10/15/54
(b)
..................... USD 128 $ 5,311
BANK, Series 2021-BN33, Class XA, 1.06%,
05/15/64 ...................... 1,751 102,159
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.62%, 10/15/53 .......... 1,161 89,273
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.55%, 06/15/52 .. 1,711 122,600
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.47%, 10/15/52 ...... 990 69,539
388,882
Total Non-Agency Mortgage-Backed Securities — 4.2%
(Cost: $1,879,048) .............................. 1,703,196
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.2%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 495,692
Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 66 62,678
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.73%, 07/20/39
(a)
............. 62 64,688
127,366
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 82 15,646
Series 2020-32, Class PI, 4.00%, 05/25/50 92 17,682
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 119 17,030
Series 2020-146, Class DI, 2.50%, 10/20/50 152 19,607
Series 2020-162, Class TI, 2.50%, 10/20/50 300 38,287
Series 2020-175, Class DI, 2.50%, 11/20/50 74 9,187
Series 2020-185, Class MI, 2.50%, 12/20/50 237 31,999
149,438
Interest Only Commercial Mortgage-Backed Securities — 0.6%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.52%, 01/25/30 . 669 55,433
Series K116, Class X1, 1.43%, 07/25/30 . 107 8,580
Series K119, Class X1, 0.93%, 09/25/30 . 180 9,735
Series K120, Class X1, 1.04%, 10/25/30 . 773 46,316
Series K122, Class X1, 0.88%, 11/25/30 . 255 13,261
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.81%, 01/25/58 .......... 255 34,154
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(d)
..... 408 —
Series 2003-17, 0.00%, 03/16/43
(d)
..... 411 —
Series 2003-109, 0.00%, 11/16/43 ..... 603 24
Series 2016-22, 0.72%, 11/16/55 ...... 1,331 32,370
Series 2016-151, 0.85%, 06/16/58 ..... 403 14,622
Series 2017-30, 0.58%, 08/16/58 ...... 235 6,531
Series 2017-61, 0.75%, 05/16/59 ...... 180 6,892
227,918
Mortgage-Backed Securities — 55.3%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 92 86,298
3.00%, 09/01/27 - 12/01/46 .......... 173 160,570

2022
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
8
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 04/01/31 - 01/01/48 .......... USD 242 $ 231,002
4.00%, 08/01/40 - 12/01/45 .......... 36 35,190
4.50%, 02/01/39 - 07/01/47 .......... 89 88,119
5.00%, 10/01/41 - 11/01/41 .......... 64 64,612
5.50%, 06/01/41 ................. 51 53,444
8.00%, 12/01/29 - 07/01/30 .......... 10 10,286
Federal National Mortgage Association
3.50%, 11/01/46 ................. 77 70,695
4.00%, 01/01/41 ................. 3 2,731
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 749 631,538
2.00%, 01/15/53
(e)
................ 190 159,105
2.50%, 04/20/51 - 07/20/52 .......... 1,096 950,883
3.00%, 02/15/45 - 12/20/51 .......... 587 525,787
3.00%, 01/15/53
(e)
................ 102 90,888
3.50%, 01/15/42 - 04/20/48 .......... 593 553,248
4.00%, 09/20/40 - 06/20/50 .......... 980 934,650
4.00%, 01/15/53
(e)
................ 85 80,418
4.50%, 12/20/39 - 02/15/42 .......... 449 447,227
4.50%, 01/15/53
(e)
................ 126 122,209
5.00%, 12/15/38 - 07/20/42 .......... 40 40,993
5.00%, 01/15/53
(e)
................ 133 131,767
5.50%, 01/15/34 ................. 206 212,936
Uniform Mortgage-Backed Securities
1.50%, 01/25/38
(e)
................ 198 171,396
1.50%, 11/01/41 - 11/01/51 .......... 893 719,111
2.00%, 10/01/31 - 03/01/52 .......... 4,823 3,967,631
2.00%, 01/25/38 - 01/25/53
(e)
......... 1,217 1,031,831
2.50%, 04/01/30 - 03/01/52 .......... 3,698 3,199,922
2.50%, 01/25/38 - 01/25/53
(e)
......... 554 469,243
3.00%, 04/01/29 - 08/01/52 .......... 2,141 1,937,576
3.00%, 01/25/38 - 01/25/53
(e)
......... 141 124,123
3.50%, 08/01/30 - 09/01/52 .......... 1,176 1,087,720
3.50%, 01/25/38 - 01/25/53
(e)
......... 34 31,896
4.00%, 01/01/26 - 10/01/51 .......... 1,030 985,663
4.00%, 01/25/53
(e)
................ 113 105,956
4.50%, 05/01/24 - 08/01/52 .......... 359 350,968
4.50%, 01/25/53 - 02/25/53
(e)
......... 875 842,155
5.00%, 09/01/35 - 08/01/41 .......... 103 104,549
5.00%, 01/25/53
(e)
................ 334 329,064
5.50%, 05/01/34 - 12/01/39 .......... 107 110,445
5.50%, 01/25/53 - 02/25/53
(e)
......... 895 897,259
6.00%, 04/01/35 - 06/01/41 .......... 123 127,830
6.50%, 05/01/40 ................. 21 22,122
22,301,056
Total U.S. Government Sponsored Agency Securities — 57.8%
(Cost: $25,323,124) .............................. 23,301,470
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 212 217,996
4.50%, 08/15/39 ................. 170 180,260
4.38%, 11/15/39 ................. 170 177,258
4.63%, 02/15/40 ................. 42 45,135
3.88%, 08/15/40 ................. 42 40,970
3.13%, 02/15/43 ................. 660 563,063
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,043,511
3.63%, 08/15/43 ................. 660 606,736
3.75%, 11/15/43 ................. 660 618,595
2.50%, 02/15/45 ................. 154 115,939
2.75%, 11/15/47 ................. 154 120,126
3.00%, 02/15/48 ................. 784 642,604
2.25%, 08/15/49 ................. 815 572,920
1.63%, 11/15/50 ................. 85 50,575
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
0.50%, 03/15/23 - 05/31/27 .......... USD 873 $ 800,323
0.25%, 04/15/23 ................. 214 211,509
2.75%, 05/31/23 ................. 1,260 1,250,648
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,518,027
2.00%, 02/15/25 ................. 1,330 1,265,474
0.38%, 04/30/25 ................. 367 334,945
2.13%, 05/15/25 ................. 1,390 1,320,880
1.50%, 08/15/26 - 02/15/30 .......... 1,881 1,711,478
0.63%, 03/31/27 ................. 146 126,689
2.88%, 08/15/28 ................. 380 357,838
3.13%, 11/15/28 ................. 380 362,440
2.38%, 03/31/29 ................. 54 49,102
1.63%, 08/15/29 ................. 266 230,828
Total U.S. Treasury Obligations — 36.0%
(Cost: $16,694,254) .............................. 14,535,869
Total Long-Term Investments — 99.3%
(Cost: $44,423,405) .............................. 40,058,446
Shares
Shares
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(f)(g)
................. 845,499 845,499
Total Money Market Funds — 2.1%
(Cost: $845,499) ................................ 845,499
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.4%
Federal Home Loan Bank Discount Notes,
3.88%, 01/13/23
(h)
............... 3,800 3,795,487
Total U.S. Government Sponsored Agency Securities — 9.4%
(Cost: $3,795,097) .............................. 3,795,487
Total Short-Term Securities — 11.5%
(Cost: $4,640,596) .............................. 4,640,986
Total Investments Before Options Written and TBA Sale
Commitments — 110.8%
(Cost: $49,064,001 ) .............................. 44,699,432
Total Options Written — (0.2)%
(Premium Received — $(66,365)) .................... (75,269)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — (7.6)%
Government National Mortgage Association
2.50% ,  01/15/53 ................. (167) (144,682)
3.50% ,  01/15/53 ................. (263) (241,431)
4.00% ,  01/15/53 ................. (1) (946)
Uniform Mortgage-Backed Securities
1.50% ,  01/25/38 - 01/25/53 .......... (52) (40,063)
2.00% ,  01/25/38 - 02/25/53 .......... (1,315) (1,070,317)
2.50% ,  01/25/38 - 01/25/53 .......... (26) (23,444)
3.00% ,  01/25/38 - 01/25/53 .......... (362) (322,402)
3.50% ,  01/25/38 - 01/25/53 .......... (142) (130,857)
4.00% ,  01/25/53 ................. (59) (55,322)

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% ,  01/25/53 ................. USD (146) $ (140,489)
5.50% ,  01/25/53 - 02/25/53 .......... (895) (897,259)
Total TBA Sale Commitments — (7.6)%
(Proceeds: $(3,091,254)) .......................... (3,067,212)
Total Investments Net of Options Written and TBA Sale
Commitments — 103.0%
(Cost: $45,906,382 ) .............................. 41,556,951
Liabilities in Excess of Other Assets — (3.0)% ............ (1,207,067)
Net Assets — 100.0% ..............................
$ 40,349,884
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,097,193 $ — $ (7,251,694)
(a)
$ — $ — $ 845,499 845,499 $ 10,894 $ —
— —
(a)
Represents net amount purchased (sold).

2022
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
10
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 11 03/22/23 $ 1,234 $ (2,723)
U.S. Treasury 10 Year Ultra Note ............................................... 9 03/22/23 1,061 (10,638)
U.S. Treasury Ultra Bond .................................................... 4 03/22/23 534 (12,961)
U.S. Treasury 5 Year Note .................................................... 29 03/31/23 3,127 (5,452)
(31,774)
Short Contracts
U.S. Treasury Long Bond .................................................... 9 03/22/23 1,122 10,603
U.S. Treasury 2 Year Note .................................................... 1 03/31/23 205 265
10,868
$ (20,906)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 10,000 USD 6,725 Natwest Markets plc 01/12/23 $ 86
CAD 13,623 USD 10,000 State Street Bank and Trust Co. 01/12/23 62
EUR 10,000 USD 10,396 HSBC Bank plc 01/12/23 315
JPY 1,372,905 USD 10,000 Bank of New York Mellon 01/12/23 472
JPY 1,358,932 USD 10,000 Barclays Bank plc 01/12/23 366
MXN 198,493 USD 10,000 Deutsche Bank AG 01/12/23 171
USD 6,353 NZD 10,000 Bank of America NA 01/12/23 3
ZAR 170,679 USD 10,000 Barclays Bank plc 01/12/23 38
USD 10,487 MXN 206,000 Citibank NA 02/21/23 11
USD 9,399 MXN 182,570 Deutsche Bank AG 02/21/23 115
1,639
USD 10,000 CAD 13,609 Bank of America NA 01/12/23 (51)
USD 10,654 EUR 10,000 HSBC Bank plc 01/12/23 (57)
USD 12,024 GBP 10,000 Royal Bank of Canada 01/12/23 (68)
USD 10,000 JPY 1,344,447 State Street Bank and Trust Co. 01/12/23 (255)
USD 10,000 ZAR 172,358 Barclays Bank plc 01/12/23 (137)
USD 2,862 EUR 2,666 Deutsche Bank AG 02/21/23 (2)
USD 917 EUR 861 Royal Bank of Canada 02/21/23 (8)
USD 9,556 MXN 191,416 JPMorgan Chase Bank NA 02/21/23 (178)
USD 17,601 CAD 24,000 BNP Paribas SA 03/15/23 (134)
(890)
$ 749
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 1 01/27/23 USD 108.25 USD 100 $ (484)

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
11
Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 % USD 300 $ (92)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 200 (533)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (4,612)
(5,237)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (35,846)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.75% Semi-Annual Barclays Bank plc 04/11/23 4.75 USD 1,600 (3,732)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (16,015)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (13,955)
(69,548)
$ (74,785)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly 09/14/23 MXN 532 $ (168) $ — $ (168)
28 day MXIBTIIE Monthly 10.30% Monthly 09/18/23 MXN 422 (112) — (112)
6.15% Annual 3 month WIBOR Quarterly 04/11/24 PLN 76 161 — 161
3.13% Annual 1 day SOFR Annual 06/14/24 USD 700 14,404 — 14,404
2.22% Annual 6 month EURIBOR Semi-Annual 09/12/24 EUR 21 334 6 328
3.58% Annual 1 day SOFR Annual 09/13/24 USD 700 11,747 — 11,747
3.63% Annual 1 day SOFR Annual 09/13/24 USD 400 6,329 — 6,329
4.16% Annual 1 day SOFR Annual 09/23/24 USD 1,100 6,633 — 6,633
4.32% Annual 1 day SOFR Annual 09/27/24 USD 1,000 3,015 — 3,015
1 day SOFR Annual 3.66% Annual 10/17/24 USD 1,300 (20,678) — (20,678)
1 day SOFR Annual 3.45% Annual 11/08/24 USD 1,500 (30,113) — (30,113)
1 day SOFR Annual 3.75% Annual 11/21/24 USD 1,600 (22,779) — (22,779)
1 day SOFR Annual 4.17% Annual 12/15/24 USD 1,700 (10,078) — (10,078)
4.22% Annual 1 day SOFR Annual 12/15/24 USD 800 3,913 — 3,913
6.87% Annual 6 month WIBOR Semi-Annual 09/29/27 PLN 13 (74) — (74)
6.99% Annual 6 month WIBOR Semi-Annual 09/30/27 PLN 18 (123) — (123)
5.67% Annual 6 month WIBOR Semi-Annual 03/15/28 PLN 17 67 — 67
5.92% Annual 6 month WIBOR Semi-Annual 03/15/28 PLN 49 87 — 87
5.99% Annual 6 month WIBOR Semi-Annual 03/15/28 PLN 16 16 — 16
2.16% Annual 1 day SOFR Annual 04/01/32 USD 300 32,962 — 32,962
2.65% Annual 1 day SOFR Annual 06/02/32 USD 100 7,232 — 7,232
6 month EURIBOR Semi-Annual 2.44% Annual 07/14/32 EUR 12 (365) — (365)
1 day SOFR Annual 3.64% Annual 09/28/32 USD 200 1,269 395 874
$ 3,679 $ 401 $ 3,278
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Bank of America NA 12/20/27 USD 5 $ 65 $ 57 $ 8
$ – $ – $ –

2022
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
12
Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 13.97% At Termination Citibank NA 01/02/24 BRL 54 $ 50 $ — $ 50
1 day
BZDIOVER At Termination 13.98% At Termination Citibank NA 01/02/24 BRL 51 47 — 47
1 day
BZDIOVER At Termination 14.49% At Termination
Goldman Sachs
International 01/02/24 BRL 56 106 — 106
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 27 (134) — (134)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 37 (176) — (176)
$ (107) $ — $ (107)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.77
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.02
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.04
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 401 $ — $ 87,768 $ (84,490) $ —
OTC Swaps ..................................................... 57 — 211 (310) —
Options Written ................................................... N/A N/A 28,004 (36,908) (75,269)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
13
Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 10,868 $ — $ 10,868
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,639 — — 1,639
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 87,768 — 87,768
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 65 — — 203 — 268
$ — $ 65 $ — $ 1,639 $ 98,839 $ — $ 100,543
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — — — 31,774 — 31,774
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 890 — — 890
Options written
(b)
Options written at value ..................... — — — — 75,269 — 75,269
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 84,490 — 84,490
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 310 — 310
$ — $ — $ — $ 890 $ 191,843 $ — $ 192,733
(b)
Includes forward settling swaptions.
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (13,727) $ — $ (13,727)
Forward foreign currency exchange contracts .... — — — (8,493) — — (8,493)
Options purchased
(a)
.................... — — — (19,996) 46,032 — 26,036
Options written ........................ — — — 413 239,020 — 239,433
Swaps .............................. — 407 — — (426,485) (149,379) (575,457)
$ — $ 407 $ — $ (28,076) $ (155,160) $ (149,379) $ (332,208)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (11,631) $ — $ (11,631)
Forward foreign currency exchange contracts .... — — — (3,221) — — (3,221)
Options purchased
(b)
.................... — — — 2,441 1,818 — 4,259
Options written ........................ — — — — (56,138) — (56,138)
Swaps .............................. — 8 — — 3,685 37,149 40,842
$ — $ 8 $ — $ (780) $ (62,266) $ 37,149 $ (25,889)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond V.I. Fund
14
Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,472,112
Average notional value of contracts — short ................................................................................. $ 2,985,657
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 190,941
Average amounts sold — in USD ........................................................................................ $ 50,391
Options
Average value of option contracts purchased ................................................................................ $ 3,256
Average value of option contracts written ................................................................................... $ 273
Average notional value of swaption contracts purchased ......................................................................... $ 2,532,950
Average notional value of swaption contracts written ........................................................................... $ 14,071,862
Credit default swaps
Average notional value — buy protection ................................................................................... $ 3,750
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 4,351,448
Average notional value — receives fixed rate ................................................................................ $ 11,045,961
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 468,208
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,808 $ 11,428
Forward foreign currency exchange contracts ................................................................. 1,639 890
Options
(a)
......................................................................................... — 75,269
Swaps — centrally cleared .............................................................................. — 1,425
Swaps — OTC
(b)
.................................................................................... 268 310
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 3,715 $ 89,322
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,808) (13,337)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,907 $ 75,985
(a)
Includes forward settling swaptions.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 68 $ (68) $ — $ — $ —
Bank of New York Mellon ........................... 472 — — — 472
Barclays Bank plc ................................ 404 (404) — — —
Citibank NA .................................... 108 (108) — — —
Deutsche Bank AG ............................... 286 (286) — — —
Goldman Sachs International ........................ 106 — — — 106
HSBC Bank plc .................................. 315 (57) — — 258
Natwest Markets plc .............................. 86 — — — 86
State Street Bank and Trust Co. ...................... 62 (62) — — —
$ 1,907 $ (985) $ — $ — $ 922

BlackRock U.S. Government Bond V.I. Fund
Schedule of Investments
15
Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 52,537 $ (68) $ — $ — $ 52,469
Barclays Bank plc ................................ 3,869 (404) — — 3,465
BNP Paribas SA ................................. 134 — — — 134
Citibank NA .................................... 176 (108) — — 68
Deutsche Bank AG ............................... 18,569 (286) — — 18,283
HSBC Bank plc .................................. 57 (57) — — —
JPMorgan Chase Bank NA .......................... 312 — — — 312
Royal Bank of Canada ............................. 76 — — — 76
State Street Bank and Trust Co. ...................... 255 (62) — — 193
$ 75,985 $ (985) $ — $ — $ 75,000
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 485,655 $ — $ 485,655
Foreign Government Obligations .............................. — 32,256 — 32,256
Non-Agency Mortgage-Backed Securities ........................ — 1,703,196 — 1,703,196
U.S. Government Sponsored Agency Securities .................... — 23,301,470 — 23,301,470
U.S. Treasury Obligations ................................... — 14,535,869 — 14,535,869
Short-Term Securities
Money Market Funds ...................................... 845,499 — — 845,499
U.S. Government Sponsored Agency Securities .................... — 3,795,487 — 3,795,487
Liabilities
Investments
TBA Sale Commitments .................................... — (3,067,212) — (3,067,212)
$ 845,499 $ 40,786,721 $ — $ 41,632,220
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 8 $ — $ 8
Foreign currency exchange contracts ............................ — 1,639 — 1,639
Interest rate contracts ....................................... 10,868 87,971 — 98,839
Liabilities
Foreign currency exchange contracts ............................ — (890) — (890)
Interest rate contracts ....................................... (32,258) (159,585) — (191,843)
$ (21,390) $ (70,857) $ — $ (92,247)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders
16
BlackRock U.S.
Government Bond
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 43,853,933
Investments, at value — affiliated
(b)
.......................................................................................... 845,499
Cash ............................................................................................................. 555
Cash pledged: –
Futures contracts .................................................................................................... 91,000
Centrally cleared swaps ................................................................................................ 26,997
Foreign currency, at value
(c)
............................................................................................... 126,922
Receivables: –
TBA sale commitments ................................................................................................ 3,091,254
Capital shares sold ................................................................................................... 152,458
Dividends — affiliated ................................................................................................. 1,604
Interest — unaffiliated ................................................................................................. 183,388
Variation margin on futures contracts ....................................................................................... 1,808
Swap premiums paid ................................................................................................... 57
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,639
OTC swaps ........................................................................................................ 211
Prepaid expenses ..................................................................................................... 836
Total assets .........................................................................................................
48,378,161
LIABILITIES
Options written, at value
(d)
................................................................................................ 75,269
TBA sale commitments, at value
(e)
.......................................................................................... 3,067,212
Payables: –
Investments purchased ................................................................................................ 4,634,560
Capital shares redeemed ............................................................................................... 804
Distribution fees ..................................................................................................... 680
Income dividend distributions ............................................................................................ 57,713
Investment advisory fees .............................................................................................. 8,204
Directors' and Officer's fees ............................................................................................. 507
Professional fees .................................................................................................... 56,531
Variation margin on futures contracts ....................................................................................... 11,428
Variation margin on centrally cleared swaps .................................................................................. 1,425
Other accrued expenses ............................................................................................... 112,744
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 890
OTC swaps ........................................................................................................ 310
Total liabilities ........................................................................................................
8,028,277
NET ASSETS ........................................................................................................
$ 40,349,884
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 49,804,425
Accumulated loss ..................................................................................................... (9,454,541)
NET ASSETS ........................................................................................................
$ 40,349,884
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 48,218,502
(b)
  Investments, at cost — affiliated .......................................................................................... $ 845,499
(c)
  Foreign currency, at cost ............................................................................................... $ 128,201
(d)
  Premiums received .................................................................................................. $ 66,365
(e)
  Proceeds from TBA sale commitments ..................................................................................... $ 3,091,254
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022
17
Financial Statements
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
NET ASSET VALUE
Class I
Net assets ..........................................................................................................
$ 36,955,855
Shares outstanding ...................................................................................................
4,115,091
Net asset value ......................................................................................................
$ 8.98
Shares authorized ....................................................................................................
300 million
Par value ..........................................................................................................
$ 0.10
Class III
Net assets ..........................................................................................................
$ 3,394,029
Shares outstanding ...................................................................................................
378,099
Net asset value ......................................................................................................
$ 8.98
Shares authorized ....................................................................................................
100 million
Par value ..........................................................................................................
$ 0.10

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders
18
See notes to financial statements.
BlackRock U.S.
Government Bond
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 10,894
Interest — unaffiliated ................................................................................................. 974,856
Total investment income .................................................................................................
985,750
EXPENSES
Investment advisory .................................................................................................. 223,810
Accounting services .................................................................................................. 88,499
Transfer agent — class specific .......................................................................................... 88,263
Professional ....................................................................................................... 75,873
Printing and postage ................................................................................................. 24,593
Custodian ......................................................................................................... 16,144
Distribution — class specific ............................................................................................ 9,859
Transfer agent ...................................................................................................... 5,000
Miscellaneous ...................................................................................................... 8,413
Total expenses excluding interest expense .....................................................................................
540,454
Interest expense .................................................................................................... 18,089
Total expenses .......................................................................................................
558,543
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (117,388)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (86,025)
Total expenses after fees waived and/or reimbursed ..............................................................................
355,130
Net investment income ..................................................................................................
630,620
REALIZED AND UNREALIZED GAIN (LOSS) $ (7,253,448)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (1,674,436)
Forward foreign currency exchange contracts ............................................................................... (8,493)
Foreign currency transactions ......................................................................................... (3,987)
Futures contracts .................................................................................................. (13,727)
Options written ................................................................................................... 239,433
Swaps ......................................................................................................... (575,457)
A
(2,036,667)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (5,174,998)
Forward foreign currency exchange contracts ............................................................................... (3,221)
Foreign currency translations .......................................................................................... (11,635)
Futures contracts .................................................................................................. (11,631)
Options written ................................................................................................... (56,138)
Swaps ......................................................................................................... 40,842
A
(5,216,781)
Net realized and unrealized loss ............................................................................................
(7,253,448)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (6,622,828)

Statements of Changes in Net Assets
19
Financial Statements
BlackRock U.S. Government Bond V.I.
Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 630,620  $ 344,224
Net realized loss .................................................................................. (2,036,667) (23,610)
Net change in unrealized appreciation (depreciation) .......................................................... (5,216,781) (1,329,853)
Net decrease in net assets resulting from operations ............................................................ (6,622,828) (1,009,239)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (619,999) (580,924)
  Class III ....................................................................................... (46,472) (44,621)
Decrease in net assets resulting from distributions to shareholders ................................................... (666,471) (625,545)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,947,398) (6,892,429)
NET ASSETS
Total decrease in net assets ............................................................................ (13,236,697) (8,527,213)
Beginning of year .................................................................................... 53,586,581  62,113,794
End of year ........................................................................................
$ 40,349,884  $ 53,586,581
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders
20
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class I
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 10.50  $ 10.79  $ 10.32  $ 9.93  $ 10.12
Net investment income
(a)
........................................
0.14  0.07  0.16  0.23  0.21
Net realized and unrealized gain (loss) ...............................
(1.51) (0.24) 0.50  0.40  (0.18)
Net increase (decrease) from investment operations ....................... (1.37) (0.17) 0.66  0.63  0.03
Distributions from net investment income
(b)
........................... (0.15) (0.12) (0.19) (0.24) (0.22)
Net asset value, end of year ...................................... $ 8.98  $ 10.50  $ 10.79  $ 10.32  $ 9.93
Total Return
(c)
— — — — —
Based on net asset value ......................................... (13.13)% (1.59)% 6.46% 6.36% 0.29%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.23% 1.02% 1.09% 1.70% 1.85%
Total expenses after fees waived and/or reimbursed .......................
0.77% 0.56% 0.63% 1.31% 1.27%
Total expenses after fees waived and/or reimbursed and excluding interest expense ..
0.73% 0.56% 0.54% 0.74% 0.82%
Net investment income ..........................................
1.44% 0.63% 1.54% 2.22% 2.10%
Supplemental Data
Net assets, end of year (000) ....................................... $ 36,956  $ 48,507  $ 55,191  $ 53,865  $ 54,820
Portfolio turnover rate
(e)
........................................... 524% 706% 672% 699% 737%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
316% 373% 415% 445% 435%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond V.I. Fund
Class III
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 10.50  $ 10.78  $ 10.32  $ 9.92  $ 10.11
Net investment income
(a)
.......................................
0.10  0.04  0.13  0.19  0.18
Net realized and unrealized gain (loss) ..............................
(1.50) (0.23) 0.49  0.42  (0.18)
Net increase (decrease) from investment operations ...................... (1.40) (0.19) 0.62  0.61  0.00
Distributions from net investment income
(b)
.......................... (0.12) (0.09) (0.16) (0.21) (0.19)
Net asset value, end of year ..................................... $ 8.98  $ 10.50  $ 10.78  $ 10.32  $ 9.92
Total Return
(c)
— — — — —
Based on net asset value ........................................ (13.40)% (1.81)% 6.03% 6.14% (0.01)%
Ratios to Average Net Assets
(d)
Total expenses ...............................................
1.42% 1.22% 1.28% 1.89% 2.03%
Total expenses after fees waived and/or reimbursed ......................
1.06% 0.87% 0.92% 1.61% 1.57%
Total expenses after fees waived and/or reimbursed and excluding interest expense .
1.02% 0.87% 0.84% 1.03% 1.13%
Net investment income .........................................
1.09% 0.34% 1.19% 1.86% 1.86%
Supplemental Data
Net assets, end of year (000) ...................................... $ 3,394  $ 5,079  $ 6,923  $ 2,698  $ 3,305
Portfolio turnover rate
(e)
.......................................... 524% 706% 672% 699% 737%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
316% 373% 415% 445% 435%
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders
22
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 3 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock U.S.
Government Bond V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
On September 8, 2022, the Board of Directors (the “Board”) of the Company approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund.
Accordingly, effective on April 28, 2023, the Fund will no longer accept purchase orders. On or about April 28, 2023, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any interest holders on the Liquidation Date will be redeemed at the net asset value (“NAV”) per share and the Fund will then be terminated.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
24
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were
$915,586 and 1.99%, respectively.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
26
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
28
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the year ended December 31, 2022, the class specific distribution fees borne directly by Class III were $9,859.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the year ended December 31, 2022 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager voluntarily agreed to waive 0.26 % of its investment advisory fee paid by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
For the year ended December 31, 2022, the amount waived was $116,381.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2022, the amount waived was $962.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the year ended December 31, 2022, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.50%
$1 billion - $3 billion ..................................................................................................... 0.47
$3 billion - $5 billion ..................................................................................................... 0.45
$5 billion - $10 billion .................................................................................................... 0.44
Greater than $10 billion ................................................................................................... 0.43
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 82,207 $ 6,056 $ 88,263
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Fund Name/Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
BlackRock U.S. Government Bond V.I. Fund
Class I ....................................................................................................... $ 82,207
Class III ...................................................................................................... 3,818
$ 86,025

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $45 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
For the year ended December 31, 2022, purchases and sales related to mortgage dollar rolls were $97,031,048 and $97,129,482, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
U.S. Government Bond V.I. ............................................... $ 19,036,039 $ 25,091,255 $ 224,919,913 $ 229,078,239
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock U.S. Government Bond V.I. Fund
Ordinary income ........................................................................................... $ 666,471 $ 625,545

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
30
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts and the accounting for swap agreements.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Loss es
(c)
Total
BlackRock U.S. Government Bond V.I. Fund ........................... $ 158,116 $ (4,823,524) $ (4,721,009) $ (68,124) $ (9,454,541)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Government Bond V.I. Fund ............................... $ 49,444,154 $ 183,030 $ (4,902,450) $ (4,719,420)

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Government Bond V.I. Fund
Class I
Shares sold .............................................
292,158 $ 2,807,637 360,686 $ 3,821,135
Shares issued in reinvestment of distributions ........................
62,591 592,485 57,610 611,049
Shares redeemed .........................................
(859,570) (8,350,457) (914,738) (9,677,139)
(504,821) $ (4,950,335) (496,442) $ (5,244,955)
Class III
Shares sold .............................................
422,953 $ 4,161,799 680,230 $ 7,227,585
Shares issued in reinvestment of distributions ........................
4,655 43,928 4,581 48,594
Shares redeemed .........................................
(533,447) (5,202,790) (842,934) (8,923,653)
(105,839) $ (997,063) (158,123) $ (1,647,474)
(610,660) $ (5,947,398) (654,565) $ (6,892,429)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders
32
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
33
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock U.S. Government Bond V.I. Fund and the Board of Directors of BlackRock Variable Series Funds II, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Government Bond V.I. Fund of BlackRock Variable Series Funds II, Inc. (the “Fund”),
including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders
34
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Statement Regarding Liquidity Risk Management Program
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Variable Series Funds, Inc. (“Variable Series
Funds”) and BlackRock Variable Series Funds II, Inc. (“Variable Series Funds II” and together with Variable Series Funds, the “Companies” and each, a “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core
V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation
V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International Index V.I. Fund, BlackRock
International V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Small Cap
Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund (the “Funds”), each a series of Variable Series Funds or Variable Series
Funds II, as applicable, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors (the “Board”) of Variable Series Funds, on behalf of BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund,
BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I. Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund,
BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock International Index V.I. Fund, BlackRock International V.I. Fund, BlackRock Large
Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, met on November 8-9,
2022 and the Board of Directors of Variable Series Funds II, (together with the Board, the “Boards”), on behalf of BlackRock High Yield V.I. Fund, BlackRock Total Return V.I.
Fund and BlackRock U.S. Government Bond V.I. Fund, met on November 10-11, 2022 (the “Meetings”) to review the Program. The Boards previously appointed BlackRock
Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meetings,
the Committee, on behalf of BlackRock, provided the Boards with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Director and Officer Information
2022
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Director
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 164 Portfolios None
Susan J. Carter
1956
Director
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 164 Portfolios None
Collette Chilton
1958
Director
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 164 Portfolios None
Neil A. Cotty
1954
Director
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 164 Portfolios None
Lena G. Goldberg
1949
Director
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. from 2013 to
2021; Senior Lecturer, Harvard Business School from 2008 to
2021; FMR LLC/Fidelity Investments (financial services) from
1996 to 2008, serving in various senior roles including Executive
Vice President - Strategic Corporate Initiatives and Executive
Vice President and General Counsel; Partner, Sullivan &
Worcester LLP from 1985 to 1996 and Associate thereof from
1979 to 1985.
28 RICs consisting of 164 Portfolios None
Henry R. Keizer
1956
Director
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 164 Portfolios Hertz Global Holdings (car rental) from 2015 to 2021;
GrafTech International Ltd.
(materials manufacturing);
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Director
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 164 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Director
(Since 2015)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 164 Portfolios None
Joseph P. Platt
1947
Director
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 164 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Director
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 164 Portfolios None
Claire A. Walton
1957
Director
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 164 Portfolios None
Independent Directors
(a)
(continued)

Director and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
Interested Directors
(a)(d)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Director joined the Board, certain Independent Directors first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph
P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Company based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)
Director and Officer Information
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company's Directors and Officers is available in the Company's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2022, Joseph P. Platt retired as a Director of the Company.

Director and Officer Information
2022
BlackRock Annual Report to Shareholders
BlackRock Variable Series Funds II, Inc.
Independent Directors
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Director
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Director
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
72 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Director
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Director
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Director
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Director
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
70 RICs consisting of 102 Portfolios The Boeing Company
(airplane manufacturer)
J. Phillip Holloman
1955
Director
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Director
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Director and Officer Information
(continued)
Director and Officer Information
Interested Directors
(a)(e)
(a)
The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Company’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Directors who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Company’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Directors became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Director
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(d)
1964
Director
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Director and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders
Officers Who Are Not Directors
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Company serve at the pleasure of the Board.
Further information about the Company’s Directors and Officers is available in the Company’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Director of the Company.

Additional Information
Additional Information
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(d)
New York, NY 10179
Brown Brothers Harriman & Co.
(e)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(f)
New York, NY 10019
Willkie Farr & Gallagher LLP
(g)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I.
Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Government Money Market V.I. Fund, BlackRock High Yield
V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock
Small Cap Index V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.
(e)
For BlackRock Global Allocation V.I. Fund and BlackRock International V.I. Fund.
(f)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(g)
For BlackRock High Yield V.I. Fund, BlackRock Total Return V.I. Fund and BlackRock U.S. Government Bond V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-12/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$39,168	$38,784	$44	$210	$14,900	$13,600	$431	$0
BlackRock Total Return V.I. Fund	$49,878	$49,389	$44	$210	$14,900	$14,900	$431	$0
BlackRock U.S. Government Bond V.I. Fund	$37,536	$37,168	$44	$210	$14,900	$14,900	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock High Yield V.I. Fund	$15,375	$13,810
BlackRock Total Return V.I. Fund	$15,375	$15,110
BlackRock U.S. Government Bond V.I. Fund	$15,375	$15,110

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 14, 2023

By:     /s/ Trent Walker
          Trent Walker

Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: February 14, 2023